UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Low-Priced Stock Fund Fidelity® Low-Priced Stock Fund Class K : FLPKX

This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 39	0.78%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$24,002,302,773
Number of Holdings	641
Portfolio Turnover	22%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.2
Industrials	15.4
Consumer Discretionary	14.4
Information Technology	14.1
Health Care	9.4
Energy	8.0
Consumer Staples	6.9
Materials	5.0
Utilities	1.6
Real Estate	1.1
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 63.8
Japan - 8.1
United Kingdom - 6.1
Canada - 3.3
China - 2.5
France - 2.3
Korea (South) - 2.0
Netherlands - 1.6
Taiwan - 1.3
Others - 9.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	2.0
UnitedHealth Group Inc	1.8
PG&E Corp	1.4
Reinsurance Group of America Inc	1.2
TotalEnergies SE ADR	1.2
TD SYNNEX Corp	1.2
Ovintiv Inc	1.0
Amdocs Ltd	1.0
Primo Brands Corp Class A	0.9
Raymond James Financial Inc	0.9
12.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915223.100    2095-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Low-Priced Stock Fund Fidelity Advisor® Low-Priced Stock Fund Class I : FLPFX

This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period October 8, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 29	0.90%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$24,002,302,773
Number of Holdings	641
Portfolio Turnover	22%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.2
Industrials	15.4
Consumer Discretionary	14.4
Information Technology	14.1
Health Care	9.4
Energy	8.0
Consumer Staples	6.9
Materials	5.0
Utilities	1.6
Real Estate	1.1
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 63.8
Japan - 8.1
United Kingdom - 6.1
Canada - 3.3
China - 2.5
France - 2.3
Korea (South) - 2.0
Netherlands - 1.6
Taiwan - 1.3
Others - 9.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	2.0
UnitedHealth Group Inc	1.8
PG&E Corp	1.4
Reinsurance Group of America Inc	1.2
TotalEnergies SE ADR	1.2
TD SYNNEX Corp	1.2
Ovintiv Inc	1.0
Amdocs Ltd	1.0
Primo Brands Corp Class A	0.9
Raymond James Financial Inc	0.9
12.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918485.100    7812-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Series Intrinsic Opportunities Fund Fidelity® Series Intrinsic Opportunities Fund : FDMLX

This semi-annual shareholder report contains information about Fidelity® Series Intrinsic Opportunities Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Intrinsic Opportunities Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$2,989,838,126
Number of Holdings	271
Portfolio Turnover	42%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	23.7
Industrials	15.7
Consumer Discretionary	12.8
Information Technology	11.4
Health Care	9.3
Energy	8.1
Materials	5.9
Consumer Staples	4.8
Utilities	1.6
Real Estate	1.5
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.9
Japan - 2.5
United Kingdom - 2.0
France - 1.0
Canada - 1.0
Greece - 0.8
China - 0.7
Puerto Rico - 0.6
Spain - 0.5
Others - 3.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	2.1
UnitedHealth Group Inc	1.7
PG&E Corp	1.4
TD SYNNEX Corp	1.2
Reinsurance Group of America Inc	1.1
Primo Brands Corp Class A	1.0
Gilead Sciences Inc	1.0
Silgan Holdings Inc	1.0
Raymond James Financial Inc	1.0
Cognizant Technology Solutions Corp Class A	0.9
12.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915318.100    2455-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Low-Priced Stock Fund Fidelity® Low-Priced Stock Fund : FLPSX

This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low-Priced Stock Fund	$ 43	0.86%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$24,002,302,773
Number of Holdings	641
Portfolio Turnover	22%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.2
Industrials	15.4
Consumer Discretionary	14.4
Information Technology	14.1
Health Care	9.4
Energy	8.0
Consumer Staples	6.9
Materials	5.0
Utilities	1.6
Real Estate	1.1
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 63.8
Japan - 8.1
United Kingdom - 6.1
Canada - 3.3
China - 2.5
France - 2.3
Korea (South) - 2.0
Netherlands - 1.6
Taiwan - 1.3
Others - 9.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	2.0
UnitedHealth Group Inc	1.8
PG&E Corp	1.4
Reinsurance Group of America Inc	1.2
TotalEnergies SE ADR	1.2
TD SYNNEX Corp	1.2
Ovintiv Inc	1.0
Amdocs Ltd	1.0
Primo Brands Corp Class A	0.9
Raymond James Financial Inc	0.9
12.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915224.100    316-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Value Discovery Fund Fidelity® Value Discovery Fund Class K : FVDKX

This semi-annual shareholder report contains information about Fidelity® Value Discovery Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 22	0.44%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$3,193,939,691
Number of Holdings	108
Portfolio Turnover	53%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.9
Health Care	16.0
Industrials	12.6
Consumer Staples	9.7
Information Technology	7.7
Energy	7.2
Consumer Discretionary	4.8
Utilities	4.3
Communication Services	4.3
Materials	3.1
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
United Kingdom - 4.0
Canada - 2.3
Korea (South) - 0.8
Germany - 0.7
France - 0.2
Sweden - 0.2

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	4.1
Exxon Mobil Corp	3.8
Chubb Ltd	2.8
The Travelers Companies, Inc.	2.8
UnitedHealth Group Inc	2.7
Cigna Group/The	2.6
Bank of America Corp	2.5
Cisco Systems Inc	2.4
Berkshire Hathaway Inc Class B	2.3
Centene Corp	2.2
28.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915252.100    2103-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Low-Priced Stock Fund Fidelity Advisor® Low-Priced Stock Fund Class M : FLPDX

This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period October 8, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 44	1.40%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$24,002,302,773
Number of Holdings	641
Portfolio Turnover	22%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.2
Industrials	15.4
Consumer Discretionary	14.4
Information Technology	14.1
Health Care	9.4
Energy	8.0
Consumer Staples	6.9
Materials	5.0
Utilities	1.6
Real Estate	1.1
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 63.8
Japan - 8.1
United Kingdom - 6.1
Canada - 3.3
China - 2.5
France - 2.3
Korea (South) - 2.0
Netherlands - 1.6
Taiwan - 1.3
Others - 9.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	2.0
UnitedHealth Group Inc	1.8
PG&E Corp	1.4
Reinsurance Group of America Inc	1.2
TotalEnergies SE ADR	1.2
TD SYNNEX Corp	1.2
Ovintiv Inc	1.0
Amdocs Ltd	1.0
Primo Brands Corp Class A	0.9
Raymond James Financial Inc	0.9
12.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918483.100    7810-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Low-Priced Stock Fund Fidelity Advisor® Low-Priced Stock Fund Class A : FLPCX

This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period October 8, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 36	1.15%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$24,002,302,773
Number of Holdings	641
Portfolio Turnover	22%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.2
Industrials	15.4
Consumer Discretionary	14.4
Information Technology	14.1
Health Care	9.4
Energy	8.0
Consumer Staples	6.9
Materials	5.0
Utilities	1.6
Real Estate	1.1
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 63.8
Japan - 8.1
United Kingdom - 6.1
Canada - 3.3
China - 2.5
France - 2.3
Korea (South) - 2.0
Netherlands - 1.6
Taiwan - 1.3
Others - 9.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	2.0
UnitedHealth Group Inc	1.8
PG&E Corp	1.4
Reinsurance Group of America Inc	1.2
TotalEnergies SE ADR	1.2
TD SYNNEX Corp	1.2
Ovintiv Inc	1.0
Amdocs Ltd	1.0
Primo Brands Corp Class A	0.9
Raymond James Financial Inc	0.9
12.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918479.100    7809-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Low-Priced Stock Fund Fidelity Advisor® Low-Priced Stock Fund Class Z : FLPGX

This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period October 8, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 25	0.79%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$24,002,302,773
Number of Holdings	641
Portfolio Turnover	22%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.2
Industrials	15.4
Consumer Discretionary	14.4
Information Technology	14.1
Health Care	9.4
Energy	8.0
Consumer Staples	6.9
Materials	5.0
Utilities	1.6
Real Estate	1.1
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 63.8
Japan - 8.1
United Kingdom - 6.1
Canada - 3.3
China - 2.5
France - 2.3
Korea (South) - 2.0
Netherlands - 1.6
Taiwan - 1.3
Others - 9.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	2.0
UnitedHealth Group Inc	1.8
PG&E Corp	1.4
Reinsurance Group of America Inc	1.2
TotalEnergies SE ADR	1.2
TD SYNNEX Corp	1.2
Ovintiv Inc	1.0
Amdocs Ltd	1.0
Primo Brands Corp Class A	0.9
Raymond James Financial Inc	0.9
12.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918487.100    7813-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Low-Priced Stock K6 Fund Fidelity® Low-Priced Stock K6 Fund : FLKSX

This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock K6 Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low-Priced Stock K6 Fund	$ 25	0.50%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$3,884,367,719
Number of Holdings	636
Portfolio Turnover	36%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.6
Industrials	14.6
Consumer Discretionary	13.9
Information Technology	13.6
Health Care	8.9
Energy	8.0
Consumer Staples	6.5
Materials	4.6
Utilities	1.7
Real Estate	1.2
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.7
Short-Term Investments and Net Other Assets (Liabilities) - 5.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 65.9
Japan - 7.7
United Kingdom - 5.9
Canada - 3.1
China - 2.3
France - 2.2
Korea (South) - 1.6
Netherlands - 1.3
Taiwan - 1.3
Others - 8.7

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	2.0
UnitedHealth Group Inc	1.7
PG&E Corp	1.4
Reinsurance Group of America Inc	1.2
TotalEnergies SE ADR	1.2
TD SYNNEX Corp	1.2
Ovintiv Inc	1.0
Amdocs Ltd	1.0
Primo Brands Corp Class A	0.9
Raymond James Financial Inc	0.8
12.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915350.100    2955-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Value Discovery K6 Fund Fidelity® Value Discovery K6 Fund : FDVKX

This semi-annual shareholder report contains information about Fidelity® Value Discovery K6 Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Discovery K6 Fund	$ 23	0.45%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$169,482,977
Number of Holdings	108
Portfolio Turnover	55%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.8
Health Care	16.1
Industrials	12.6
Consumer Staples	9.9
Information Technology	7.9
Energy	7.4
Consumer Discretionary	5.0
Communication Services	4.3
Utilities	4.2
Materials	3.3
Real Estate	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Preferred Stocks - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.4
United Kingdom - 4.2
Canada - 2.5
Korea (South) - 0.7
Germany - 0.7
France - 0.3
Sweden - 0.2

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	4.4
Exxon Mobil Corp	3.9
Chubb Ltd	2.9
The Travelers Companies, Inc.	2.9
UnitedHealth Group Inc	2.7
Cigna Group/The	2.6
Bank of America Corp	2.5
Cisco Systems Inc	2.5
Centene Corp	2.2
Wells Fargo & Co	2.1
28.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915348.100    2943-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Value Discovery Fund Fidelity® Value Discovery Fund : FVDFX

This semi-annual shareholder report contains information about Fidelity® Value Discovery Fund for the period August 1, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Discovery Fund	$ 26	0.51%
Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$3,193,939,691
Number of Holdings	108
Portfolio Turnover	53%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.9
Health Care	16.0
Industrials	12.6
Consumer Staples	9.7
Information Technology	7.7
Energy	7.2
Consumer Discretionary	4.8
Utilities	4.3
Communication Services	4.3
Materials	3.1
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.2
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.8
United Kingdom - 4.0
Canada - 2.3
Korea (South) - 0.8
Germany - 0.7
France - 0.2
Sweden - 0.2

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	4.1
Exxon Mobil Corp	3.8
Chubb Ltd	2.8
The Travelers Companies, Inc.	2.8
UnitedHealth Group Inc	2.7
Cigna Group/The	2.6
Bank of America Corp	2.5
Cisco Systems Inc	2.4
Berkshire Hathaway Inc Class B	2.3
Centene Corp	2.2
28.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915253.100    832-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2025
Fidelity® Low-Priced Stock Fund Fidelity Advisor® Low-Priced Stock Fund Class C : FLPEX

This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period October 8, 2024 to January 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 60	1.90%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of January 31, 2025)

KEY FACTS
Fund Size	$24,002,302,773
Number of Holdings	641
Portfolio Turnover	22%
What did the Fund invest in?
(as of January 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.2
Industrials	15.4
Consumer Discretionary	14.4
Information Technology	14.1
Health Care	9.4
Energy	8.0
Consumer Staples	6.9
Materials	5.0
Utilities	1.6
Real Estate	1.1
Communication Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 63.8
Japan - 8.1
United Kingdom - 6.1
Canada - 3.3
China - 2.5
France - 2.3
Korea (South) - 2.0
Netherlands - 1.6
Taiwan - 1.3
Others - 9.0

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	2.0
UnitedHealth Group Inc	1.8
PG&E Corp	1.4
Reinsurance Group of America Inc	1.2
TotalEnergies SE ADR	1.2
TD SYNNEX Corp	1.2
Ovintiv Inc	1.0
Amdocs Ltd	1.0
Primo Brands Corp Class A	0.9
Raymond James Financial Inc	0.9
12.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918481.100    7811-TSRS-0425

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Low-Priced Stock Fund

Semi-Annual Report
January 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Low-Priced Stock Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Amotiv Ltd	1,248,993	8,313,029
Consumer Staples - 0.1%
Food Products - 0.1%
Inghams Group Ltd	5,275,533	10,498,815
Financials - 0.0%
Insurance - 0.0%
AUB Group Ltd	365,356	7,201,276
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Servcorp Ltd	880,319	2,783,451
TOTAL AUSTRALIA		28,796,571
AUSTRIA - 0.4%
Materials - 0.4%
Construction Materials - 0.3%
Wienerberger AG	2,258,023	66,198,289
Containers & Packaging - 0.1%
Mayr Melnhof Karton AG	221,634	17,842,033
TOTAL AUSTRIA		84,040,322
BAILIWICK OF JERSEY - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Aptiv PLC	1,058,555	66,075,003
BELGIUM - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Econocom Group SA/NV	4,642,750	8,708,031
Semiconductors & Semiconductor Equipment - 0.0%
Melexis NV (a)	95,048	5,768,264
TOTAL BELGIUM		14,476,295
BRAZIL - 0.2%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Atacadao SA	26,867,600	28,458,080
Health Care - 0.1%
Pharmaceuticals - 0.1%
Hypera SA	7,215,200	22,568,913
TOTAL BRAZIL		51,026,993
CANADA - 3.3%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc	997,734	34,647,975
Specialty Retail - 0.1%
Bmtc Group Inc (b)	3,117,677	27,758,448
Leon's Furniture Ltd	177,118	3,166,151
		30,924,599
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear Inc	960,988	49,558,641
TOTAL CONSUMER DISCRETIONARY		115,131,215

Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 1.5%
Alimentation Couche-Tard Inc	3,416,334	180,413,276
Metro Inc/CN	2,710,814	169,380,410
North West Co Inc/The	72,089	2,303,515
		352,097,201
Energy - 0.9%
Energy Equipment & Services - 0.1%
PHX Energy Services Corp	1,150,973	7,254,214
Total Energy Services Inc	1,649,927	12,692,183
		19,946,397
Oil, Gas & Consumable Fuels - 0.8%
Cenovus Energy Inc	9,604,457	138,910,577
Parkland Corp	2,672,345	59,483,511
		198,394,088
TOTAL ENERGY		218,340,485

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Goodfellow Inc (b)	652,460	5,521,903
Richelieu Hardware Ltd	659,244	18,634,014
		24,155,917
Information Technology - 0.1%
Software - 0.1%
Open Text Corp	802,156	23,600,778
Materials - 0.2%
Paper & Forest Products - 0.2%
Stella-Jones Inc	865,216	41,750,163
Western Forest Prods Inc (c)	12,095,972	3,329,128
		45,079,291
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Matters Inc (c)	3,393,456	14,102,916
TOTAL CANADA		792,507,803
CHINA - 2.5%
Communication Services - 0.1%
Entertainment - 0.1%
Netease Inc	728,130	14,966,859
Interactive Media & Services - 0.0%
JOYY Inc Class A ADR (c)	192,099	8,327,491
TOTAL COMMUNICATION SERVICES		23,294,350

Consumer Discretionary - 0.4%
Broadline Retail - 0.1%
Vipshop Holdings Ltd Class A ADR	959,705	13,790,961
Household Durables - 0.2%
Chervon Holdings Ltd	11,904,340	29,211,230
Gree Electric Appliances Inc of Zhuhai A Shares (China)	2,607,037	16,200,107
		45,411,337
Textiles, Apparel & Luxury Goods - 0.1%
Best Pacific International Holdings Ltd (d)	33,559,485	12,705,563
Shenzhou International Group Holdings Ltd	2,305,100	17,350,597
		30,056,160
TOTAL CONSUMER DISCRETIONARY		89,258,458

Consumer Staples - 0.1%
Food Products - 0.0%
Sunjuice Holdings Co Ltd	240,000	940,518
Personal Care Products - 0.1%
Hengan International Group Co Ltd	9,350,185	25,559,741
TOTAL CONSUMER STAPLES		26,500,259

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
China Petroleum & Chemical Corp H Shares	59,892,967	32,898,510
Financials - 0.0%
Financial Services - 0.0%
Far East Horizon Ltd	10,946,511	8,049,835
Health Care - 0.5%
Biotechnology - 0.0%
Essex Bio-Technology Ltd	6,578,521	2,431,517
Health Care Providers & Services - 0.5%
Sinopharm Group Co Ltd H Shares	41,494,422	109,435,488
Pharmaceuticals - 0.0%
China Medical System Holdings Ltd	15,291,948	13,777,060
Consun Pharmaceutical Group Ltd	3,835,612	3,874,057
		17,651,117
TOTAL HEALTH CARE		129,518,122

Industrials - 0.3%
Air Freight & Logistics - 0.1%
Sinotrans Ltd H Shares	28,752,821	13,690,238
Construction & Engineering - 0.0%
Sinopec Engineering Group Co Ltd H Shares	2,965,780	2,367,478
Machinery - 0.1%
Haitian International Holdings Ltd	6,424,255	17,025,484
Precision Tsugami China Corp Ltd (d)	897,923	1,375,941
TK Group Holdings Ltd	7,705,626	1,918,520
		20,319,945
Marine Transportation - 0.1%
SITC International Holdings Co Ltd	5,600,592	13,369,141
Trading Companies & Distributors - 0.0%
Horizon Construction Development Ltd	639,813	99,356
Transportation Infrastructure - 0.0%
Qingdao Port International Co Ltd H Shares (d)(e)	15,821,415	12,264,191
TOTAL INDUSTRIALS		62,110,349

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Kingboard Holdings Ltd (b)	62,376,838	158,505,807
VSTECS Holdings Ltd (b)	106,448,834	64,482,154
		222,987,961
Materials - 0.0%
Chemicals - 0.0%
Yip's Chemical Holdings Ltd	3,691,425	701,152
Utilities - 0.0%
Gas Utilities - 0.0%
China Resources Gas Group Ltd	3,128,872	10,621,115
TOTAL CHINA		605,940,111
DENMARK - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Scandinavian Tobacco Group A/S Series A (d)(e)	841,724	12,099,351
FRANCE - 2.3%
Communication Services - 0.1%
Media - 0.1%
IPSOS SA	276,064	13,122,335
Consumer Discretionary - 0.2%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	712,800	24,789,061
Household Durables - 0.1%
SEB SA	130,276	12,413,373
Specialty Retail - 0.0%
Maisons du Monde SA (d)(e)	818,475	3,481,252
Mr Bricolage SA (c)	796,244	6,129,095
		9,610,347
TOTAL CONSUMER DISCRETIONARY		46,812,781

Energy - 1.2%
Energy Equipment & Services - 0.0%
Vallourec SACA (c)	339,683	6,480,400
Oil, Gas & Consumable Fuels - 1.2%
TotalEnergies SE ADR	4,815,747	279,457,798
TOTAL ENERGY		285,938,198

Financials - 0.1%
Capital Markets - 0.1%
Antin Infrastructure Partners SA	1,799,875	21,061,907
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
Societe BIC SA	38,632	2,548,887
Ground Transportation - 0.2%
Stef SA	285,732	39,660,779
Professional Services - 0.0%
Synergie SA (c)	127,787	3,725,111
Trading Companies & Distributors - 0.0%
Thermador Groupe	61,243	4,491,818
TOTAL INDUSTRIALS		50,426,595

Information Technology - 0.5%
IT Services - 0.5%
Alten SA	134,855	12,485,948
Neurones	68,897	3,244,908
Sopra Steria Group	535,804	99,829,416
		115,560,272
Software - 0.0%
Linedata Services	32,857	2,754,137
NetGem SA	166,778	164,364
		2,918,501
TOTAL INFORMATION TECHNOLOGY		118,478,773

Materials - 0.0%
Containers & Packaging - 0.0%
Groupe Guillin	356,135	10,067,633
TOTAL FRANCE		545,908,222
GERMANY - 0.4%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Mercedes-Benz Group AG	433,637	26,382,528
Financials - 0.1%
Capital Markets - 0.0%
DWS Group GmbH & Co KGaA (d)(e)	147,672	7,307,398
Insurance - 0.1%
Talanx AG	227,579	19,383,027
TOTAL FINANCIALS		26,690,425

Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Takkt AG	1,504,167	12,748,655
Machinery - 0.0%
JOST Werke SE (d)(e)	72,411	3,493,041
Stabilus SE	210,094	6,963,551
		10,456,592
TOTAL INDUSTRIALS		23,205,247

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
BRANICKS Group AG (a)(c)	1,134,248	2,959,322
Instone Real Estate Group SE (d)(e)	1,363,695	11,741,987
		14,701,309
TOTAL GERMANY		90,979,509
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	1,144,842	13,612,171
GREECE - 1.3%
Consumer Discretionary - 0.8%
Distributors - 0.0%
Autohellas Tourist and Trading SA	178,992	2,031,408
Specialty Retail - 0.8%
JUMBO SA	6,631,788	180,251,203
TOTAL CONSUMER DISCRETIONARY		182,282,611

Consumer Staples - 0.2%
Personal Care Products - 0.2%
Sarantis SA (b)	3,651,500	43,183,954
Financials - 0.2%
Banks - 0.2%
Eurobank Ergasias Services and Holdings SA	12,574,022	31,469,363
National Bank of Greece SA	2,947,055	25,619,963
		57,089,326
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Metlen Energy & Metals SA	575,435	20,750,200
Transportation Infrastructure - 0.0%
Athens International Airport SA	604,639	5,375,553
TOTAL INDUSTRIALS		26,125,753

TOTAL GREECE		308,681,644
HONG KONG - 0.4%
Communication Services - 0.0%
Media - 0.0%
Pico Far East Holdings Ltd	21,601,761	5,849,628
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.0%
Cross-Harbour Holdings Ltd/The	1,585,943	1,361,665
Leisure Products - 0.0%
Dream International Ltd	2,600,170	1,801,989
Specialty Retail - 0.1%
Goldlion Holdings Ltd	21,315,610	3,911,924
Textiles, Apparel & Luxury Goods - 0.0%
Sun Hing Vision Group Holdings Ltd (b)	16,496,616	783,345
Texwinca Holdings Ltd	32,260,612	3,105,207
Victory City International Holdings Ltd (c)(f)	8,385,171	11
		3,888,563
TOTAL CONSUMER DISCRETIONARY		10,964,141

Consumer Staples - 0.0%
Food Products - 0.0%
Pacific Andes International Holdings Ltd (c)(f)	106,294,500	136
Pacific Andes Resources Development Ltd (c)(f)	205,371,360	1,512
		1,648
Financials - 0.0%
Consumer Finance - 0.0%
Aeon Credit Service Asia Co Ltd	13,563,667	10,026,659
Health Care - 0.0%
Pharmaceuticals - 0.0%
Dawnrays Pharmaceutical Holdings Ltd	57,666,727	8,881,027
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Lion Rock Group Ltd	17,786,170	3,035,923
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.2%
PAX Global Technology Ltd	43,243,538	26,583,574
Semiconductors & Semiconductor Equipment - 0.1%
ASMPT Ltd	2,570,768	23,441,402
TOTAL INFORMATION TECHNOLOGY		50,024,976

Materials - 0.0%
Chemicals - 0.0%
EcoGreen International Group Ltd (b)(f)	51,434,282	65
TOTAL HONG KONG		88,784,067
INDIA - 0.5%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Oil & Natural Gas Corp Ltd	5,658,393	17,072,075
Oil India Ltd	2,303,450	11,138,606
Petronet LNG Ltd	5,224,700	19,008,735
		47,219,416
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Redington Ltd	26,927,020	63,997,549
Utilities - 0.0%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	66,666	231,662
TOTAL INDIA		111,448,627
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Selamat Sempurna Tbk PT	53,906,100	5,836,889
IRELAND - 0.5%
Financials - 0.3%
Banks - 0.3%
AIB Group PLC	7,260,866	42,897,146
Bank of Ireland Group PLC	3,266,579	32,626,876
		75,524,022
Industrials - 0.2%
Machinery - 0.0%
Mincon Group Plc	1,997,873	911,940
Marine Transportation - 0.1%
Irish Continental Group PLC unit	4,440,174	23,583,931
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	208,871	19,968,068
TOTAL INDUSTRIALS		44,463,939

TOTAL IRELAND		119,987,961
ISLE OF MAN - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Strix Group PLC (c)	2,858,142	1,704,573
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Max Stock Ltd	1,321,074	4,877,550
ITALY - 0.8%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Brembo NV	2,023,264	19,763,564
Pirelli & C SpA (d)(e)	2,003,900	12,107,198
		31,870,762
Household Durables - 0.0%
Emak SpA	3,066,960	2,978,037
TOTAL CONSUMER DISCRETIONARY		34,848,799

Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	1,516,478	52,835,898
Consumer Staples Distribution & Retail - 0.0%
MARR SpA	253,773	2,653,702
MARR SpA	113,187	1,183,596
		3,837,298
TOTAL CONSUMER STAPLES		56,673,196

Financials - 0.1%
Capital Markets - 0.1%
Banca Generali SpA	394,375	19,817,997
Health Care - 0.2%
Pharmaceuticals - 0.2%
Recordati Industria Chimica e Farmaceutica SpA	602,295	36,708,224
Industrials - 0.0%
Machinery - 0.0%
Interpump Group SpA	295,084	13,995,813
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Sesa SpA	269,768	19,142,241
Materials - 0.1%
Construction Materials - 0.1%
Buzzi SpA	383,773	15,773,757
TOTAL ITALY		196,960,027
JAPAN - 8.1%
Communication Services - 0.0%
Entertainment - 0.0%
GungHo Online Entertainment Inc	479,435	10,054,147
Media - 0.0%
RKB Mainichi Holdings Corp	34,005	1,050,308
Trenders Inc	104,916	582,825
		1,633,133
TOTAL COMMUNICATION SERVICES		11,687,280

Consumer Discretionary - 1.0%
Automobile Components - 0.0%
Daikyonishikawa Corp	479,423	1,964,544
Automobiles - 0.1%
Isuzu Motors Ltd	1,170,767	15,740,243
Broadline Retail - 0.1%
ASKUL Corp	1,937,159	21,235,928
Distributors - 0.3%
Arata Corp	1,148,647	23,411,706
Central Automotive Products Ltd	293,398	8,688,666
PALTAC Corp	1,153,431	32,230,977
		64,331,349
Diversified Consumer Services - 0.0%
Aucnet Inc	203,203	3,437,481
Gakkyusha Co Ltd	184,428	2,462,526
JP-Holdings Inc	839,939	3,528,744
		9,428,751
Household Durables - 0.3%
First Juken Co Ltd (b)	1,121,034	7,181,931
FJ Next Holdings Co Ltd	1,151,060	8,615,062
Open House Group Co Ltd	149,007	4,874,539
Pressance Corp	1,660,455	25,509,285
Token Corp	214,201	17,138,361
		63,319,178
Leisure Products - 0.0%
Roland Corp	274,897	7,000,336
Specialty Retail - 0.2%
ARCLANDS CORP	1,079,274	11,953,001
Fuji Corp/Miyagi	461,162	5,816,936
Hamee Corp	600,044	5,025,400
Nafco Co Ltd (b)	1,654,164	20,255,816
Syuppin Co Ltd	288,096	2,049,634
		45,100,787
TOTAL CONSUMER DISCRETIONARY		228,121,116

Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.1%
Belc Co Ltd	1,033,143	41,832,210
Cosmos Pharmaceutical Corp	1,280,724	59,941,028
Create SD Holdings Co Ltd	2,181,606	39,772,120
G-7 Holdings Inc	1,472,399	13,848,688
Genky DrugStores Co Ltd (b)	1,917,731	38,755,426
Halows Co Ltd (b)	1,415,003	34,725,963
YAKUODO Holdings Co Ltd	150,168	1,859,069
Yaoko Co Ltd	695,155	40,654,906
		271,389,410
Food Products - 0.1%
Axyz Co Ltd	20,878	362,477
Pickles Holdings Co Ltd	342,000	2,357,614
S Foods Inc	771,929	12,476,523
		15,196,614
Household Products - 0.0%
Transaction Co Ltd	382,644	4,764,478
TOTAL CONSUMER STAPLES		291,350,502

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Inpex Corp	193,566	2,310,027
Iwatani Corp	378,507	4,144,824
		6,454,851
Financials - 0.3%
Financial Services - 0.3%
Fuyo General Lease Co Ltd	124,737	9,296,723
Zenkoku Hosho Co Ltd	1,490,439	52,877,492
		62,174,215
Health Care - 0.4%
Health Care Equipment & Supplies - 0.2%
Fukuda Denshi Co Ltd	988,910	42,810,151
Nakanishi Inc	379,453	6,259,143
Techno Medica Co Ltd	36,057	409,347
		49,478,641
Health Care Providers & Services - 0.2%
Ci Medical Co Ltd	413,671	2,191,386
Ship Healthcare Holdings Inc	2,155,635	29,420,245
WIN-Partners Co Ltd (b)	2,021,335	17,360,879
		48,972,510
Health Care Technology - 0.0%
Software Service Inc	47,922	3,653,640
TOTAL HEALTH CARE		102,104,791

Industrials - 2.8%
Air Freight & Logistics - 0.3%
AIT Corp	155,792	1,714,351
AZ-COM MARUWA Holdings Inc	2,577,867	19,017,240
Hamakyorex Co Ltd (b)	4,783,740	41,857,835
Senko Group Holdings Co Ltd	479,675	4,809,203
		67,398,629
Building Products - 0.1%
Kondotec Inc (b)	1,537,014	13,301,063
Nihon Dengi Co Ltd	594,564	14,569,265
Nihon Flush Co Ltd	1,089,250	5,660,983
Sekisui Jushi Corp	70,118	886,695
		34,418,006
Commercial Services & Supplies - 0.1%
Aeon Delight Co Ltd	193,955	5,105,161
Ajis Co Ltd	326,062	4,879,581
CTS Co Ltd	231,407	1,248,660
Green Cross Holdings Co Ltd (b)	467,849	3,554,412
Prestige International Inc	2,506,903	11,311,778
		26,099,592
Construction & Engineering - 0.2%
Dai-Dan Co Ltd	191,884	4,548,925
Daiichi Kensetsu Corp	920,234	14,492,468
MIRAIT ONE corp	311,274	4,622,689
Raiznext Corp (b)	2,881,669	28,781,636
		52,445,718
Electrical Equipment - 0.1%
Aichi Electric Co Ltd	300,025	7,906,518
Chiyoda Integre Co Ltd	240,297	4,507,961
Fuji Electric Co Ltd	13,533	644,779
		13,059,258
Ground Transportation - 0.2%
Sakai Moving Service Co Ltd (b)	2,476,154	38,474,085
Machinery - 0.4%
Anest Iwata Corp	288,590	2,514,138
Daiwa Industries Ltd	815,819	8,410,399
Estic Corp	359,638	2,131,352
Hosokawa Micron Corp	105,527	2,945,457
IHI Corp	325,928	19,499,703
Nadex Co Ltd (b)	698,263	3,966,177
Shinwa Co Ltd/Nagoya	247,594	4,720,460
Takeuchi Manufacturing Co Ltd	431,509	15,104,461
Teikoku Electric Manufacturing Co Ltd	204,550	3,683,329
Tocalo Co Ltd	2,745,987	31,824,082
Trinity Industrial Corp	752,604	5,338,749
Yamada Corp	52,809	1,599,913
		101,738,220
Professional Services - 0.3%
Altech Corp	375,228	6,001,594
Artner Co Ltd (a)	236,873	2,811,941
Careerlink Co Ltd	158,056	2,527,285
Creek & River Co Ltd	9,626	103,143
Gakujo Co Ltd	264,143	3,831,664
Ifis Japan Ltd	170,184	572,331
Persol Holdings Co Ltd	17,236,213	26,259,952
Quick Co Ltd (b)	1,009,594	14,416,869
WDB Holdings Co Ltd	633,303	7,047,935
Will Group Inc	1,068,938	6,937,488
		70,510,202
Trading Companies & Distributors - 1.1%
Chori Co Ltd	966,180	21,528,628
Inaba Denki Sangyo Co Ltd	345,144	8,220,638
ITOCHU Corp	2,298,233	105,820,012
Kamei Corp	54,990	631,172
Mitani Corp	2,694,304	34,007,126
Parker Corp (b)	2,051,934	10,949,731
Sanyo Trading Co Ltd	221,657	2,142,756
Senshu Electric Co Ltd (b)	1,025,126	33,242,400
Totech Corp (b)	2,176,758	33,215,846
Yamazen Corp	124,644	1,073,502
Yuasa Trading Co Ltd	415,054	11,790,744
		262,622,555
Transportation Infrastructure - 0.0%
Daito Koun Co Ltd	19,044	89,373
TOTAL INDUSTRIALS		666,855,638

Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.4%
Daiwabo Holdings Co Ltd	1,671,827	32,536,482
Dexerials Corp	1,437,726	18,735,586
Maruwa Co Ltd/Aichi	76,828	18,810,638
Nippo Ltd (b)	613,671	8,500,549
Riken Keiki Co Ltd	242,069	4,848,219
Shibaura Electronics Co Ltd	718,920	14,717,182
		98,148,656
IT Services - 0.3%
Argo Graphics Inc	764,387	24,226,639
Asahi Intelligence Service Co Ltd	75,311	460,109
Avant Group Corp	219,840	2,735,764
Densan System Holdings Co Ltd	137,503	2,004,728
DTS Corp	566,869	15,461,039
Future Corp	366,393	4,285,922
Himacs Ltd	26,836	240,120
Information Planning Co	120,184	3,301,067
TDC Soft Inc	1,008,041	9,089,479
TIS Inc	848,997	18,772,417
		80,577,284
Semiconductors & Semiconductor Equipment - 0.6%
Japan Material Co Ltd	264,692	2,955,093
Renesas Electronics Corp	5,963,567	79,878,881
SUMCO Corp (a)	4,156,689	30,688,887
		113,522,861
Software - 0.2%
Cresco Ltd	1,295,597	9,536,262
Focus Systems Corp	260,563	1,859,116
Fukui Computer Holdings Inc	191,770	3,566,753
Justsystems Corp	183,538	3,968,057
KSK Co Ltd/Inagi (b)	520,692	11,273,104
NSW Inc/Japan	167,823	3,136,286
Pro-Ship Inc	577,265	5,790,383
System Research Co Ltd	263,368	2,754,476
WingArc1st Inc	606,936	13,399,246
		55,283,683
Technology Hardware, Storage & Peripherals - 0.1%
Elecom Co Ltd	527,519	5,072,300
MCJ Co Ltd	2,580,368	22,610,858
		27,683,158
TOTAL INFORMATION TECHNOLOGY		375,215,642

Materials - 0.7%
Chemicals - 0.4%
C Uyemura & Co Ltd	720,160	47,739,147
JCU Corp	361,922	8,403,595
Kansai Paint Co Ltd	1,024,559	13,885,092
Muto Seiko Co	191,743	2,065,509
		72,093,343
Construction Materials - 0.1%
Mitani Sekisan Co Ltd	896,523	29,329,256
Vertex Corp/Japan	28,923	365,481
		29,694,737
Containers & Packaging - 0.2%
Chuoh Pack Industry Co Ltd (b)	392,243	3,412,456
Kohsoku Corp (b)	1,582,467	25,402,465
Pack Corp/The (b)	1,232,152	27,994,162
		56,809,083
Metals & Mining - 0.0%
CK-San-Etsu Co Ltd	26,063	663,124
TOTAL MATERIALS		159,260,287

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arealink Co Ltd	429,539	6,437,724
Starts Corp Inc	329,413	8,182,958
		14,620,682
Utilities - 0.1%
Electric Utilities - 0.1%
Kansai Electric Power Co Inc/The	3,313,087	36,552,566
TOTAL JAPAN		1,954,397,570
KOREA (SOUTH) - 2.0%
Consumer Discretionary - 0.4%
Automobile Components - 0.1%
Motonic Corp	1,071,735	6,192,919
Snt Holdings Co Ltd (b)	885,108	15,628,140
		21,821,059
Broadline Retail - 0.0%
Gwangju Shinsegae Co Ltd	193,208	3,855,469
Household Durables - 0.0%
Ace Bed Co Ltd	14,515	247,526
Cuckoo Holdings Co Ltd	508,128	7,903,239
		8,150,765
Textiles, Apparel & Luxury Goods - 0.3%
Handsome Co Ltd (b)	1,400,000	14,127,163
Youngone Corp	250,000	7,496,174
Youngone Holdings Co Ltd (b)	752,000	42,060,086
		63,683,423
TOTAL CONSUMER DISCRETIONARY		97,510,716

Consumer Staples - 0.3%
Food Products - 0.1%
Ottogi Corp	77,998	20,482,550
Sunjin Co Ltd (b)	1,703,966	6,567,042
		27,049,592
Tobacco - 0.2%
KT&G Corp	494,600	37,388,396
TOTAL CONSUMER STAPLES		64,437,988

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mi Chang Oil Industrial Co Ltd (b)	173,900	10,672,247
Financials - 0.0%
Capital Markets - 0.0%
Korea Ratings Corp	88,600	5,541,640
Financial Services - 0.0%
Nice Information & Telecom Inc	433,187	5,134,361
TOTAL FINANCIALS		10,676,001

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
InBody Co Ltd (b)	741,922	12,257,981
Interojo Co Ltd (f)	120,700	2,012,191
Value Added Technology Co Ltd	436,553	5,695,799
Vieworks Co Ltd	394,258	5,719,273
		25,685,244
Pharmaceuticals - 0.3%
Daewon Pharmaceutical Co Ltd (b)	2,142,922	21,420,785
Daihan Pharmaceutical Co Ltd	297,037	5,230,873
DongKook Pharmaceutical Co Ltd	834,500	8,637,895
Huons Co Ltd (b)	853,834	14,613,570
Korea United Pharm Inc	40,010	489,632
Kwang Dong Pharmaceutical Co Ltd (b)	4,164,491	15,572,666
Whanin Pharmaceutical Co Ltd (b)	1,016,010	8,205,141
		74,170,562
TOTAL HEALTH CARE		99,855,806

Industrials - 0.4%
Commercial Services & Supplies - 0.3%
Fursys Inc (b)	900,000	25,459,802
S-1 Corp	696,530	28,457,005
		53,916,807
Electrical Equipment - 0.1%
Korea Electric Terminal Co Ltd	437,024	23,495,150
Vitzrocell Co Ltd	140,000	2,379,868
		25,875,018
Machinery - 0.0%
Hy-Lok Corp	97,500	1,906,885
SIMPAC Inc	1,014,547	2,779,926
		4,686,811
Professional Services - 0.0%
e-Credible Co Ltd	250,349	2,208,180
TOTAL INDUSTRIALS		86,686,816

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
IDIS Holdings Co Ltd	279,189	1,763,528
MAKUS Inc	686,027	4,224,621
SAMT Co Ltd	100,000	179,481
		6,167,630
IT Services - 0.0%
Gabia Inc (b)	900,000	9,904,236
Software - 0.0%
Hecto Innovation Co Ltd	433,712	3,500,350
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	2,033,740	72,402,216
TOTAL INFORMATION TECHNOLOGY		91,974,432

Materials - 0.1%
Chemicals - 0.1%
Miwon Commercial Co Ltd	28,100	3,280,137
Soulbrain Co Ltd	123,005	14,111,686
		17,391,823
TOTAL KOREA (SOUTH)		479,205,829
MALAYSIA - 0.1%
Materials - 0.0%
Chemicals - 0.0%
Scientex BHD	8,648,200	7,818,264
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp BHD	17,412,059	16,702,143
TOTAL MALAYSIA		24,520,407
MEXICO - 0.2%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Corporativo Fragua SAB de CV	259,823	7,103,567
Food Products - 0.1%
Gruma SAB de CV Series B	431,447	7,477,346
TOTAL CONSUMER STAPLES		14,580,913

Financials - 0.0%
Insurance - 0.0%
Qualitas Controladora SAB de CV	796,864	6,627,715
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Medica Sur SAB de CV	1,095,614	1,797,649
Pharmaceuticals - 0.1%
Genomma Lab Internacional SAB de CV	13,211,903	17,998,843
TOTAL HEALTH CARE		19,796,492

TOTAL MEXICO		41,005,120
NETHERLANDS - 1.6%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Acomo NV	132,411	2,491,767
Financials - 0.7%
Capital Markets - 0.2%
Van Lanschot Kempen NV depository receipt	982,693	48,627,561
Insurance - 0.5%
ASR Nederland NV	1,372,298	67,835,586
NN Group NV	951,082	43,777,770
		111,613,356
TOTAL FINANCIALS		160,240,917

Industrials - 0.9%
Electrical Equipment - 0.1%
TKH Group NV depository receipt	877,847	32,401,940
Machinery - 0.8%
Aalberts NV (c)	5,041,613	179,394,809
TOTAL INDUSTRIALS		211,796,749

TOTAL NETHERLANDS		374,529,433
NEW ZEALAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hallenstein Glasson Holdings Ltd	625,834	3,002,135
NORWAY - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Europris ASA (d)(e)	2,501,819	18,334,781
Specialty Retail - 0.0%
Kid ASA (d)(e)	187,251	2,580,787
TOTAL CONSUMER DISCRETIONARY		20,915,568

Financials - 0.3%
Banks - 0.3%
SpareBank 1 Nord Norge	2,352,571	27,149,127
Sparebank 1 Oestlandet	1,982,773	29,261,524
SpareBank 1 Sor-Norge ASA	1,088,722	15,524,727
		71,935,378
Capital Markets - 0.0%
ABG Sundal Collier Holding ASA	5,491,306	3,381,520
TOTAL FINANCIALS		75,316,898

Industrials - 0.0%
Construction & Engineering - 0.0%
Norconsult Norge AS	1,107,002	4,259,318
Professional Services - 0.0%
Multiconsult ASA (d)(e)	206,690	3,606,533
TOTAL INDUSTRIALS		7,865,851

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Selvaag Bolig ASA	492,551	1,544,838
TOTAL NORWAY		105,643,155
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Intercorp Financial Services Inc (United States) (d)	601,548	17,914,099
PHILIPPINES - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Century Pacific Food Inc	17,703,574	11,103,465
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Robinsons Land Corp	30,262,354	6,503,294
TOTAL PHILIPPINES		17,606,759
POLAND - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Eurocash SA (a)	2,354,200	4,987,503
PORTUGAL - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ibersol SGPS SA	1,148,860	10,130,533
Materials - 0.1%
Containers & Packaging - 0.1%
Corticeira Amorim SGPS SA	1,436,349	12,591,078
TOTAL PORTUGAL		22,721,611
PUERTO RICO - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (c)	2,116,971	12,977,032
Financials - 0.5%
Banks - 0.2%
First BanCorp/Puerto Rico	2,057,665	42,717,125
Financial Services - 0.3%
EVERTEC Inc	2,570,509	83,464,428
TOTAL FINANCIALS		126,181,553

TOTAL PUERTO RICO		139,158,585
SINGAPORE - 0.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hour Glass Ltd/The	1,787,624	2,050,716
Consumer Staples - 0.1%
Food Products - 0.1%
Delfi Ltd	7,207,566	3,975,868
Food Empire Holdings Ltd	10,793,826	7,823,362
		11,799,230
Industrials - 0.0%
Construction & Engineering - 0.0%
Boustead Singapore Ltd	5,808,622	4,311,367
Professional Services - 0.0%
HRnetgroup Ltd (d)	4,418,466	2,226,078
Trading Companies & Distributors - 0.0%
KS Energy Ltd (f)	12,767,454	94
TOTAL INDUSTRIALS		6,537,539

Real Estate - 0.0%
Industrial REITs - 0.0%
Mapletree Industrial Trust	4,733,878	7,298,116
TOTAL SINGAPORE		27,685,601
SPAIN - 0.9%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
CIE Automotive SA	2,093,597	56,034,956
Financials - 0.2%
Banks - 0.1%
Bankinter SA	1,939,510	16,563,176
Insurance - 0.1%
Grupo Catalana Occidente SA	510,516	20,389,959
TOTAL FINANCIALS		36,953,135

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Prim SA (b)	1,304,803	13,075,802
Pharmaceuticals - 0.0%
Faes Farma SA	2,945,946	10,818,680
TOTAL HEALTH CARE		23,894,482

Industrials - 0.1%
Air Freight & Logistics - 0.1%
Logista Integral SA	1,011,249	30,611,854
Information Technology - 0.3%
IT Services - 0.3%
Indra Sistemas SA (a)	3,127,048	60,176,193
Materials - 0.0%
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	456,789	6,207,735
TOTAL SPAIN		213,878,355
SWEDEN - 1.3%
Consumer Discretionary - 0.8%
Automobile Components - 0.4%
Autoliv Inc	715,754	69,184,782
Automobiles - 0.0%
Kabe Group AB B Shares	236,329	6,458,241
Broadline Retail - 0.1%
Rusta AB	3,004,432	22,490,292
Hotels, Restaurants & Leisure - 0.2%
Betsson AB B Shares (c)	2,976,183	40,676,308
Household Durables - 0.1%
JM AB	1,415,140	21,033,485
Specialty Retail - 0.0%
BHG Group AB (c)	4,230,537	10,339,973
TOTAL CONSUMER DISCRETIONARY		170,183,081

Consumer Staples - 0.0%
Beverages - 0.0%
Viva Wine Group AB	2,528,700	8,757,561
Industrials - 0.5%
Building Products - 0.0%
Inwido AB	14,543	267,571
Electrical Equipment - 0.3%
AQ Group AB	3,646,986	52,298,091
Machinery - 0.1%
Beijer Alma AB B Shares	1,569,969	24,977,230
Trading Companies & Distributors - 0.1%
Alligo AB B Shares	233,250	2,982,994
Bergman & Beving AB B Shares	371,553	10,790,244
Momentum Group AB B Shares	687,063	10,905,959
		24,679,197
TOTAL INDUSTRIALS		102,222,089

Information Technology - 0.0%
IT Services - 0.0%
KNOW IT AB	360,036	4,500,531
Proact IT Group AB	603,004	6,504,381
		11,004,912
Materials - 0.0%
Chemicals - 0.0%
Kb Components Ab	1,485,400	6,926,097
Metals & Mining - 0.0%
Boliden AB	143,905	4,327,092
TOTAL MATERIALS		11,253,189

TOTAL SWEDEN		303,420,832
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Vontobel Holding AG	214,760	15,893,301
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A (a)	59,200	13,227,779
TOTAL SWITZERLAND		29,121,080
TAIWAN - 1.3%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Formosa Optical Technology Co Ltd	1,002,000	3,359,220
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hi-Clearance Inc	1,660,459	7,072,425
Pharmaceuticals - 0.0%
Syngen Biotech Co Ltd	357,700	1,329,213
TOTAL HEALTH CARE		8,401,638

Industrials - 0.0%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	300,800	4,603,770
Trading Companies & Distributors - 0.0%
Lumax International Corp Ltd	2,201,510	7,150,948
TOTAL INDUSTRIALS		11,754,718

Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.7%
FLEXium Interconnect Inc	600,000	1,155,805
Hon Hai Precision Industry Co Ltd	4,547,012	24,111,783
Simplo Technology Co Ltd	5,766,000	69,514,412
Thinking Electronic Industrial Co Ltd	4,124,000	20,242,732
Tripod Technology Corp	3,548,000	20,665,363
Yageo Corp	1,512,663	24,380,741
		160,070,836
IT Services - 0.0%
Dimerco Data System Corp	994,799	3,674,045
Semiconductors & Semiconductor Equipment - 0.5%
Parade Technologies Ltd	478,000	10,050,410
Powertech Technology Inc	6,000,000	20,681,997
Taiwan Semiconductor Manufacturing Co Ltd	867,000	28,734,738
Topco Scientific Co Ltd	5,738,593	49,951,857
		109,419,002
Technology Hardware, Storage & Peripherals - 0.1%
TSC Auto ID Technology Co Ltd (b)	2,544,911	15,970,063
TOTAL INFORMATION TECHNOLOGY		289,133,946

TOTAL TAIWAN		312,649,522
UNITED KINGDOM - 6.1%
Communication Services - 0.2%
Media - 0.2%
Reach PLC	5,284,334	5,778,904
WPP PLC	5,694,194	54,129,905
		59,908,809
Consumer Discretionary - 2.3%
Broadline Retail - 0.2%
B&M European Value Retail SA	14,061,809	56,507,603
Distributors - 0.3%
Inchcape PLC	7,534,485	63,058,554
Diversified Consumer Services - 0.1%
Photo-Me International PLC	7,077,638	18,779,706
Hotels, Restaurants & Leisure - 0.1%
Hollywood Bowl Group PLC	3,435,069	11,968,189
J D Wetherspoon PLC	2,091,227	16,205,703
		28,173,892
Household Durables - 1.1%
Barratt Redrow PLC	17,294,694	97,676,013
Bellway PLC	3,519,251	114,411,477
Vistry Group PLC (c)	6,166,058	45,757,093
		257,844,583
Specialty Retail - 0.4%
Dunelm Group PLC	970,278	11,886,111
JD Sports Fashion PLC	50,758,528	56,088,118
Pets at Home Group Plc	11,997,598	33,619,357
		101,593,586
Textiles, Apparel & Luxury Goods - 0.1%
Dr Martens PLC	23,721,929	21,309,588
TOTAL CONSUMER DISCRETIONARY		547,267,512

Consumer Staples - 0.6%
Beverages - 0.1%
AG Barr PLC	1,902,109	14,386,392
Food Products - 0.3%
Carr's Group PLC (b)	5,778,250	8,991,387
Nomad Foods Ltd	3,350,895	59,846,985
Tate & Lyle PLC	1,717,812	14,004,192
		82,842,564
Tobacco - 0.2%
Imperial Brands PLC	1,134,900	38,277,524
TOTAL CONSUMER STAPLES		135,506,480

Energy - 0.0%
Energy Equipment & Services - 0.0%
John Wood Group PLC (c)	21,964,883	19,731,220
Financials - 1.0%
Capital Markets - 0.2%
Rathbones Group PLC	2,706,784	58,195,493
Insurance - 0.8%
Direct Line Insurance Group PLC	50,847,002	168,835,041
Hiscox Ltd	478,270	6,481,566
		175,316,607
TOTAL FINANCIALS		233,512,100

Industrials - 1.5%
Aerospace & Defense - 0.0%
QinetiQ Group PLC	2,511,677	11,609,843
Building Products - 0.0%
Norcros PLC	833,197	2,407,079
Commercial Services & Supplies - 0.2%
Mitie Group PLC	40,718,225	59,069,237
Electrical Equipment - 0.0%
Volex PLC (a)	1,810,649	6,510,569
Industrial Conglomerates - 0.7%
DCC PLC	1,952,583	135,576,430
Machinery - 0.0%
Luxfer Holdings PLC	680,351	9,626,967
Passenger Airlines - 0.1%
JET2 PLC	1,591,684	30,214,729
Professional Services - 0.0%
Wilmington PLC	2,316,599	11,115,999
Trading Companies & Distributors - 0.5%
RS GROUP PLC	11,104,353	89,562,709
TOTAL INDUSTRIALS		355,693,562

Information Technology - 0.1%
Software - 0.1%
Pinewood Technologies Group PLC (b)	4,823,858	20,545,084
Materials - 0.2%
Chemicals - 0.0%
Essentra PLC	6,931,215	10,708,141
Construction Materials - 0.1%
SigmaRoc PLC (c)	27,584,584	24,967,552
Metals & Mining - 0.1%
Hill & Smith PLC	504,649	12,476,743
TOTAL MATERIALS		48,152,436

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LSL Property Services PLC	1,216,209	4,433,454
Savills PLC	2,748,169	36,391,617
		40,825,071
TOTAL UNITED KINGDOM		1,461,142,274
UNITED STATES - 62.0%
Communication Services - 0.6%
Interactive Media & Services - 0.2%
Cars.com Inc (c)	3,015,195	54,032,294
Media - 0.4%
Comcast Corp Class A	2,257,956	76,002,799
Nexstar Media Group Inc	98,582	15,104,734
Thryv Holdings Inc (c)	492,543	8,624,428
		99,731,961
Wireless Telecommunication Services - 0.0%
Gogo Inc (c)	81,727	689,776
TOTAL COMMUNICATION SERVICES		154,454,031

Consumer Discretionary - 7.1%
Automobile Components - 1.1%
Adient PLC (c)	3,030,712	52,825,310
LCI Industries (a)	1,004,520	105,263,651
Lear Corp	750,259	70,591,869
Patrick Industries Inc	455,292	44,227,065
		272,907,895
Automobiles - 0.6%
General Motors Co	1,720,163	85,079,262
Harley-Davidson Inc	2,377,595	64,337,721
		149,416,983
Broadline Retail - 0.3%
eBay Inc	384,693	25,959,084
Macy's Inc	3,402,168	53,005,777
		78,964,861
Diversified Consumer Services - 0.1%
Carriage Services Inc	22,547	923,300
Frontdoor Inc (c)	11,395	682,332
Laureate Education Inc (c)	1,569,751	29,385,739
		30,991,371
Household Durables - 1.0%
DR Horton Inc	229,797	32,608,194
Helen of Troy Ltd (c)	1,139,090	70,372,980
Tempur Sealy International Inc	1,485,908	93,820,231
TopBuild Corp (c)	157,913	54,113,627
		250,915,032
Leisure Products - 0.2%
BRP Inc Subordinate Voting Shares	440,261	21,053,524
Brunswick Corp/DE	553,563	37,332,289
		58,385,813
Specialty Retail - 1.5%
Academy Sports & Outdoors Inc	1,494,270	78,165,264
Advance Auto Parts Inc (a)	897,509	43,529,187
Dick's Sporting Goods Inc	435,996	104,660,840
Sally Beauty Holdings Inc (a)(c)	3,903,131	42,427,034
Sportsman's Warehouse Holdings Inc (c)	234,824	479,040
Ulta Beauty Inc (c)	148,676	61,276,813
		330,538,178
Textiles, Apparel & Luxury Goods - 2.3%
Crocs Inc (c)	600,140	61,256,290
Kontoor Brands Inc (a)	783,710	71,983,764
Levi Strauss & Co Class A	3,608,619	68,672,020
Oxford Industries Inc (a)	426,621	35,776,437
PVH Corp	806,122	72,228,531
Samsonite International SA (d)(e)	6,333,527	18,370,064
VF Corp (a)	3,429,773	89,071,205
Wolverine World Wide Inc (a)(b)	5,435,147	121,366,833
		538,725,144
TOTAL CONSUMER DISCRETIONARY		1,710,845,277

Consumer Staples - 2.3%
Beverages - 0.9%
Primo Brands Corp Class A	6,643,442	215,048,218
Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos Inc	1,919,000	38,475,950
BJ's Wholesale Club Holdings Inc (c)	396,153	39,238,955
Performance Food Group Co (c)	1,278,152	115,429,907
		193,144,812
Food Products - 0.6%
Armanino Foods of Distinction Inc	1,335,675	9,840,586
Lamb Weston Holdings Inc (a)	1,849,202	110,841,168
Rocky Mountain Chocolate Factory Inc (b)(c)	384,655	688,532
Smithfield Foods Inc (a)	974,900	20,960,350
		142,330,636
Personal Care Products - 0.0%
Edgewell Personal Care Co (a)	84,187	2,803,426
TOTAL CONSUMER STAPLES		553,327,092

Energy - 5.6%
Energy Equipment & Services - 0.4%
Cactus Inc Class A	1,411,037	84,253,019
Oil, Gas & Consumable Fuels - 5.2%
Antero Resources Corp (c)	3,071,185	114,616,624
Chord Energy Corp	1,492,423	167,822,966
Civitas Resources Inc	1,821,395	92,454,010
Core Natural Resources Inc	1,052,115	95,048,069
Diamondback Energy Inc	473,246	77,782,713
Energy Transfer LP	632,492	12,953,436
Enterprise Products Partners LP	1,591,124	51,950,199
Expand Energy Corp	610,917	62,069,167
Gulfport Energy Corp (c)	264,517	47,218,930
Northern Oil & Gas Inc	2,303,373	82,806,259
Ovintiv Inc	5,651,051	238,587,374
Range Resources Corp	3,515,503	130,214,231
Shell PLC	2,182,977	71,677,511
Unit Corp (a)	190,845	5,546,433
		1,250,747,922
TOTAL ENERGY		1,335,000,941

Financials - 17.2%
Banks - 7.9%
ACNB Corp	333,949	13,725,304
Associated Banc-Corp	5,074,480	127,572,427
Bar Harbor Bankshares	553,292	17,528,291
Cadence Bank	4,026,149	141,720,445
Camden National Corp	325,681	14,772,890
Citigroup Inc	1,577,759	128,476,915
Community Trust Bancorp Inc	31,797	1,701,457
East West Bancorp Inc	754,649	77,706,208
First Bancorp Inc/The	86,035	2,223,144
First Foundation Inc	23,727	122,194
FNB Corp/PA	6,154,996	96,571,887
Greene County Bancorp Inc	136,490	3,616,985
KeyCorp	4,804,034	86,376,531
Nicolet Bankshares Inc	177,129	19,861,475
Oak Valley Bancorp	83,863	2,169,536
Old National Bancorp/IN	442,022	10,542,225
Plumas Bancorp	191,820	8,746,992
QCR Holdings Inc	469,455	36,504,821
Southern Missouri Bancorp Inc	238,161	14,094,368
Synovus Financial Corp	2,819,649	159,084,597
Union Bankshares Inc/Morrisville VT	122,095	3,894,831
United Community Banks Inc/GA	3,238,783	107,430,432
US Bancorp	2,086,767	99,705,727
Washington Trust Bancorp Inc	566,673	18,569,874
Webster Financial Corp	1,647,539	99,247,749
Wells Fargo & Co	6,011,337	473,693,356
West BanCorp Inc	608,916	13,353,528
Wintrust Financial Corp	838,312	109,659,593
		1,888,673,782
Capital Markets - 2.9%
Bank of New York Mellon Corp/The	102,015	8,766,149
Federated Hermes Inc Class B	2,487,528	98,928,989
Lazard Inc Class A	2,573,417	139,916,682
LPL Financial Holdings Inc	315,009	115,573,652
Raymond James Financial Inc	1,181,663	199,086,582
SEI Investments Co	130,100	11,264,058
Stifel Financial Corp	1,040,378	120,527,791
		694,063,903
Consumer Finance - 0.9%
Discover Financial Services	788,232	158,505,573
OneMain Holdings Inc	1,199,267	66,607,289
		225,112,862
Financial Services - 1.4%
Corpay Inc (c)	508,284	193,396,980
Enact Holdings Inc	146,267	4,940,899
Essent Group Ltd	1,583,665	92,248,486
Federal Agricultural Mortgage Corp Class C	261,881	51,794,824
		342,381,189
Insurance - 4.1%
American Financial Group Inc/OH	611,951	83,568,029
First American Financial Corp	1,031,026	65,181,464
Hartford Financial Services Group Inc/The	573,458	63,969,240
Primerica Inc	413,774	120,064,802
Reinsurance Group of America Inc	1,246,257	283,972,120
Selective Insurance Group Inc	1,434,886	120,716,959
Stewart Information Services Corp	597,121	38,926,318
The Travelers Companies, Inc.	23,040	5,648,946
Unum Group	2,548,827	194,348,059
		976,395,937
TOTAL FINANCIALS		4,126,627,673

Health Care - 7.6%
Biotechnology - 0.6%
Gilead Sciences Inc	1,471,870	143,065,764
Health Care Equipment & Supplies - 0.1%
Embecta Corp	1,672,567	29,989,126
Utah Medical Products Inc	8,431	516,230
		30,505,356
Health Care Providers & Services - 5.8%
Cigna Group/The	521,835	153,529,075
CVS Health Corp	2,180,985	123,182,033
Elevance Health Inc	229,664	90,878,045
Henry Schein Inc (c)	1,474,558	117,964,640
Labcorp Holdings Inc	656,796	164,067,641
Quest Diagnostics Inc	391,618	63,872,896
Tenet Healthcare Corp (c)	324,836	45,766,144
UnitedHealth Group Inc	773,876	419,819,991
Universal Health Services Inc Class B	1,025,064	193,286,068
		1,372,366,533
Life Sciences Tools & Services - 0.5%
ICON PLC (c)	593,116	118,077,533
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co	766,075	45,160,121
Elanco Animal Health Inc (c)	4,210,324	50,650,198
GSK PLC	1,849,613	32,219,513
Sanofi SA	242,860	26,394,511
Sanofi SA ADR	26,589	1,444,846
		155,869,189
TOTAL HEALTH CARE		1,819,884,375

Industrials - 8.2%
Aerospace & Defense - 0.8%
Cadre Holdings Inc	1,140,636	43,971,518
Huntington Ingalls Industries Inc	520,025	102,580,132
V2X Inc (c)	654,894	34,139,624
		180,691,274
Air Freight & Logistics - 0.0%
Radiant Logistics Inc (c)	208,022	1,460,314
Building Products - 0.8%
Builders FirstSource Inc (c)	494,909	82,788,378
Hayward Holdings Inc (c)	5,186,533	78,109,187
Janus International Group Inc (c)	5,064,603	41,985,558
		202,883,123
Commercial Services & Supplies - 0.6%
Brady Corp Class A	814,469	60,669,796
Civeo Corp	397,638	9,360,398
CoreCivic Inc (c)	1,046,567	21,412,761
VSE Corp (a)	417,440	42,724,984
		134,167,939
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (c)	457,942	11,645,465
Electrical Equipment - 0.5%
Acuity Brands Inc	249,897	83,063,264
Allient Inc	557,017	14,042,398
GrafTech International Ltd (b)(c)	13,769,056	20,653,584
		117,759,246
Ground Transportation - 0.3%
Proficient Auto Logistics Inc (a)(b)	1,702,894	16,756,477
Universal Logistics Holdings Inc (b)	1,461,497	64,627,397
		81,383,874
Machinery - 2.0%
Allison Transmission Holdings Inc	69,277	8,142,819
Blue Bird Corp (c)	924,229	32,921,037
Enpro Inc	430,782	79,996,217
Esab Corp	381,042	47,188,241
Gates Industrial Corp PLC (c)	1,664,536	34,439,250
Hillenbrand Inc	3,141,742	106,787,811
Miller Industries Inc/TN	468,998	30,939,798
Terex Corp	1,246,918	59,964,287
Timken Co/The	941,548	75,578,058
		475,957,518
Professional Services - 1.8%
Barrett Business Services Inc	538,015	23,312,190
CACI International Inc (c)	57,466	22,196,817
Genpact Ltd	2,422,858	117,968,957
KBR Inc	1,789,816	97,401,787
Leidos Holdings Inc	37,183	5,281,101
Maximus Inc	1,460,077	109,929,197
Science Applications International Corp	432,549	46,836,406
		422,926,455
Trading Companies & Distributors - 1.4%
Beacon Roofing Supply Inc (c)	521,582	61,724,014
Core & Main Inc Class A (c)	1,404,577	79,274,327
Ferguson Enterprises Inc	233,681	42,324,303
Global Industrial Co	1,464,372	36,184,632
GMS Inc (c)	683,695	57,662,836
Rush Enterprises Inc Class A	883,536	53,674,812
		330,844,924
TOTAL INDUSTRIALS		1,959,720,132

Information Technology - 8.0%
Electronic Equipment, Instruments & Components - 4.3%
Advanced Energy Industries Inc	781,174	89,897,504
Belden Inc	826,533	96,266,299
CDW Corp/DE	116,726	23,244,816
Crane NXT Co	2,501,198	160,001,636
Flex Ltd (c)	39,638	1,650,922
Insight Enterprises Inc (c)	396,263	68,454,433
Jabil Inc	639,826	103,914,141
Methode Electronics Inc (b)	2,041,057	23,104,765
Sanmina Corp (c)	62,008	5,191,930
TD SYNNEX Corp	1,940,497	276,540,227
Vontier Corp	4,543,383	175,147,415
		1,023,414,088
IT Services - 1.6%
Amdocs Ltd	2,684,488	236,744,997
Cognizant Technology Solutions Corp Class A	1,702,533	140,646,251
		377,391,248
Semiconductors & Semiconductor Equipment - 1.4%
Diodes Inc (c)	1,177,026	69,420,993
Micron Technology Inc	690,601	63,010,435
MKS Instruments Inc	1,314,354	148,890,021
Skyworks Solutions Inc	602,985	53,520,949
		334,842,398
Technology Hardware, Storage & Peripherals - 0.7%
Dell Technologies Inc Class C	325,718	33,744,385
Seagate Technology Holdings PLC	1,649,655	158,960,756
		192,705,141
TOTAL INFORMATION TECHNOLOGY		1,928,352,875

Materials - 3.2%
Chemicals - 1.1%
Axalta Coating Systems Ltd (c)	3,239,919	116,442,689
Element Solutions Inc	2,014,663	51,998,452
LyondellBasell Industries NV Class A1	548,872	41,549,610
Tronox Holdings PLC	4,169,441	42,820,159
		252,810,910
Construction Materials - 0.5%
Eagle Materials Inc	399,091	102,462,624
GCC SAB de CV	154,127	1,432,231
RHI Magnesita NV	349,673	15,282,974
		119,177,829
Containers & Packaging - 1.4%
Graphic Packaging Holding CO	1,814,771	49,779,169
International Paper Co	1,453,062	80,833,839
Packaging Corp of America	394,236	83,838,228
Silgan Holdings Inc	2,085,516	114,745,090
		329,196,326
Metals & Mining - 0.2%
Warrior Met Coal Inc (a)	1,083,712	57,187,482
TOTAL MATERIALS		758,372,547

Real Estate - 0.8%
Industrial REITs - 0.1%
STAG Industrial Inc Class A	698,387	23,870,868
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (c)	374,495	105,907,186
Residential REITs - 0.3%
Camden Property Trust	392,117	44,587,624
Mid-America Apartment Communities Inc	152,715	23,301,255
		67,888,879
Specialized REITs - 0.0%
Outfront Media Inc	192,269	3,537,749
TOTAL REAL ESTATE		201,204,682

Utilities - 1.4%
Electric Utilities - 1.4%
PG&E Corp	21,981,276	344,006,969
TOTAL UNITED STATES		14,891,796,594
TOTAL COMMON STOCKS (Cost $17,688,047,409)		23,568,130,153

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.37	385,141,237	385,218,266
Fidelity Securities Lending Cash Central Fund (g)(h)	4.37	191,971,736	191,990,933
TOTAL MONEY MARKET FUNDS (Cost $577,195,241)			577,209,199

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $18,265,242,650)	24,145,339,352
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(143,036,579)
NET ASSETS - 100.0%	24,002,302,773

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Affiliated company
(c)	Non-income producing
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $139,608,264 or 0.6% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $105,386,583 or 0.4% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	332,412,000	2,805,528,845	2,752,722,579	7,480,014	12,532	(12,532)	385,218,266	385,141,237	0.7%
Fidelity Securities Lending Cash Central Fund	221,852,559	1,030,864,109	1,060,725,735	224,889	-	-	191,990,933	191,971,736	0.8%
Total	554,264,559	3,836,392,954	3,813,448,314	7,704,903	12,532	(12,532)	577,209,199	577,112,973

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Ajis Co Ltd	13,292,879	-	8,860,567	-	2,051,599	(1,604,330)	-	326,062
Belc Co Ltd	43,838,177	-	559,665	376,504	453,919	(1,900,221)	-	1,033,143
Bmtc Group Inc	30,063,605	-	502,776	331,543	483,212	(2,285,593)	27,758,448	3,117,677
Carr's Group PLC	10,526,209	-	113,292	203,446	(448)	(1,421,082)	8,991,387	5,778,250
Chuoh Pack Industry Co Ltd	3,742,165	-	42,425	75,343	11,721	(299,005)	3,412,456	392,243
Civeo Corp	23,580,605	502,293	11,474,046	370,059	(7,012,289)	3,763,836	-	397,638
Daewon Pharmaceutical Co Ltd	24,874,221	-	-	364,011	-	(3,453,436)	21,420,785	2,142,922
EcoGreen International Group Ltd	66	-	-	-	-	(1)	65	51,434,282
First Juken Co Ltd	9,584,673	-	1,241,122	167,705	(659,845)	(501,775)	7,181,931	1,121,034
Fursys Inc	28,876,689	-	-	611,520	-	(3,416,887)	25,459,802	900,000
Gabia Inc	9,251,053	-	-	-	-	653,183	9,904,236	900,000
Genky DrugStores Co Ltd	44,638,443	-	519,202	71,305	446,121	(5,809,936)	38,755,426	1,917,731
Goodfellow Inc	6,824,106	-	123,363	100,784	61,376	(1,240,216)	5,521,903	652,460
GrafTech International Ltd	13,747,352	-	6,733,188	-	(39,929,595)	53,569,015	20,653,584	13,769,056
Green Cross Co Ltd	4,138,243	-	39,097	-	7,312	(859,058)	-	-
Green Cross Holdings Co Ltd	-	-	46,882	-	1,029	352,865	3,554,412	467,849
Halows Co Ltd	43,835,820	-	508,465	231,160	399,274	(9,000,666)	34,725,963	1,415,003
Hamakyorex Co Ltd	38,584,537	-	499,068	497,721	294,848	3,477,518	41,857,835	4,783,740
Handsome Co Ltd	17,845,071	-	-	-	-	(3,717,908)	14,127,163	1,400,000
Helen of Troy Ltd	82,602,974	895,609	17,410,631	-	(12,101,240)	16,386,268	-	1,139,090
Huons Co Ltd	20,351,791	-	-	156,662	-	(5,738,221)	14,613,570	853,834
IDIS Holdings Co Ltd	3,791,241	-	1,695,512	40,161	(2,485,767)	2,153,566	-	279,189
InBody Co Ltd	13,053,329	-	-	-	-	(795,348)	12,257,981	741,922
JUMBO SA	185,109,542	-	7,717,892	-	5,396,335	(2,536,783)	-	6,631,788
KSK Co Ltd/Inagi	11,715,407	-	123,006	-	89,873	(409,170)	11,273,104	520,692
Kingboard Holdings Ltd	128,813,366	-	1,847,247	3,208,644	1,411,256	30,128,432	158,505,807	62,376,838
Kohsoku Corp	26,730,516	-	323,784	273,567	220,584	(1,224,851)	25,402,465	1,582,467
Kondotec Inc	14,414,501	-	158,853	226,345	107,725	(1,062,310)	13,301,063	1,537,014
Kwang Dong Pharmaceutical Co Ltd	20,308,806	-	-	235,803	-	(4,736,140)	15,572,666	4,164,491
Methode Electronics Inc	26,261,904	-	366,885	574,836	(580,803)	(2,209,451)	23,104,765	2,041,057
Mi Chang Oil Industrial Co Ltd	10,854,547	-	-	275,705	-	(182,300)	10,672,247	173,900
Nadex Co Ltd	5,274,649	-	54,971	45,197	21,487	(1,274,988)	3,966,177	698,263
Nafco Co Ltd	36,386,022	-	2,338,843	332,591	(754,113)	(13,037,250)	20,255,816	1,654,164
Nippo Ltd	7,065,404	-	101,805	-	75,268	1,461,682	8,500,549	613,671
Pack Corp/The	32,676,578	-	370,959	463,491	152,774	(4,464,231)	27,994,162	1,232,152
Parker Corp	11,923,238	-	129,663	164,225	89,847	(933,691)	10,949,731	2,051,934
Pinewood Technologies Group PLC	22,314,223	-	231,668	21,129	(288,033)	(1,249,438)	20,545,084	4,823,858
Prim SA	15,508,193	-	171,573	126,489	30,677	(2,291,495)	13,075,802	1,304,803
Proficient Auto Logistics Inc	28,670,528	2,733,112	295,877	-	(83,296)	(14,267,990)	16,756,477	1,702,894
Quick Co Ltd	14,823,108	-	166,774	303,815	35,373	(274,838)	14,416,869	1,009,594
Raiznext Corp	37,876,549	-	1,774,372	676,850	(75,100)	(7,245,441)	28,781,636	2,881,669
Rocky Mountain Chocolate Factory Inc	831,638	-	113,552	-	(492,244)	462,690	688,532	384,655
Sakai Moving Service Co Ltd	44,653,837	-	499,268	237,812	361,593	(6,042,077)	38,474,085	2,476,154
Sally Beauty Holdings Inc	90,005,920	633,295	51,023,563	-	(8,030,291)	10,841,673	-	3,903,131
Sarantis SA	43,919,754	-	526,002	-	412,754	(622,552)	43,183,954	3,651,500
Senshu Electric Co Ltd	35,601,855	-	411,513	392,088	346,841	(2,294,783)	33,242,400	1,025,126
Snt Holdings Co Ltd	15,120,221	-	-	663,847	-	507,919	15,628,140	885,108
Sportsman's Warehouse Holdings Inc	7,072,122	-	6,432,960	-	(6,063,503)	5,903,382	-	234,824
Sun Hing Vision Group Holdings Ltd	1,385,867	-	43,699	32,965	(253,012)	(305,811)	783,345	16,496,616
Sunjin Co Ltd	8,764,716	-	171,262	97,382	(298,340)	(1,728,072)	6,567,042	1,703,966
TSC Auto ID Technology Co Ltd	15,020,439	-	-	-	-	949,624	15,970,063	2,544,911
Totech Corp	37,783,893	-	463,762	334,492	413,447	(4,517,732)	33,215,846	2,176,758
Trancom Co Ltd	23,341,718	-	28,102,908	-	21,443,988	(16,682,798)	-	-
Universal Logistics Holdings Inc	57,857,622	6,604,039	730,306	293,048	451,971	444,071	64,627,397	1,461,497
VSE Corp	92,238,580	-	64,986,977	144,378	50,158,596	(34,685,215)	-	417,440
VSTECS Holdings Ltd	59,410,585	-	894,331	-	598,898	5,367,002	64,482,154	106,448,834
WIN-Partners Co Ltd	16,853,332	-	202,939	-	130,819	579,667	17,360,879	2,021,335
Whanin Pharmaceutical Co Ltd	10,666,032	-	-	172,586	-	(2,460,891)	8,205,141	1,016,010
Wolverine World Wide Inc	81,805,223	687,904	1,996,215	1,093,389	549,477	40,320,444	121,366,833	5,435,147
Youngone Holdings Co Ltd	44,523,029	-	-	1,118,427	-	(2,462,943)	42,060,086	752,000
Total	1,810,626,713	12,056,252	223,142,730	15,107,025	7,602,075	6,075,913	1,219,127,264	344,999,386

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	281,293,465	200,509,421	80,784,044	-
Consumer Discretionary	3,440,203,834	3,024,638,306	415,565,517	11
Consumer Staples	1,627,855,005	1,199,445,315	428,408,042	1,648
Energy	1,956,255,868	1,820,231,843	136,024,025	-
Financials	5,111,191,225	4,999,670,370	111,520,855	-
Health Care	2,271,613,870	2,002,637,611	266,964,068	2,012,191
Industrials	3,700,492,263	2,928,657,552	771,834,617	94
Information Technology	3,290,816,230	2,470,494,661	820,321,569	-
Materials	1,176,709,579	992,239,140	184,470,374	65
Real Estate	303,584,359	272,378,816	31,205,543	-
Utilities	408,114,455	354,628,084	53,486,371	-

Money Market Funds	577,209,199	577,209,199	-	-
Total Investments in Securities:	24,145,339,352	20,842,740,318	3,300,585,025	2,014,009
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $183,034,882) - See accompanying schedule:
Unaffiliated issuers (cost $16,733,589,325)	$22,349,002,889
Fidelity Central Funds (cost $577,195,241)	577,209,199
Other affiliated issuers (cost $954,458,084)	1,219,127,264

Total Investment in Securities (cost $18,265,242,650)		$24,145,339,352
Foreign currency held at value (cost $2,084,601)		2,118,847
Receivable for investments sold		73,257,868
Receivable for fund shares sold		3,778,008
Dividends receivable		29,902,853
Distributions receivable from Fidelity Central Funds		810,745
Prepaid expenses		20,245
Other receivables		1,485,238
Total assets		24,256,713,156
Liabilities
Payable to custodian bank	$172,031
Payable for investments purchased	11,831,254
Payable for fund shares redeemed	21,806,242
Accrued management fee	14,863,090
Distribution and service plan fees payable	157
Other payables and accrued expenses	13,803,263
Collateral on securities loaned	191,934,346
Total liabilities		254,410,383
Net Assets		$24,002,302,773
Net Assets consist of:
Paid in capital		$17,141,598,485
Total accumulated earnings (loss)		6,860,704,288
Net Assets		$24,002,302,773

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($124,895 ÷ 2,982 shares)(a)		$41.88
Maximum offering price per share (100/94.25 of $41.88)		$44.44
Class M :
Net Asset Value and redemption price per share ($105,970 ÷ 2,531 shares)(a)		$41.87
Maximum offering price per share (100/96.50 of $41.87)		$43.39
Class C :
Net Asset Value and offering price per share ($111,820 ÷ 2,671 shares)(a)		$41.86
Low-Priced Stock :
Net Asset Value, offering price and redemption price per share ($21,692,419,859 ÷ 517,102,490 shares)		$41.95
Class K :
Net Asset Value, offering price and redemption price per share ($2,233,017,615 ÷ 53,325,163 shares)		$41.88
Class I :
Net Asset Value, offering price and redemption price per share ($467,513 ÷ 11,162 shares)		$41.88
Class Z :
Net Asset Value, offering price and redemption price per share ($76,055,101 ÷ 1,816,741 shares)		$41.86
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends (including $15,107,025 earned from affiliated issuers)		$249,429,730
Interest		29,624
Income from Fidelity Central Funds (including $224,889 from security lending)		7,704,903
Total income		257,164,257
Expenses
Management fee
Basic fee	$84,385,556
Performance adjustment	25,340,246
Distribution and service plan fees	572
Custodian fees and expenses	655,426
Independent trustees' fees and expenses	59,323
Registration fees	185,602
Audit fees	170,116
Legal	18,555
Miscellaneous	41,185
Total expenses before reductions	110,856,581
Expense reductions	(124,907)
Total expenses after reductions		110,731,674
Net Investment income (loss)		146,432,583
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $6,281,807)	2,175,423,779
Redemptions in-kind	134,276,440
Fidelity Central Funds	12,532
Other affiliated issuers	7,602,075
Foreign currency transactions	(1,492,992)
Total net realized gain (loss)		2,315,821,834
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $5,531,235)	(2,807,081,217)
Fidelity Central Funds	(12,532)
Other affiliated issuers	6,075,913
Assets and liabilities in foreign currencies	(331,257)
Total change in net unrealized appreciation (depreciation)		(2,801,349,093)
Net gain (loss)		(485,527,259)
Net increase (decrease) in net assets resulting from operations		$(339,094,676)
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$146,432,583	$438,643,022
Net realized gain (loss)	2,315,821,834	4,862,829,790
Change in net unrealized appreciation (depreciation)	(2,801,349,093)	(792,196,156)
Net increase (decrease) in net assets resulting from operations	(339,094,676)	4,509,276,656
Distributions to shareholders	(3,770,478,987)	(4,564,404,646)

Share transactions - net increase (decrease)	228,694,120	(188,033,393)
Total increase (decrease) in net assets	(3,880,879,543)	(243,161,383)

Net Assets
Beginning of period	27,883,182,316	28,126,343,699
End of period	$24,002,302,773	$27,883,182,316

Financial Highlights
Fidelity Advisor® Low-Priced Stock Fund Class A

Six months ended (Unaudited) January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$43.85
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.11)
Distributions from net investment income	(.26)
Distributions from net realized gain	(1.60)
Total distributions	(1.86)
Net asset value, end of period	$41.88
Total Return D,E,F	(.33) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.15% I
Expenses net of fee waivers, if any	1.15 % I
Expenses net of all reductions	1.15% I
Net investment income (loss)	.49% I
Supplemental Data
Net assets, end of period (000 omitted)	$125
Portfolio turnover rate J	22 % I,K

AFor the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Low-Priced Stock Fund Class M

Six months ended (Unaudited) January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$43.85
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.15)
Distributions from net investment income	(.23)
Distributions from net realized gain	(1.60)
Total distributions	(1.83)
Net asset value, end of period	$41.87
Total Return D,E,F	(.41) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.40% I
Expenses net of fee waivers, if any	1.40 % I
Expenses net of all reductions	1.40% I
Net investment income (loss)	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$106
Portfolio turnover rate J	22 % I,K

AFor the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Low-Priced Stock Fund Class C

Six months ended (Unaudited) January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$43.85
Income from Investment Operations
Net investment income (loss) B,C	(.03)
Net realized and unrealized gain (loss)	(.18)
Total from investment operations	(.21)
Distributions from net investment income	(.18)
Distributions from net realized gain	(1.60)
Total distributions	(1.78)
Net asset value, end of period	$41.86
Total Return D,E,F	(.56) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.90% I
Expenses net of fee waivers, if any	1.90 % I
Expenses net of all reductions	1.90% I
Net investment income (loss)	(.26)% I
Supplemental Data
Net assets, end of period (000 omitted)	$112
Portfolio turnover rate J	22 % I,K

AFor the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Low-Priced Stock Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$49.22	$49.91	$49.42	$58.05	$44.78	$49.03
Income from Investment Operations
Net investment income (loss) A,B	.25	.73	.75	.74	.58	.73
Net realized and unrealized gain (loss)	(.90)	6.64	4.11	(2.86)	18.11	(.91)
Total from investment operations	(.65)	7.37	4.86	(2.12)	18.69	(.18)
Distributions from net investment income	(.86)	(.89)	(.55)	(.83)	(.86)	(.89)
Distributions from net realized gain	(5.76)	(7.17)	(3.81)	(5.68)	(4.56)	(3.19)
Total distributions	(6.62)	(8.06)	(4.37) C	(6.51)	(5.42)	(4.07) C
Net asset value, end of period	$41.95	$49.22	$49.91	$49.42	$58.05	$44.78
Total Return D,E	(1.29) %	18.19%	10.78%	(4.16)%	45.83%	(.48)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.86% H	.92%	.92%	.82%	.65%	.78%
Expenses net of fee waivers, if any	.86 % H	.91%	.92%	.82%	.64%	.78%
Expenses net of all reductions	.86% H	.91%	.92%	.82%	.64%	.78%
Net investment income (loss)	1.11% H	1.61%	1.61%	1.41%	1.12%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$21,692,420	$24,853,382	$24,755,034	$24,632,782	$28,251,224	$19,517,113
Portfolio turnover rate I,J	22 % H	23%	39%	14%	21%	9% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the merger.
Fidelity® Low-Priced Stock Fund Class K

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$49.16	$49.86	$49.38	$58.00	$44.75	$49.01
Income from Investment Operations
Net investment income (loss) A,B	.27	.77	.79	.79	.62	.77
Net realized and unrealized gain (loss)	(.90)	6.63	4.09	(2.85)	18.09	(.91)
Total from investment operations	(.63)	7.40	4.88	(2.06)	18.71	(.14)
Distributions from net investment income	(.89)	(.93)	(.59)	(.88)	(.90)	(.93)
Distributions from net realized gain	(5.76)	(7.17)	(3.81)	(5.68)	(4.56)	(3.19)
Total distributions	(6.65)	(8.10)	(4.40)	(6.56)	(5.46)	(4.12)
Net asset value, end of period	$41.88	$49.16	$49.86	$49.38	$58.00	$44.75
Total Return C,D	(1.25) %	18.30%	10.86%	(4.07)%	45.94%	(.41)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.78% G	.83%	.84%	.74%	.56%	.69%
Expenses net of fee waivers, if any	.78 % G	.82%	.84%	.74%	.56%	.69%
Expenses net of all reductions	.78% G	.82%	.84%	.74%	.56%	.69%
Net investment income (loss)	1.21% G	1.70%	1.69%	1.49%	1.20%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$2,233,018	$3,029,800	$3,371,310	$3,726,398	$5,426,335	$4,293,812
Portfolio turnover rate H,I	22 % G	23%	39%	14%	21%	9% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the merger.
Fidelity Advisor® Low-Priced Stock Fund Class I

Six months ended (Unaudited) January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$43.85
Income from Investment Operations
Net investment income (loss) B,C	.11
Net realized and unrealized gain (loss)	(.19)
Total from investment operations	(.08)
Distributions from net investment income	(.29)
Distributions from net realized gain	(1.60)
Total distributions	(1.89)
Net asset value, end of period	$41.88
Total Return D,E	(.26) %
Ratios to Average Net Assets C,F,G
Expenses before reductions	.90% H
Expenses net of fee waivers, if any	.90 % H
Expenses net of all reductions	.90% H
Net investment income (loss)	.83% H
Supplemental Data
Net assets, end of period (000 omitted)	$468
Portfolio turnover rate I	22 % H,J

AFor the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Low-Priced Stock Fund Class Z

Six months ended (Unaudited) January 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$43.85
Income from Investment Operations
Net investment income (loss) B,C	.13
Net realized and unrealized gain (loss)	(.19)
Total from investment operations	(.06)
Distributions from net investment income	(.33)
Distributions from net realized gain	(1.60)
Total distributions	(1.93)
Net asset value, end of period	$41.86
Total Return D,E	(.22) %
Ratios to Average Net Assets C,F,G
Expenses before reductions	.79% H
Expenses net of fee waivers, if any	.79 % H
Expenses net of all reductions	.79% H
Net investment income (loss)	1.02% H
Supplemental Data
Net assets, end of period (000 omitted)	$76,055
Portfolio turnover rate I	22 % H,J

AFor the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on October 8, 2024. The Fund offers Class A, Class M, Class C, Low-Priced Stock, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Low-Priced Stock Fund	$1,463,374

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, deferred foreign income corporations, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,217,112,763
Gross unrealized depreciation	(1,593,036,167)
Net unrealized appreciation (depreciation)	$5,624,076,596
Tax cost	$18,521,262,756

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(41,501)
Long-term	(26,231)
Total capital loss carryforward	$(67,732)

Due to a merger in a prior period, approximately $67,732,384 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $680,037 of those capital losses per year to offset capital gains. These realized capital losses were acquired from Fidelity Event Driven Opportunities Fund when it merged into the Fund on June 19, 2020.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Low-Priced Stock Fund	2,828,377,372	6,006,115,599

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Low-Priced Stock Fund	7,004,919	134,276,440	310,969,268

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Low-Priced Stock Fund	34,765,822	1,120,660,220	1,519,524,114
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.71
Class C	.71
Low-Priced Stock	.67
Class K	.59
Class I	.71
Class Z	.59

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.69
Class C	.70
Low-Priced Stock	.65
Class K	.58
Class I	.70
Class Z	.59

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Low-Priced Stock Fund	Russell 2000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Low-Priced Stock. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .19%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	83	79
Class M	.25%	.25%	158	158
Class C	.75%	.25%	331	331
			572	568

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Low-Priced Stock Fund	69,520

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Low-Priced Stock Fund	265,757,516	226,482,113	69,807,652
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Low-Priced Stock Fund	17,146
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Low-Priced Stock Fund	24,941	54	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $45,546.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of 79,361.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2025 A	Year ended July 31, 2024
Fidelity Low-Priced Stock Fund
Distributions to shareholders
Class A	$4,284	$ -
Class M	4,183	-
Class C	4,062	-
Low-Priced Stock	3,371,527,943	4,020,427,392
Class K	395,715,858	543,977,254
Class I	19,794	-
Class Z	3,202,863	-
Total	$3,770,478,987	$4,564,404,646

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2025A	Year ended July 31, 2024	Six months ended January 31, 2025A	Year ended July 31, 2024
Fidelity Low-Priced Stock Fund
Class A
Shares sold	2,882	-	$125,292	$ -
Reinvestment of distributions	100	-	4,284	-
Net increase (decrease)	2,982	-	$129,576	$ -
Class M
Shares sold	2,433	-	$106,423	$ -
Reinvestment of distributions	98	-	4,183	-
Net increase (decrease)	2,531	-	$110,606	$ -
Class C
Shares sold	2,576	-	$112,554	$ -
Reinvestment of distributions	95	-	4,062	-
Net increase (decrease)	2,671	-	$116,616	$ -
Low-Priced Stock
Shares sold	17,324,427	46,654,170	$777,012,499	$2,044,180,630
Reinvestment of distributions	72,531,679	88,323,475	3,127,647,832	3,700,352,725
Shares redeemed	(77,666,729)	(126,026,958)	(3,390,597,211)	(5,619,954,981)
Net increase (decrease)	12,189,377	8,950,687	$514,063,120	$124,578,374
Class K
Shares sold	5,160,368	8,887,483	$226,709,367	$398,213,820
Reinvestment of distributions	9,191,282	13,006,141	395,669,787	543,959,748
Shares redeemed	(22,659,499)	(27,871,081)	(990,004,653)	(1,254,785,335)
Net increase (decrease)	(8,307,849)	(5,977,457)	$(367,625,499)	$(312,611,767)
Class I
Shares sold	10,809	-	$478,929	$ -
Reinvestment of distributions	464	-	19,794	-
Shares redeemed	(111)	-	(5,000)	-
Net increase (decrease)	11,162	-	$493,723	$ -
Class Z
Shares sold	1,840,531	-	$82,366,556	$ -
Reinvestment of distributions	59,777	-	2,550,068	-
Shares redeemed	(83,567)	-	(3,510,646)	-
Net increase (decrease)	1,816,741	-	$81,405,978	$ -

A  Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through January 31, 2025.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
Fidelity Low-Priced Stock Fund

At its July 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates  (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for each of the new classes of the fund: Class A, Class M, Class C, Class I and Class Z (each a New Class and together, the New Classes). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2024 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its July 2024 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the New Classes of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of each New Class of the fund and the projected total expense ratio of each New Class. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee for each New Class of the fund is below the median of its competitor funds. The Board also considered that the estimated total net expense ratio of Class Z of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure and that the estimated total net expense ratio of Class A, Class M, Class C, and Class I of the fund is above the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure. The Board noted that the estimated total net expense ratio of Class A is above the median of its competitor funds primarily due to positive performance fees. The Board also considered that the estimated total net expense ratio of Class M is above the median of its competitor funds primarily because of higher 12b-1 fees. The Board noted that the estimated total net expense ratio of Class C is above the median of its competitor funds primarily because of its 1.00% 12b-1 fee. The Board also noted that although Class I is categorized by Lipper as an Institutional class, Class I has no investment minimum, unlike other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes.
The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
In connection with its consideration of the New Classes' management fee rates, the Board noted that the fund's management fee is subject to a performance adjustment. The Board further noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of each New Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2024 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure for the New Classes of the fund was fair and reasonable, and that the fund's Amended Contract should be approved through May 31, 2025.

1.700505.128
LPS-SANN-0425
Fidelity® Value Discovery Fund

Semi-Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Value Discovery Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.2%
	Shares	Value ($)
CANADA - 2.3%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	243,200	12,843,155
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Canadian Natural Resources Ltd (United States)	577,700	17,533,195
Imperial Oil Ltd (United States) (a)	270,300	18,012,792
Parex Resources Inc (a)	697,708	6,648,953
Parkland Corp	140,100	3,118,475
		45,313,415
Materials - 0.5%
Chemicals - 0.5%
Nutrien Ltd (United States)	314,000	16,211,820
TOTAL CANADA		74,368,390
FRANCE - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	40,636	7,384,228
GERMANY - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
BioNTech SE ADR (b)	180,900	22,389,993
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	68,800	6,650,208
UNITED KINGDOM - 4.0%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Berkeley Group Holdings PLC	119,454	5,715,263
Consumer Staples - 0.9%
Beverages - 0.9%
Coca-Cola Europacific Partners PLC	195,039	15,320,313
Diageo PLC	444,200	13,232,916
		28,553,229
Health Care - 1.8%
Pharmaceuticals - 1.8%
Astrazeneca PLC ADR	797,914	56,460,395
Utilities - 1.2%
Multi-Utilities - 1.2%
National Grid PLC	3,145,866	38,163,300
TOTAL UNITED KINGDOM		128,892,187
UNITED STATES - 89.8%
Communication Services - 4.3%
Entertainment - 1.0%
Walt Disney Co/The	281,800	31,860,308
Interactive Media & Services - 1.2%
Alphabet Inc Class A	188,800	38,518,976
Media - 2.1%
Comcast Corp Class A	1,943,730	65,425,952
TOTAL COMMUNICATION SERVICES		135,805,236

Consumer Discretionary - 4.5%
Diversified Consumer Services - 1.2%
H&R Block Inc	666,262	36,850,951
Specialty Retail - 2.9%
Lowe's Cos Inc	113,900	29,618,556
Murphy USA Inc	20,800	10,460,528
Ross Stores Inc	216,940	32,662,487
Ulta Beauty Inc (b)	47,900	19,741,985
		92,483,556
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry Inc	203,600	14,850,584
TOTAL CONSUMER DISCRETIONARY		144,185,091

Consumer Staples - 8.4%
Beverages - 1.6%
Coca-Cola Co/The	265,000	16,822,200
Keurig Dr Pepper Inc	1,057,100	33,932,910
		50,755,110
Consumer Staples Distribution & Retail - 2.3%
BJ's Wholesale Club Holdings Inc (b)	230,700	22,850,835
Target Corp	93,600	12,908,376
US Foods Holding Corp (b)	509,260	36,121,812
		71,881,023
Food Products - 0.7%
Mondelez International Inc	261,961	15,191,118
Tyson Foods Inc Class A	179,229	10,124,646
		25,315,764
Household Products - 1.2%
Procter & Gamble Co/The	222,434	36,921,820
Personal Care Products - 2.6%
Haleon PLC	5,666,400	26,412,311
Kenvue Inc	2,709,104	57,676,824
		84,089,135
TOTAL CONSUMER STAPLES		268,962,852

Energy - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Exxon Mobil Corp	1,132,541	120,989,355
Shell PLC ADR	991,000	65,257,350
		186,246,705
Financials - 26.9%
Banks - 12.2%
Bank of America Corp	1,709,790	79,163,277
Cullen/Frost Bankers Inc	63,891	8,906,405
JPMorgan Chase & Co	484,770	129,579,022
M&T Bank Corp	161,077	32,415,135
PNC Financial Services Group Inc/The	212,796	42,761,356
US Bancorp	591,800	28,276,204
Wells Fargo & Co	833,889	65,710,453
		386,811,852
Capital Markets - 2.7%
Blackrock Inc	46,483	49,992,467
Northern Trust Corp	324,724	36,463,257
		86,455,724
Consumer Finance - 0.9%
Capital One Financial Corp	135,900	27,684,189
Financial Services - 3.7%
Apollo Global Management Inc	106,900	18,277,762
Berkshire Hathaway Inc Class B (b)	157,492	73,811,776
Visa Inc Class A	79,100	27,036,380
		119,125,918
Insurance - 6.9%
Chubb Ltd	331,246	90,059,163
The Travelers Companies, Inc.	365,306	89,565,725
Willis Towers Watson PLC	125,199	41,261,208
		220,886,096
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
AGNC Investment Corp (a)	792,300	7,899,231
Annaly Capital Management Inc	395,800	8,078,278
		15,977,509
TOTAL FINANCIALS		856,941,288

Health Care - 13.5%
Biotechnology - 2.0%
AbbVie Inc	91,600	16,845,240
Gilead Sciences Inc	479,200	46,578,240
		63,423,480
Health Care Providers & Services - 8.7%
Centene Corp (b)	1,103,190	70,637,256
Cigna Group/The	274,591	80,787,418
CVS Health Corp	688,600	38,892,128
UnitedHealth Group Inc	152,920	82,957,571
		273,274,373
Pharmaceuticals - 2.8%
Elanco Animal Health Inc (b)	982,600	11,820,678
GSK PLC ADR	1,137,600	40,123,152
Merck & Co Inc	387,700	38,312,514
		90,256,344
TOTAL HEALTH CARE		426,954,197

Industrials - 12.6%
Aerospace & Defense - 2.2%
L3Harris Technologies Inc	70,726	14,994,619
Lockheed Martin Corp	61,085	28,279,301
Northrop Grumman Corp	45,164	22,007,062
Textron Inc	80,800	6,182,008
		71,462,990
Air Freight & Logistics - 1.1%
CH Robinson Worldwide Inc	113,400	11,282,166
United Parcel Service Inc Class B	196,400	22,434,772
		33,716,938
Building Products - 1.1%
Builders FirstSource Inc (b)	70,100	11,726,328
Johnson Controls International plc	290,000	22,620,000
		34,346,328
Electrical Equipment - 0.6%
GE Vernova Inc	6,500	2,423,720
Regal Rexnord Corp	107,106	17,000,935
		19,424,655
Ground Transportation - 1.3%
CSX Corp	629,600	20,694,952
Norfolk Southern Corp	84,300	21,521,790
		42,216,742
Industrial Conglomerates - 0.6%
3M Co	116,600	17,746,520
Machinery - 4.6%
Allison Transmission Holdings Inc	64,500	7,581,330
Cummins Inc	24,500	8,728,125
Deere & Co	142,000	67,671,521
Dover Corp	82,600	16,823,968
Oshkosh Corp	26,090	3,036,876
Pentair PLC	299,855	31,088,966
Westinghouse Air Brake Technologies Corp	63,600	13,223,712
		148,154,498
Professional Services - 0.4%
Maximus Inc	184,811	13,914,420
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc	117,100	21,209,152
TOTAL INDUSTRIALS		402,192,243

Information Technology - 6.7%
Communications Equipment - 2.4%
Cisco Systems Inc	1,266,756	76,765,414
IT Services - 1.6%
Amdocs Ltd	393,404	34,694,299
Cognizant Technology Solutions Corp Class A	198,515	16,399,324
		51,093,623
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials Inc	104,200	18,792,470
Micron Technology Inc	244,500	22,308,180
		41,100,650
Software - 1.2%
Gen Digital Inc	1,367,382	36,796,250
Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp (b)	144,300	9,398,258
TOTAL INFORMATION TECHNOLOGY		215,154,195

Materials - 2.6%
Chemicals - 0.9%
AdvanSix Inc	33,500	1,047,880
CF Industries Holdings Inc	315,700	29,110,697
		30,158,577
Construction Materials - 0.9%
CRH PLC	283,600	28,084,908
Containers & Packaging - 0.8%
Crown Holdings Inc	213,700	18,775,682
Silgan Holdings Inc	109,400	6,019,188
		24,794,870
TOTAL MATERIALS		83,038,355

Real Estate - 1.4%
Retail REITs - 0.4%
Simon Property Group Inc	76,100	13,230,746
Specialized REITs - 1.0%
Crown Castle Inc	198,000	17,677,440
Lamar Advertising Co Class A	64,200	8,116,164
Outfront Media Inc	325,445	5,988,188
		31,781,792
TOTAL REAL ESTATE		45,012,538

Utilities - 3.1%
Electric Utilities - 2.5%
Edison International	404,533	21,844,782
PG&E Corp	3,508,703	54,911,202
Southern Co/The	52,846	4,436,422
		81,192,406
Gas Utilities - 0.3%
UGI Corp	267,200	8,211,056
Multi-Utilities - 0.3%
Sempra	117,400	9,735,982
TOTAL UTILITIES		99,139,444

TOTAL UNITED STATES		2,863,632,144
TOTAL COMMON STOCKS (Cost $2,398,815,613)		3,103,317,150

Non-Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
KOREA (SOUTH) - 0.8%
Information Technology - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co Ltd (Cost $37,506,894)	951,100	27,826,762

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.37	59,200,222	59,212,062
Fidelity Securities Lending Cash Central Fund (c)(d)	4.37	17,212,539	17,214,260
TOTAL MONEY MARKET FUNDS (Cost $76,426,322)			76,426,322

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $2,512,748,829)	3,207,570,234
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(13,630,543)
NET ASSETS - 100.0%	3,193,939,691

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	45,154,558	327,959,729	313,902,225	908,621	-	-	59,212,062	59,200,222	0.1%
Fidelity Securities Lending Cash Central Fund	1,860,000	126,665,571	111,311,311	11,201	-	-	17,214,260	17,212,539	0.1%
Total	47,014,558	454,625,300	425,213,536	919,822	-	-	76,426,322	76,412,761

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	135,805,236	135,805,236	-	-
Consumer Discretionary	156,550,562	150,835,299	5,715,263	-
Consumer Staples	310,359,236	270,714,009	39,645,227	-
Energy	231,560,120	231,560,120	-	-
Financials	856,941,288	856,941,288	-	-
Health Care	505,804,585	505,804,585	-	-
Industrials	402,192,243	402,192,243	-	-
Information Technology	222,538,423	215,154,195	7,384,228	-
Materials	99,250,175	99,250,175	-	-
Real Estate	45,012,538	45,012,538	-	-
Utilities	137,302,744	99,139,444	38,163,300	-

Non-Convertible Preferred Stocks
Information Technology	27,826,762	-	27,826,762	-

Money Market Funds	76,426,322	76,426,322	-	-
Total Investments in Securities:	3,207,570,234	3,088,835,454	118,734,780	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,983,482) - See accompanying schedule:
Unaffiliated issuers (cost $2,436,322,507)	$3,131,143,912
Fidelity Central Funds (cost $76,426,322)	76,426,322

Total Investment in Securities (cost $2,512,748,829)		$3,207,570,234
Foreign currency held at value (cost $2,023)		2,032
Receivable for investments sold		691,816
Receivable for fund shares sold		1,925,147
Dividends receivable		2,001,977
Reclaims receivable		1,975,671
Distributions receivable from Fidelity Central Funds		97,559
Prepaid expenses		2,221
Total assets		3,214,266,657
Liabilities
Payable for fund shares redeemed	$1,857,360
Accrued management fee	1,143,930
Other payables and accrued expenses	111,416
Collateral on securities loaned	17,214,260
Total liabilities		20,326,966
Net Assets		$3,193,939,691
Net Assets consist of:
Paid in capital		$2,457,605,881
Total accumulated earnings (loss)		736,333,810
Net Assets		$3,193,939,691

Net Asset Value and Maximum Offering Price
Value Discovery :
Net Asset Value, offering price and redemption price per share ($3,129,061,276 ÷ 84,472,293 shares)		$37.04
Class K :
Net Asset Value, offering price and redemption price per share ($64,878,415 ÷ 1,751,165 shares)		$37.05
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$34,646,685
Income from Fidelity Central Funds (including $11,201 from security lending)		919,822
Total income		35,566,507
Expenses
Management fee
Basic fee	$10,067,164
Performance adjustment	(1,992,219)
Custodian fees and expenses	23,111
Independent trustees' fees and expenses	6,986
Registration fees	52,953
Audit fees	30,693
Legal	2,653
Interest	878
Miscellaneous	4,691
Total expenses before reductions	8,196,910
Expense reductions	(3,778)
Total expenses after reductions		8,193,132
Net Investment income (loss)		27,373,375
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	59,644,319
Foreign currency transactions	29,983
Total net realized gain (loss)		59,674,302
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(8,589,771)
Assets and liabilities in foreign currencies	(57,267)
Total change in net unrealized appreciation (depreciation)		(8,647,038)
Net gain (loss)		51,027,264
Net increase (decrease) in net assets resulting from operations		$78,400,639
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,373,375	$53,082,331
Net realized gain (loss)	59,674,302	122,166,946
Change in net unrealized appreciation (depreciation)	(8,647,038)	104,226,222
Net increase (decrease) in net assets resulting from operations	78,400,639	279,475,499
Distributions to shareholders	(162,973,359)	(147,607,805)

Share transactions - net increase (decrease)	147,660,615	69,875,667
Total increase (decrease) in net assets	63,087,895	201,743,361

Net Assets
Beginning of period	3,130,851,796	2,929,108,435
End of period	$3,193,939,691	$3,130,851,796

Financial Highlights
Fidelity® Value Discovery Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$38.03	$36.46	$36.10	$37.95	$26.99	$28.85
Income from Investment Operations
Net investment income (loss) A,B	.32	.66	.48	.45	.40	.57 C
Net realized and unrealized gain (loss)	.62	2.74	1.53	(.48)	10.98	(1.53)
Total from investment operations	.94	3.40	2.01	(.03)	11.38	(.96)
Distributions from net investment income	(.68)	(.58)	(.44)	(.43)	(.42)	(.52)
Distributions from net realized gain	(1.25)	(1.26)	(1.21)	(1.40)	-	(.38)
Total distributions	(1.93)	(1.83) D	(1.65)	(1.82) D	(.42)	(.90)
Net asset value, end of period	$37.04	$38.03	$36.46	$36.10	$37.95	$26.99
Total Return E,F	2.54%	9.99%	5.83%	(.21)%	42.65%	(3.54)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.51% I	.64%	.84%	.80%	.75%	.66%
Expenses net of fee waivers, if any	.51 % I	.64%	.83%	.80%	.75%	.66%
Expenses net of all reductions	.51% I	.64%	.83%	.80%	.74%	.64%
Net investment income (loss)	1.70% I	1.85%	1.37%	1.20%	1.21%	2.07% C
Supplemental Data
Net assets, end of period (000 omitted)	$3,129,061	$3,065,870	$2,911,436	$2,895,400	$3,192,073	$1,788,146
Portfolio turnover rate J	53 % I	33%	24% K	34% K	36%	70% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.74%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Value Discovery Fund Class K

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$38.07	$36.49	$36.13	$37.98	$27.01	$28.86
Income from Investment Operations
Net investment income (loss) A,B	.33	.70	.51	.49	.44	.60 C
Net realized and unrealized gain (loss)	.63	2.74	1.54	(.48)	10.97	(1.52)
Total from investment operations	.96	3.44	2.05	.01	11.41	(.92)
Distributions from net investment income	(.73)	(.60)	(.47)	(.46)	(.44)	(.55)
Distributions from net realized gain	(1.25)	(1.26)	(1.21)	(1.40)	-	(.38)
Total distributions	(1.98)	(1.86)	(1.69) D	(1.86)	(.44)	(.93)
Net asset value, end of period	$37.05	$38.07	$36.49	$36.13	$37.98	$27.01
Total Return E,F	2.59%	10.10%	5.92%	(.12)%	42.76%	(3.40)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.44% I	.52%	.75%	.70%	.65%	.56%
Expenses net of fee waivers, if any	.44 % I	.52%	.74%	.70%	.65%	.56%
Expenses net of all reductions	.44% I	.52%	.74%	.70%	.65%	.54%
Net investment income (loss)	1.77% I	1.97%	1.47%	1.30%	1.30%	2.17% C
Supplemental Data
Net assets, end of period (000 omitted)	$64,878	$64,982	$17,672	$59,650	$87,856	$37,275
Portfolio turnover rate J	53 % I	33%	24% K	34% K	36%	70% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.84%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$769,499,421
Gross unrealized depreciation	(78,598,773)
Net unrealized appreciation (depreciation)	$690,900,648
Tax cost	$2,516,669,586

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Value Discovery Fund	842,419,060	858,150,419
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Value Discovery	.65
Class K	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Value Discovery	.63
Class K	.55

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Value Discovery Fund	Russell 3000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Value Discovery. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.12)%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Value Discovery Fund	11,848

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Value Discovery Fund	Borrower	5,653,000	5.59%	878

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Value Discovery Fund	56,823,553	44,971,837	5,892,400
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Value Discovery Fund	2,059
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Value Discovery Fund	1,214	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,778.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity Value Discovery Fund
Distributions to shareholders
Value Discovery	$159,609,686	$146,729,501
Class K	3,363,673	878,304
Total	$162,973,359	$147,607,805
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2025	Year ended July 31, 2024	Six months ended January 31, 2025	Year ended July 31, 2024
Fidelity Value Discovery Fund
Value Discovery
Shares sold	10,409,775	21,038,331	$390,718,090	$741,432,712
Reinvestment of distributions	2,570,570	2,752,672	94,828,810	93,601,712
Shares redeemed	(9,126,011)	(23,025,819)	(339,501,400)	(809,705,432)
Net increase (decrease)	3,854,334	765,184	$146,045,500	$25,328,992
Class K
Shares sold	27,038	1,357,602	$1,019,127	$49,421,718
Reinvestment of distributions	91,149	25,815	3,363,673	878,304
Shares redeemed	(73,915)	(160,797)	(2,767,685)	(5,753,347)
Net increase (decrease)	44,272	1,222,620	$1,615,115	$44,546,675
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Advisor Equity Value Fund. In addition, the Board approved the creation of additional classes of shares that will commence operations on May 29, 2025. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Equity Value Fund in exchange for corresponding shares of the Fund equal in value to the net assets of Fidelity Advisor Equity Value Fund on the day the reorganization is effective. The reorganization provides shareholders of Fidelity Advisor Equity Value Fund access to a larger portfolio with a similar investment objective.

A meeting of shareholders of Fidelity Advisor Equity Value Fund is expected to be held during the second quarter of 2025 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective during June 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contract and Management Fees
Fidelity Value Discovery Fund
At its November 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) and certain of its affiliates (the Amended Contract) for the fund to add the management fee schedule and maximum management fee rate for each of the new classes of the fund: Class A, Class M, Class C, Class I and Class Z (each a New Class and together, the New Classes). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR and certain of its affiliates to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with the annual renewal of the fund's current management contract. At its May 2024 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its November 2024 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the New Classes of the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered the proposed tiered class-level management fee schedule and maximum class-level management fee rate of each New Class of the fund and the projected total expense ratio of each New Class. The Board also considered that, in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. The Board noted that the projected class-level management fee for Class Z of the fund is below the median of its competitor funds. The Board also noted that the projected class-level management fee for Class A, Class M, Class C, and Class I of the fund is above the median of its competitor funds because the majority of such competitor funds do not have a management fee that covers expenses for services beyond portfolio management. The Board also considered that the estimated total net expense ratio of Class A, Class C, Class I, and Class Z of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure and that the estimated total net expense ratio of Class M is above the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure primarily because of higher 12b-1 fees.
The Board noted that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. The Board further noted that such differences are not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
In connection with its consideration of the New Classes' management fee rates, the Board noted that the fund's management fee is subject to a performance adjustment. The Board further noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
The Board also noted that FMR has agreed to contractually limit total operating expenses, with certain limited exceptions to, 115 basis points for Class A, 140 basis points for Class M, 190 basis points for Class C, 90 basis points for Class I, and 75 basis points for Class Z, through November 30, 2026.
Based on its review, the Board concluded that the projected management fee and estimated total expense ratio of each New Class of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its May 2024 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its May 2024 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure for the New Classes of the fund was fair and reasonable, and that the fund's Amended Contract should be approved through May 31, 2025.

1.783113.122
FVD-SANN-0425
Fidelity® Value Discovery K6 Fund

Semi-Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Value Discovery K6 Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
CANADA - 2.5%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	13,803	728,922
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd (United States)	30,171	915,690
Imperial Oil Ltd (United States) (a)	15,400	1,026,256
Parex Resources Inc	38,046	362,567
Parkland Corp	8,700	193,653
		2,498,166
Materials - 0.6%
Chemicals - 0.6%
Nutrien Ltd (United States)	18,212	940,286
TOTAL CANADA		4,167,374
FRANCE - 0.3%
Information Technology - 0.3%
IT Services - 0.3%
Capgemini SE	2,649	481,367
GERMANY - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
BioNTech SE ADR (b)	9,803	1,213,317
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Autoliv Inc	3,771	364,505
UNITED KINGDOM - 4.2%
Consumer Discretionary - 0.2%
Household Durables - 0.2%
Berkeley Group Holdings PLC	7,329	350,655
Consumer Staples - 1.0%
Beverages - 1.0%
Coca-Cola Europacific Partners PLC	10,583	831,295
Diageo PLC	26,915	801,809
		1,633,104
Health Care - 1.8%
Pharmaceuticals - 1.8%
Astrazeneca PLC ADR	43,613	3,086,056
Utilities - 1.2%
Multi-Utilities - 1.2%
National Grid PLC	172,747	2,095,638
TOTAL UNITED KINGDOM		7,165,453
UNITED STATES - 90.4%
Communication Services - 4.3%
Entertainment - 1.0%
Walt Disney Co/The	15,079	1,704,831
Interactive Media & Services - 1.2%
Alphabet Inc Class A	9,848	2,009,189
Media - 2.1%
Comcast Corp Class A	103,719	3,491,182
TOTAL COMMUNICATION SERVICES		7,205,202

Consumer Discretionary - 4.6%
Diversified Consumer Services - 1.2%
H&R Block Inc	37,126	2,053,439
Specialty Retail - 2.9%
Lowe's Cos Inc	6,101	1,586,504
Murphy USA Inc	1,132	569,294
Ross Stores Inc	11,444	1,723,009
Ulta Beauty Inc (b)	2,514	1,036,145
		4,914,952
Textiles, Apparel & Luxury Goods - 0.5%
Tapestry Inc	11,930	870,174
TOTAL CONSUMER DISCRETIONARY		7,838,565

Consumer Staples - 8.5%
Beverages - 1.5%
Coca-Cola Co/The	12,872	817,114
Keurig Dr Pepper Inc	53,538	1,718,570
		2,535,684
Consumer Staples Distribution & Retail - 2.3%
BJ's Wholesale Club Holdings Inc (b)	12,962	1,283,886
Target Corp	4,926	679,345
US Foods Holding Corp (b)	27,672	1,962,775
		3,926,006
Food Products - 0.8%
Mondelez International Inc	14,987	869,096
Tyson Foods Inc Class A	9,243	522,137
		1,391,233
Household Products - 1.2%
Procter & Gamble Co/The	11,880	1,971,961
Personal Care Products - 2.7%
Haleon PLC	306,134	1,426,957
Kenvue Inc	148,090	3,152,836
		4,579,793
TOTAL CONSUMER STAPLES		14,404,677

Energy - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Exxon Mobil Corp	61,021	6,518,874
Shell PLC ADR	52,598	3,463,578
		9,982,452
Financials - 26.8%
Banks - 12.5%
Bank of America Corp	91,862	4,253,211
Cullen/Frost Bankers Inc	4,061	566,102
JPMorgan Chase & Co	26,950	7,203,735
M&T Bank Corp	8,748	1,760,448
PNC Financial Services Group Inc/The	11,466	2,304,093
US Bancorp	29,556	1,412,186
Wells Fargo & Co	45,285	3,568,458
		21,068,233
Capital Markets - 2.4%
Blackrock Inc	1,925	2,070,338
Northern Trust Corp	17,924	2,012,685
		4,083,023
Consumer Finance - 0.9%
Capital One Financial Corp	7,190	1,464,675
Financial Services - 3.5%
Apollo Global Management Inc	5,559	950,478
Berkshire Hathaway Inc Class B (b)	7,490	3,510,338
Visa Inc Class A	4,400	1,503,920
		5,964,736
Insurance - 7.0%
Chubb Ltd	18,042	4,905,259
The Travelers Companies, Inc.	19,705	4,831,272
Willis Towers Watson PLC	6,678	2,200,835
		11,937,366
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
AGNC Investment Corp	43,356	432,259
Annaly Capital Management Inc	21,581	440,469
		872,728
TOTAL FINANCIALS		45,390,761

Health Care - 13.6%
Biotechnology - 2.0%
AbbVie Inc	4,819	886,214
Gilead Sciences Inc	25,230	2,452,356
		3,338,570
Health Care Providers & Services - 8.7%
Centene Corp (b)	58,255	3,730,068
Cigna Group/The	14,955	4,399,911
CVS Health Corp	36,653	2,070,161
UnitedHealth Group Inc	8,355	4,532,504
		14,732,644
Pharmaceuticals - 2.9%
Elanco Animal Health Inc (b)	52,752	634,607
GSK PLC ADR	61,735	2,177,393
Merck & Co Inc	21,300	2,104,866
		4,916,866
TOTAL HEALTH CARE		22,988,080

Industrials - 12.6%
Aerospace & Defense - 2.2%
L3Harris Technologies Inc	3,764	798,006
Lockheed Martin Corp	3,165	1,465,237
Northrop Grumman Corp	2,301	1,121,208
Textron Inc	4,315	330,140
		3,714,591
Air Freight & Logistics - 1.1%
CH Robinson Worldwide Inc	6,051	602,014
United Parcel Service Inc Class B	10,395	1,187,421
		1,789,435
Building Products - 1.2%
Builders FirstSource Inc (b)	4,071	680,997
Johnson Controls International plc	16,596	1,294,488
		1,975,485
Electrical Equipment - 0.6%
GE Vernova Inc	485	180,847
Regal Rexnord Corp	5,778	917,142
		1,097,989
Ground Transportation - 1.3%
CSX Corp	33,810	1,111,335
Norfolk Southern Corp	4,057	1,035,752
		2,147,087
Industrial Conglomerates - 0.6%
3M Co	6,257	952,315
Machinery - 4.5%
Allison Transmission Holdings Inc	3,327	391,056
Cummins Inc	1,451	516,919
Deere & Co	7,197	3,429,802
Dover Corp	4,171	849,549
Oshkosh Corp	1,803	209,869
Pentair PLC	15,570	1,614,298
Westinghouse Air Brake Technologies Corp	3,352	696,948
		7,708,441
Professional Services - 0.5%
Maximus Inc	11,028	830,298
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	6,076	1,100,485
TOTAL INDUSTRIALS		21,316,126

Information Technology - 6.9%
Communications Equipment - 2.5%
Cisco Systems Inc	68,811	4,169,947
IT Services - 1.7%
Amdocs Ltd	21,143	1,864,601
Cognizant Technology Solutions Corp Class A	11,393	941,176
		2,805,777
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials Inc	5,848	1,054,687
Micron Technology Inc	13,200	1,204,368
		2,259,055
Software - 1.2%
Gen Digital Inc	72,856	1,960,555
Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp (b)	7,857	511,726
TOTAL INFORMATION TECHNOLOGY		11,707,060

Materials - 2.7%
Chemicals - 1.0%
AdvanSix Inc	1,800	56,304
CF Industries Holdings Inc	17,015	1,568,953
		1,625,257
Construction Materials - 0.9%
CRH PLC	15,819	1,566,556
Containers & Packaging - 0.8%
Crown Holdings Inc	12,934	1,136,381
Silgan Holdings Inc	5,892	324,178
		1,460,559
TOTAL MATERIALS		4,652,372

Real Estate - 1.5%
Retail REITs - 0.4%
Simon Property Group Inc	4,284	744,816
Specialized REITs - 1.1%
Crown Castle Inc	11,160	996,365
Lamar Advertising Co Class A	3,562	450,308
Outfront Media Inc	17,599	323,821
		1,770,494
TOTAL REAL ESTATE		2,515,310

Utilities - 3.0%
Electric Utilities - 2.5%
Edison International	20,093	1,085,022
PG&E Corp	179,411	2,807,782
Southern Co/The	3,134	263,099
		4,155,903
Gas Utilities - 0.2%
UGI Corp	15,086	463,593
Multi-Utilities - 0.3%
Sempra	6,434	533,572
TOTAL UTILITIES		5,153,068

TOTAL UNITED STATES		153,153,673
TOTAL COMMON STOCKS (Cost $126,965,391)		166,545,689

Non-Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd (Cost $1,560,133)	43,132	1,261,932

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.37	1,739,918	1,740,266
Fidelity Securities Lending Cash Central Fund (c)(d)	4.37	613,139	613,200
TOTAL MONEY MARKET FUNDS (Cost $2,353,466)			2,353,466

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $130,878,990)	170,161,087
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(678,110)
NET ASSETS - 100.0%	169,482,977

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	833,835	21,266,552	20,360,121	41,147	-	-	1,740,266	1,739,918	0.0%
Fidelity Securities Lending Cash Central Fund	-	6,830,670	6,217,470	203	-	-	613,200	613,139	0.0%
Total	833,835	28,097,222	26,577,591	41,350	-	-	2,353,466	2,353,057

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	7,205,202	7,205,202	-	-
Consumer Discretionary	8,553,725	8,203,070	350,655	-
Consumer Staples	16,766,703	14,537,937	2,228,766	-
Energy	12,480,618	12,480,618	-	-
Financials	45,390,761	45,390,761	-	-
Health Care	27,287,453	27,287,453	-	-
Industrials	21,316,126	21,316,126	-	-
Information Technology	12,188,427	11,707,060	481,367	-
Materials	5,592,658	5,592,658	-	-
Real Estate	2,515,310	2,515,310	-	-
Utilities	7,248,706	5,153,068	2,095,638	-

Non-Convertible Preferred Stocks
Information Technology	1,261,932	-	1,261,932	-

Money Market Funds	2,353,466	2,353,466	-	-
Total Investments in Securities:	170,161,087	163,742,729	6,418,358	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $559,776) - See accompanying schedule:
Unaffiliated issuers (cost $128,525,524)	$167,807,621
Fidelity Central Funds (cost $2,353,466)	2,353,466

Total Investment in Securities (cost $130,878,990)		$170,161,087
Foreign currency held at value (cost $13,602)		12,891
Receivable for investments sold		27,760
Receivable for fund shares sold		53,542
Dividends receivable		172,403
Distributions receivable from Fidelity Central Funds		9,535
Total assets		170,437,218
Liabilities
Payable for investments purchased	$60,332
Payable for fund shares redeemed	209,104
Accrued management fee	61,959
Other payables and accrued expenses	9,646
Collateral on securities loaned	613,200
Total liabilities		954,241
Net Assets		$169,482,977
Net Assets consist of:
Paid in capital		$126,609,873
Total accumulated earnings (loss)		42,873,104
Net Assets		$169,482,977
Net Asset Value, offering price and redemption price per share ($169,482,977 ÷ 13,952,738 shares)		$12.15
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$1,828,027
Income from Fidelity Central Funds (including $203 from security lending)		41,350
Total income		1,869,377
Expenses
Management fee	$379,611
Independent trustees' fees and expenses	375
Total expenses before reductions	379,986
Expense reductions	(366)
Total expenses after reductions		379,620
Net Investment income (loss)		1,489,757
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,514,195
Foreign currency transactions	1,293
Total net realized gain (loss)		6,515,488
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,480,237)
Assets and liabilities in foreign currencies	(2,015)
Total change in net unrealized appreciation (depreciation)		(3,482,252)
Net gain (loss)		3,033,236
Net increase (decrease) in net assets resulting from operations		$4,522,993
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,489,757	$3,652,075
Net realized gain (loss)	6,515,488	10,073,860
Change in net unrealized appreciation (depreciation)	(3,482,252)	3,143,984
Net increase (decrease) in net assets resulting from operations	4,522,993	16,869,919
Distributions to shareholders	(15,724,198)	(8,769,141)

Share transactions
Proceeds from sales of shares	31,221,167	46,887,484
Reinvestment of distributions	15,724,198	8,769,141
Cost of shares redeemed	(36,110,744)	(88,196,398)

Net increase (decrease) in net assets resulting from share transactions	10,834,621	(32,539,773)
Total increase (decrease) in net assets	(366,584)	(24,438,995)

Net Assets
Beginning of period	169,849,561	194,288,556
End of period	$169,482,977	$169,849,561

Other Information
Shares
Sold	2,515,453	3,867,561
Issued in reinvestment of distributions	1,288,707	755,476
Redeemed	(2,889,354)	(7,255,231)
Net increase (decrease)	914,806	(2,632,194)

Financial Highlights
Fidelity® Value Discovery K6 Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.03	$12.40	$12.99	$14.22	$10.15	$10.94
Income from Investment Operations
Net investment income (loss) A,B	.11	.24	.21	.21	.19	.23 C
Net realized and unrealized gain (loss)	.21	.96	.51	(.12)	4.09	(.62)
Total from investment operations	.32	1.20	.72	.09	4.28	(.39)
Distributions from net investment income	(.31)	(.22)	(.17)	(.20)	(.21)	(.23)
Distributions from net realized gain	(.90)	(.35)	(1.14)	(1.12)	-	(.17)
Total distributions	(1.20) D	(.57)	(1.31)	(1.32)	(.21)	(.40)
Net asset value, end of period	$12.15	$13.03	$12.40	$12.99	$14.22	$10.15
Total Return E,F	2.62%	10.25%	6.14%	.60%	42.84%	(3.80)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45% I	.46%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % I	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% I	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	1.77% I	2.02%	1.76%	1.52%	1.51%	2.27% C
Supplemental Data
Net assets, end of period (000 omitted)	$169,483	$169,850	$194,289	$137,450	$180,575	$164,392
Portfolio turnover rate J	55 % I	29%	43% K	37% K	55%	82%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.93%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Value Discovery K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$42,339,807
Gross unrealized depreciation	(3,240,745)
Net unrealized appreciation (depreciation)	$39,099,062
Tax cost	$131,062,025

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Value Discovery K6 Fund	46,072,659	49,427,374

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Value Discovery K6 Fund	798

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Value Discovery K6 Fund	2,373,423	4,289,192	719,296

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Value Discovery K6 Fund	21	1	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $366.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9884002.107
FVDK6-SANN-0425
Fidelity® Series Intrinsic Opportunities Fund

Semi-Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Intrinsic Opportunities Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.1%
	Shares	Value ($)
AUSTRIA - 0.5%
Materials - 0.5%
Construction Materials - 0.4%
Wienerberger AG	379,400	11,122,841
Containers & Packaging - 0.1%
Mayr Melnhof Karton AG	36,100	2,906,131
TOTAL AUSTRIA		14,028,972
BAILIWICK OF JERSEY - 0.4%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Aptiv PLC	180,600	11,273,052
CANADA - 1.0%
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard Inc	450,100	23,769,343
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Parkland Corp	211,221	4,701,551
TOTAL CANADA		28,470,894
CHINA - 0.7%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Shenzhou International Group Holdings Ltd	384,100	2,891,138
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Sinopharm Group Co Ltd H Shares	3,877,437	10,226,175
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Kingboard Holdings Ltd	1,955,000	4,967,851
VSTECS Holdings Ltd	5,257,800	3,184,951
		8,152,802
TOTAL CHINA		21,270,115
FRANCE - 1.0%
Communication Services - 0.0%
Media - 0.0%
IPSOS SA	19,400	922,153
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Maisons du Monde SA (b)(c)	240,700	1,023,779
Mr Bricolage SA (a)	144,948	1,115,738
		2,139,517
Consumer Staples - 0.0%
Food Products - 0.0%
Societe LDC SADIR	17,300	1,162,967
Energy - 0.5%
Energy Equipment & Services - 0.0%
Vallourec SACA (a)	37,400	713,509
Oil, Gas & Consumable Fuels - 0.5%
TotalEnergies SE ADR	201,083	11,668,847
TOTAL ENERGY		12,382,356

Industrials - 0.1%
Ground Transportation - 0.1%
Stef SA	31,760	4,408,419
Information Technology - 0.3%
IT Services - 0.3%
Sopra Steria Group	54,100	10,079,752
TOTAL FRANCE		31,095,164
GERMANY - 0.3%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Mercedes-Benz Group AG	37,900	2,305,841
Industrials - 0.2%
Machinery - 0.2%
JOST Werke SE (b)(c)	113,400	5,470,314
TOTAL GERMANY		7,776,155
GREECE - 0.8%
Consumer Discretionary - 0.5%
Distributors - 0.1%
Autohellas Tourist and Trading SA	237,000	2,689,750
Specialty Retail - 0.4%
JUMBO SA	420,700	11,434,576
TOTAL CONSUMER DISCRETIONARY		14,124,326

Consumer Staples - 0.3%
Personal Care Products - 0.3%
Sarantis SA	790,584	9,349,731
TOTAL GREECE		23,474,057
HONG KONG - 0.2%
Communication Services - 0.1%
Media - 0.1%
Pico Far East Holdings Ltd	10,600,000	2,870,417
Financials - 0.1%
Consumer Finance - 0.1%
Aeon Credit Service Asia Co Ltd	4,561,940	3,372,319
Materials - 0.0%
Chemicals - 0.0%
EcoGreen International Group Ltd (d)	1,000,000	1
TOTAL HONG KONG		6,242,737
INDIA - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Euro Ceramics Ltd (a)(d)	5,000	0
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Redington Ltd	739,442	1,757,434
TOTAL INDIA		1,757,434
IRELAND - 0.1%
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	45,600	4,359,360
ITALY - 0.3%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Brembo NV	53,200	519,666
Consumer Staples - 0.3%
Beverages - 0.2%
Coca-Cola HBC AG	126,900	4,421,347
Consumer Staples Distribution & Retail - 0.1%
MARR SpA (e)	406,500	4,250,767
TOTAL CONSUMER STAPLES		8,672,114

TOTAL ITALY		9,191,780
JAPAN - 2.5%
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Daikyonishikawa Corp	8,053	32,999
Specialty Retail - 0.2%
ARCLANDS CORP	525,000	5,814,395
TOTAL CONSUMER DISCRETIONARY		5,847,394

Consumer Staples - 0.0%
Food Products - 0.0%
S Foods Inc	68,100	1,100,686
Household Products - 0.0%
Transaction Co Ltd	32,500	404,672
TOTAL CONSUMER STAPLES		1,505,358

Financials - 0.1%
Financial Services - 0.1%
Zenkoku Hosho Co Ltd	42,500	1,507,806
Industrials - 1.0%
Air Freight & Logistics - 0.1%
Hamakyorex Co Ltd	380,800	3,332,009
Machinery - 0.3%
Daiwa Industries Ltd	598,600	6,171,056
Tocalo Co Ltd	149,700	1,734,919
		7,905,975
Professional Services - 0.0%
Altech Corp	35,953	575,051
Quick Co Ltd	93,627	1,336,981
Will Group Inc	102,800	667,180
		2,579,212
Trading Companies & Distributors - 0.6%
ITOCHU Corp	200,500	9,231,837
Mitani Corp	517,300	6,529,288
Totech Corp	65,643	1,001,668
		16,762,793
TOTAL INDUSTRIALS		30,579,989

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Riken Keiki Co Ltd	50,800	1,017,435
IT Services - 0.1%
TDC Soft Inc	285,214	2,571,767
Semiconductors & Semiconductor Equipment - 0.5%
Renesas Electronics Corp	690,600	9,250,229
SUMCO Corp	483,400	3,568,948
		12,819,177
Software - 0.1%
Cresco Ltd	211,200	1,554,541
System Research Co Ltd	187,600	1,962,044
		3,516,585
Technology Hardware, Storage & Peripherals - 0.1%
MCJ Co Ltd	366,800	3,214,139
TOTAL INFORMATION TECHNOLOGY		23,139,103

Materials - 0.2%
Chemicals - 0.2%
C Uyemura & Co Ltd	86,800	5,753,941
Utilities - 0.2%
Electric Utilities - 0.2%
Kansai Electric Power Co Inc/The	481,600	5,313,388
TOTAL JAPAN		73,646,979
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Ace Bed Co Ltd	14,610	249,146
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InBody Co Ltd	27,900	460,962
Value Added Technology Co Ltd	55,500	724,120
		1,185,082
Materials - 0.2%
Chemicals - 0.2%
Soulbrain Co Ltd	29,800	3,418,790
TOTAL KOREA (SOUTH)		4,853,018
MEXICO - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Genomma Lab Internacional SAB de CV	1,913,900	2,607,345
NETHERLANDS - 0.4%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Acomo NV	207,900	3,912,353
Financials - 0.3%
Capital Markets - 0.0%
Van Lanschot Kempen NV depository receipt	24,700	1,222,254
Insurance - 0.3%
ASR Nederland NV	80,700	3,989,171
NN Group NV	86,202	3,967,830
		7,957,001
TOTAL FINANCIALS		9,179,255

TOTAL NETHERLANDS		13,091,608
NORWAY - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Europris ASA (b)(c)	564,526	4,137,174
PUERTO RICO - 0.6%
Financials - 0.6%
Banks - 0.2%
First BanCorp/Puerto Rico	354,600	7,361,496
Financial Services - 0.4%
EVERTEC Inc	354,709	11,517,401
TOTAL PUERTO RICO		18,878,897
SINGAPORE - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Hour Glass Ltd/The	1,753,400	2,011,456
Industrials - 0.0%
Construction & Engineering - 0.0%
Boustead Singapore Ltd	1,443,725	1,071,584
TOTAL SINGAPORE		3,083,040
SPAIN - 0.5%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
CIE Automotive SA	378,000	10,117,140
Financials - 0.0%
Banks - 0.0%
Bankinter SA	155,300	1,326,242
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Logista Integral SA	124,500	3,768,781
TOTAL SPAIN		15,212,163
SWEDEN - 0.3%
Industrials - 0.3%
Electrical Equipment - 0.2%
AQ Group AB	396,520	5,686,131
Trading Companies & Distributors - 0.1%
Alligo AB B Shares	236,687	3,026,950
Momentum Group AB B Shares	74,161	1,177,180
		4,204,130
TOTAL SWEDEN		9,890,261
UNITED KINGDOM - 2.0%
Communication Services - 0.1%
Media - 0.1%
WPP PLC	327,600	3,114,216
Consumer Discretionary - 0.7%
Broadline Retail - 0.2%
B&M European Value Retail SA	1,435,000	5,766,570
Distributors - 0.2%
Inchcape PLC	831,700	6,960,768
Diversified Consumer Services - 0.0%
Photo-Me International PLC	357,100	947,524
Specialty Retail - 0.3%
Dunelm Group PLC	129,500	1,586,402
JD Sports Fashion PLC	6,210,900	6,863,038
		8,449,440
TOTAL CONSUMER DISCRETIONARY		22,124,302

Consumer Staples - 0.1%
Tobacco - 0.1%
Imperial Brands PLC	132,400	4,465,543
Industrials - 1.1%
Industrial Conglomerates - 0.5%
DCC PLC	184,600	12,817,591
Passenger Airlines - 0.2%
JET2 PLC	261,863	4,970,911
Trading Companies & Distributors - 0.4%
RS GROUP PLC	1,412,049	11,388,951
TOTAL INDUSTRIALS		29,177,453

TOTAL UNITED KINGDOM		58,881,514
UNITED STATES - 84.0%
Communication Services - 1.1%
Interactive Media & Services - 0.3%
Cars.com Inc (a)	655,100	11,739,392
Media - 0.8%
Comcast Corp Class A	428,900	14,436,775
Nexstar Media Group Inc	18,937	2,901,527
Thryv Holdings Inc (a)	448,844	7,859,258
		25,197,560
Wireless Telecommunication Services - 0.0%
Gogo Inc (a)	9,900	83,556
TOTAL COMMUNICATION SERVICES		37,020,508

Consumer Discretionary - 10.1%
Automobile Components - 1.4%
Adient PLC (a)	529,300	9,225,699
LCI Industries	52,600	5,511,954
Lear Corp	119,000	11,196,710
Patrick Industries Inc	173,250	16,829,505
		42,763,868
Automobiles - 0.9%
General Motors Co	282,500	13,972,450
Harley-Davidson Inc	437,600	11,841,456
		25,813,906
Broadline Retail - 0.6%
eBay Inc	104,800	7,071,904
Macy's Inc	603,700	9,405,646
		16,477,550
Diversified Consumer Services - 0.1%
Carriage Services Inc	2,518	103,112
Laureate Education Inc (a)	173,396	3,245,973
		3,349,085
Household Durables - 1.5%
DR Horton Inc	60,900	8,641,710
Helen of Troy Ltd (a)	187,200	11,565,216
Tempur Sealy International Inc	235,400	14,863,156
TopBuild Corp (a)	32,200	11,034,296
		46,104,378
Leisure Products - 0.4%
BRP Inc Subordinate Voting Shares	59,800	2,859,669
Brunswick Corp/DE	135,500	9,138,120
		11,997,789
Specialty Retail - 2.1%
Academy Sports & Outdoors Inc	240,100	12,559,631
Advance Auto Parts Inc (e)	206,900	10,034,650
Dick's Sporting Goods Inc	86,000	20,644,300
Sally Beauty Holdings Inc (a)	496,700	5,399,129
Sportsman's Warehouse Holdings Inc (a)	22,447	45,792
Ulta Beauty Inc (a)	33,300	13,724,595
		62,408,097
Textiles, Apparel & Luxury Goods - 3.1%
Crocs Inc (a)	83,371	8,509,678
Kontoor Brands Inc (e)	170,000	15,614,500
Levi Strauss & Co Class A	647,300	12,318,119
Oxford Industries Inc	99,800	8,369,228
PVH Corp	124,700	11,173,120
VF Corp (e)	534,900	13,891,353
Wolverine World Wide Inc	1,012,700	22,613,591
		92,489,589
TOTAL CONSUMER DISCRETIONARY		301,404,262

Consumer Staples - 3.2%
Beverages - 1.0%
Primo Brands Corp Class A	959,400	31,055,778
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc	600,500	12,040,025
BJ's Wholesale Club Holdings Inc (a)	123,500	12,232,675
Performance Food Group Co (a)	276,300	24,952,653
		49,225,353
Food Products - 0.5%
Armanino Foods of Distinction Inc	136,328	1,004,397
Lamb Weston Holdings Inc	210,000	12,587,400
Smithfield Foods Inc (e)	123,000	2,644,500
		16,236,297
TOTAL CONSUMER STAPLES		96,517,428

Energy - 7.4%
Energy Equipment & Services - 0.4%
Cactus Inc Class A	224,800	13,422,808
Oil, Gas & Consumable Fuels - 7.0%
Antero Resources Corp (a)	633,300	23,634,756
Chord Energy Corp	178,300	20,049,835
Civitas Resources Inc	200,808	10,193,014
Core Natural Resources Inc	155,609	14,057,717
Diamondback Energy Inc	154,700	25,426,492
Enterprise Products Partners LP	404,800	13,216,720
Expand Energy Corp	171,422	17,416,475
Gulfport Energy Corp (a)	49,800	8,889,798
Northern Oil & Gas Inc	349,000	12,546,550
Ovintiv Inc	654,600	27,637,212
Range Resources Corp	683,300	25,309,432
Shell PLC	244,675	8,033,843
Unit Corp	9,900	287,719
		206,699,563
TOTAL ENERGY		220,122,371

Financials - 22.6%
Banks - 11.0%
ACNB Corp	25,200	1,035,720
Associated Banc-Corp	1,016,200	25,547,268
Bar Harbor Bankshares	115,322	3,653,401
Cadence Bank	599,800	21,112,960
Camden National Corp	44,243	2,006,862
Citigroup Inc	296,600	24,152,138
East West Bancorp Inc	134,900	13,890,653
First Foundation Inc	98,200	505,730
FNB Corp/PA	1,023,400	16,057,146
Greene County Bancorp Inc	108,000	2,862,000
KeyCorp	1,000,200	17,983,596
Nicolet Bankshares Inc	53,800	6,032,594
Old National Bancorp/IN	56,330	1,343,471
Plumas Bancorp	133,092	6,068,995
QCR Holdings Inc	121,200	9,424,512
Southern Missouri Bancorp Inc	88,100	5,213,758
Synovus Financial Corp	405,800	22,895,236
Union Bankshares Inc/Morrisville VT	42,700	1,362,130
United Community Banks Inc/GA (e)	595,200	19,742,784
US Bancorp	342,000	16,340,760
Washington Trust Bancorp Inc	140,800	4,614,016
Webster Financial Corp	402,000	24,216,480
Wells Fargo & Co	792,400	62,441,120
West BanCorp Inc (e)	164,600	3,609,678
Wintrust Financial Corp	138,200	18,077,942
		330,190,950
Capital Markets - 4.4%
AllianceBernstein Holding LP	402,000	16,104,120
Federated Hermes Inc Class B	401,500	15,967,655
Lazard Inc Class A	399,300	21,709,941
LPL Financial Holdings Inc	54,000	19,812,060
Raymond James Financial Inc	167,600	28,237,248
SEI Investments Co	75,300	6,519,474
Stifel Financial Corp	197,500	22,880,375
		131,230,873
Consumer Finance - 1.4%
Discover Financial Services	118,232	23,775,273
OneMain Holdings Inc	318,500	17,689,490
		41,464,763
Financial Services - 1.1%
Corpay Inc (a)	67,900	25,835,271
Federal Agricultural Mortgage Corp Class C	30,100	5,953,178
		31,788,449
Insurance - 4.7%
American Financial Group Inc/OH	116,500	15,909,240
First American Financial Corp	190,200	12,024,444
Hartford Financial Services Group Inc/The	101,200	11,288,860
Primerica Inc	48,610	14,105,164
Reinsurance Group of America Inc	147,500	33,609,350
Selective Insurance Group Inc	207,400	17,448,562
Stewart Information Services Corp	148,699	9,693,688
Unum Group	337,700	25,749,625
		139,828,933
TOTAL FINANCIALS		674,503,968

Health Care - 8.9%
Biotechnology - 1.0%
Gilead Sciences Inc	296,100	28,780,920
Health Care Providers & Services - 6.6%
Cigna Group/The	54,800	16,122,708
CVS Health Corp	328,900	18,576,272
Elevance Health Inc	37,300	14,759,610
Henry Schein Inc (a)	268,000	21,440,000
Labcorp Holdings Inc	111,100	27,752,780
Quest Diagnostics Inc	91,900	14,988,890
Tenet Healthcare Corp (a)	85,200	12,003,828
UnitedHealth Group Inc	90,300	48,986,847
Universal Health Services Inc Class B	117,000	22,061,520
		196,692,455
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	92,300	18,375,084
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co	174,400	10,280,880
Elanco Animal Health Inc (a)	985,100	11,850,753
		22,131,633
TOTAL HEALTH CARE		265,980,092

Industrials - 12.8%
Aerospace & Defense - 1.1%
Cadre Holdings Inc (e)	235,200	9,066,960
Huntington Ingalls Industries Inc	94,300	18,601,618
V2X Inc (a)	74,400	3,878,472
		31,547,050
Air Freight & Logistics - 0.1%
Radiant Logistics Inc (a)(e)	339,086	2,380,384
Building Products - 1.4%
Builders FirstSource Inc (a)	94,100	15,741,048
Hayward Holdings Inc (a)(e)	846,852	12,753,591
Janus International Group Inc (a)(e)	1,606,900	13,321,201
		41,815,840
Commercial Services & Supplies - 1.0%
Brady Corp Class A	146,700	10,927,683
Civeo Corp	87,127	2,050,969
CoreCivic Inc (a)	144,162	2,949,555
VSE Corp (e)	134,900	13,807,015
		29,735,222
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (a)	88,900	2,260,726
Electrical Equipment - 0.8%
Acuity Brands Inc	43,900	14,591,921
Allient Inc	271,700	6,849,557
GrafTech International Ltd (a)	1,833,500	2,750,250
		24,191,728
Ground Transportation - 0.2%
Proficient Auto Logistics Inc (e)	193,485	1,903,892
Universal Logistics Holdings Inc	119,729	5,294,417
		7,198,309
Machinery - 3.1%
Blue Bird Corp (a)	174,100	6,201,442
Enpro Inc	53,700	9,972,090
Esab Corp	74,900	9,275,616
Gates Industrial Corp PLC (a)	415,300	8,592,557
Hillenbrand Inc (e)	502,600	17,083,374
Miller Industries Inc/TN (e)	127,100	8,384,787
Terex Corp	250,200	12,032,118
Timken Co/The	270,400	21,705,008
		93,246,992
Professional Services - 2.4%
Barrett Business Services Inc	124,900	5,411,917
CACI International Inc (a)	10,600	4,094,356
Genpact Ltd	476,100	23,181,309
KBR Inc	249,000	13,550,580
Maximus Inc	183,400	13,808,186
Science Applications International Corp	102,700	11,120,356
		71,166,704
Trading Companies & Distributors - 2.7%
Beacon Roofing Supply Inc (a)	113,900	13,478,926
Core & Main Inc Class A (a)	303,700	17,140,828
Ferguson Enterprises Inc	37,300	6,755,776
Global Industrial Co	357,996	8,846,081
GMS Inc (a)	126,000	10,626,840
Rush Enterprises Inc Class A	371,850	22,589,888
		79,438,339
TOTAL INDUSTRIALS		382,981,294

Information Technology - 10.0%
Electronic Equipment, Instruments & Components - 5.5%
Advanced Energy Industries Inc	158,482	18,238,109
Belden Inc	123,800	14,418,986
CDW Corp/DE	35,700	7,109,298
Crane NXT Co (e)	431,892	27,628,131
Flex Ltd (a)	86,000	3,581,900
Insight Enterprises Inc (a)	56,200	9,708,550
Jabil Inc	104,000	16,890,640
Methode Electronics Inc	436,900	4,945,708
Sanmina Corp (a)	6,600	552,618
TD SYNNEX Corp	227,350	32,399,649
Vontier Corp	713,600	27,509,280
		162,982,869
IT Services - 1.7%
Amdocs Ltd	277,800	24,499,182
Cognizant Technology Solutions Corp Class A	336,700	27,814,787
		52,313,969
Semiconductors & Semiconductor Equipment - 1.8%
Diodes Inc (a)	225,300	13,288,194
Micron Technology Inc	124,300	11,341,132
MKS Instruments Inc	182,300	20,650,944
Skyworks Solutions Inc	90,248	8,010,412
		53,290,682
Technology Hardware, Storage & Peripherals - 1.0%
Dell Technologies Inc Class C	91,200	9,448,320
Seagate Technology Holdings PLC	210,900	20,322,324
		29,770,644
TOTAL INFORMATION TECHNOLOGY		298,358,164

Materials - 5.0%
Chemicals - 1.6%
Axalta Coating Systems Ltd (a)	558,400	20,068,896
Element Solutions Inc	334,600	8,636,026
LyondellBasell Industries NV Class A1	87,500	6,623,750
Tronox Holdings PLC	1,306,100	13,413,647
		48,742,319
Construction Materials - 0.7%
Eagle Materials Inc	62,100	15,943,554
RHI Magnesita NV	139,500	6,097,053
		22,040,607
Containers & Packaging - 2.4%
Graphic Packaging Holding CO	430,900	11,819,587
International Paper Co	319,900	17,796,037
Packaging Corp of America	54,100	11,504,906
Silgan Holdings Inc (e)	521,200	28,676,424
		69,796,954
Metals & Mining - 0.3%
Warrior Met Coal Inc (e)	145,400	7,672,758
TOTAL MATERIALS		148,252,638

Real Estate - 1.5%
Industrial REITs - 0.2%
STAG Industrial Inc Class A	223,200	7,628,976
Real Estate Management & Development - 0.7%
Jones Lang LaSalle Inc (a)	71,300	20,163,640
Residential REITs - 0.6%
Camden Property Trust	76,800	8,732,928
Mid-America Apartment Communities Inc	53,400	8,147,772
		16,880,700
Specialized REITs - 0.0%
Outfront Media Inc	24,800	456,320
TOTAL REAL ESTATE		45,129,636

Utilities - 1.4%
Electric Utilities - 1.4%
PG&E Corp	2,583,100	40,425,515
TOTAL UNITED STATES		2,510,695,876
TOTAL COMMON STOCKS (Cost $2,205,277,123)		2,873,917,595

Money Market Funds - 6.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	151,677,237	151,707,573
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	51,490,495	51,495,644
TOTAL MONEY MARKET FUNDS (Cost $203,203,217)			203,203,217

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $2,408,480,340)	3,077,120,812
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(87,282,686)
NET ASSETS - 100.0%	2,989,838,126

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,631,267 or 0.4% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,631,267 or 0.4% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	161,947,230	394,888,839	405,128,496	2,104,685	-	-	151,707,573	151,677,237	0.3%
Fidelity Securities Lending Cash Central Fund	67,563,946	246,842,985	262,911,287	28,048	-	-	51,495,644	51,490,495	0.2%
Total	229,511,176	641,731,824	668,039,783	2,132,733	-	-	203,203,217	203,167,732

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	43,927,294	40,813,078	3,114,216	-
Consumer Discretionary	379,144,414	368,730,577	10,413,837	-
Consumer Staples	149,354,837	143,383,936	5,970,901	-
Energy	237,206,278	229,172,435	8,033,843	-
Financials	708,768,487	707,260,681	1,507,806	-
Health Care	279,998,694	278,813,612	1,185,082	-
Industrials	471,707,455	440,055,882	31,651,573	-
Information Technology	341,487,255	316,590,718	24,896,537	-
Materials	171,454,342	162,281,610	9,172,731	1
Real Estate	45,129,636	45,129,636	-	-
Utilities	45,738,903	40,425,515	5,313,388	-

Money Market Funds	203,203,217	203,203,217	-	-
Total Investments in Securities:	3,077,120,812	2,975,860,897	101,259,914	1
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $49,035,518) - See accompanying schedule:
Unaffiliated issuers (cost $2,205,277,123)	$2,873,917,595
Fidelity Central Funds (cost $203,203,217)	203,203,217

Total Investment in Securities (cost $2,408,480,340)		$3,077,120,812
Foreign currency held at value (cost $35,639)		34,980
Receivable for investments sold		10,066,154
Receivable for fund shares sold		413,579
Dividends receivable		1,575,594
Reclaims receivable		2,027,773
Distributions receivable from Fidelity Central Funds		404,288
Other receivables		454,877
Total assets		3,092,098,057
Liabilities
Payable to custodian bank	$34,297
Payable for investments purchased	1,399,839
Payable for fund shares redeemed	49,062,788
Other payables and accrued expenses	294,939
Collateral on securities loaned	51,468,068
Total liabilities		102,259,931
Net Assets		$2,989,838,126
Net Assets consist of:
Paid in capital		$2,223,459,983
Total accumulated earnings (loss)		766,378,143
Net Assets		$2,989,838,126
Net Asset Value, offering price and redemption price per share ($2,989,838,126 ÷ 270,671,679 shares)		$11.05
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$26,942,805
Interest		20,744
Income from Fidelity Central Funds (including $28,048 from security lending)		2,132,733
Total income		29,096,282
Expenses
Custodian fees and expenses	$42,271
Independent trustees' fees and expenses	6,569
Total expenses before reductions	48,840
Expense reductions	(2,391)
Total expenses after reductions		46,449
Net Investment income (loss)		29,049,833
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	194,876,732
Foreign currency transactions	(99,495)
Total net realized gain (loss)		194,777,237
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $39,090)	(156,661,852)
Assets and liabilities in foreign currencies	(76,861)
Total change in net unrealized appreciation (depreciation)		(156,738,713)
Net gain (loss)		38,038,524
Net increase (decrease) in net assets resulting from operations		$67,088,357
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,049,833	$57,516,443
Net realized gain (loss)	194,777,237	235,987,393
Change in net unrealized appreciation (depreciation)	(156,738,713)	249,791,723
Net increase (decrease) in net assets resulting from operations	67,088,357	543,295,559
Distributions to shareholders	(338,182,295)	(581,084,973)

Share transactions
Proceeds from sales of shares	498,061,162	376,430,644
Reinvestment of distributions	338,182,295	581,084,973
Cost of shares redeemed	(611,256,356)	(655,531,817)

Net increase (decrease) in net assets resulting from share transactions	224,987,101	301,983,800
Total increase (decrease) in net assets	(46,106,837)	264,194,386

Net Assets
Beginning of period	3,035,944,963	2,771,750,577
End of period	$2,989,838,126	$3,035,944,963

Other Information
Shares
Sold	45,107,232	34,570,712
Issued in reinvestment of distributions	30,769,784	58,411,695
Redeemed	(53,919,626)	(58,642,547)
Net increase (decrease)	21,957,390	34,339,860

Financial Highlights
Fidelity® Series Intrinsic Opportunities Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$12.93	$18.82	$22.41	$15.29	$16.42
Income from Investment Operations
Net investment income (loss) A,B	.11	.22	.31	.40	.40	.38
Net realized and unrealized gain (loss)	.09	1.72	1.30	(.31)	7.49	(.65)
Total from investment operations	.20	1.94	1.61	.09	7.89	(.27)
Distributions from net investment income	(.24)	(.26)	(.35)	(.51)	(.44)	(.45)
Distributions from net realized gain	(1.11)	(2.40)	(7.15)	(3.17)	(.33)	(.40)
Total distributions	(1.36) C	(2.66)	(7.50)	(3.68)	(.77)	(.86) C
Net asset value, end of period	$11.05	$12.21	$12.93	$18.82	$22.41	$15.29
Total Return D,E	1.97%	20.21%	13.61%	.18%	53.18%	(1.89)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	-% H,I	-% H	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- % H,I	-% H	-% H	-% H	-% H	.01%
Expenses net of all reductions	-% H,I	-% H	-% H	-% H	-% H	.01%
Net investment income (loss)	1.96% I	2.03%	2.29%	1.99%	2.08%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$2,989,838	$3,035,945	$2,771,751	$7,621,850	$13,891,352	$11,787,708
Portfolio turnover rate J	42 % I	21%	35%	18%	10%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Series Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$804,506,337
Gross unrealized depreciation	(138,523,577)
Net unrealized appreciation (depreciation)	$665,982,760
Tax cost	$2,411,138,052

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Intrinsic Opportunities Fund	603,423,296	733,957,589
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Intrinsic Opportunities Fund	16,097

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Intrinsic Opportunities Fund	57,779,277	41,396,821	9,835,656
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Intrinsic Opportunities Fund	3,221	15	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,391.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.951015.112
O2T-SANN-0425
Fidelity® Low-Priced Stock K6 Fund

Semi-Annual Report
January 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Low-Priced Stock K6 Fund
Schedule of Investments January 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 94.7%
	Shares	Value ($)
AUSTRALIA - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Amotiv Ltd	193,558	1,288,280
Consumer Staples - 0.1%
Food Products - 0.1%
Inghams Group Ltd	817,561	1,627,025
Financials - 0.0%
Insurance - 0.0%
AUB Group Ltd	56,620	1,115,997
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Servcorp Ltd	109,218	345,333
TOTAL AUSTRALIA		4,376,635
AUSTRIA - 0.3%
Materials - 0.3%
Construction Materials - 0.3%
Wienerberger AG	363,796	10,665,380
Containers & Packaging - 0.0%
Mayr Melnhof Karton AG	34,300	2,761,227
TOTAL AUSTRIA		13,426,607
BAILIWICK OF JERSEY - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Aptiv PLC	170,156	10,621,138
BELGIUM - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Econocom Group SA/NV	598,932	1,123,368
Semiconductors & Semiconductor Equipment - 0.0%
Melexis NV	14,721	893,387
TOTAL BELGIUM		2,016,755
BRAZIL - 0.2%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Atacadao SA	4,163,700	4,410,178
Health Care - 0.1%
Pharmaceuticals - 0.1%
Hypera SA	1,118,100	3,497,381
TOTAL BRAZIL		7,907,559
CANADA - 3.1%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc	155,567	5,402,323
Specialty Retail - 0.1%
Bmtc Group Inc	332,459	2,960,071
Leon's Furniture Ltd (a)	27,396	489,729
		3,449,800
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear Inc	144,941	7,474,682
TOTAL CONSUMER DISCRETIONARY		16,326,805

Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 1.4%
Alimentation Couche-Tard Inc	543,089	28,680,002
Metro Inc/CN	403,784	25,229,728
North West Co Inc/The	11,099	354,655
		54,264,385
Energy - 0.9%
Energy Equipment & Services - 0.1%
PHX Energy Services Corp (a)	210,508	1,326,765
Total Energy Services Inc	255,695	1,966,952
		3,293,717
Oil, Gas & Consumable Fuels - 0.8%
Cenovus Energy Inc	1,526,812	22,082,491
Parkland Corp	395,789	8,809,835
		30,892,326
TOTAL ENERGY		34,186,043

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Goodfellow Inc	127,007	1,074,886
Richelieu Hardware Ltd	87,506	2,473,421
		3,548,307
Information Technology - 0.1%
Software - 0.1%
Open Text Corp	142,059	4,179,615
Materials - 0.2%
Paper & Forest Products - 0.2%
Stella-Jones Inc	136,338	6,578,859
Western Forest Prods Inc (a)(b)	1,733,484	477,100
		7,055,959
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Matters Inc (b)	530,204	2,203,482
TOTAL CANADA		121,764,596
CHINA - 2.3%
Communication Services - 0.1%
Entertainment - 0.1%
Netease Inc	112,845	2,319,552
Interactive Media & Services - 0.0%
JOYY Inc Class A ADR (b)	29,684	1,286,801
TOTAL COMMUNICATION SERVICES		3,606,353

Consumer Discretionary - 0.4%
Broadline Retail - 0.1%
Vipshop Holdings Ltd Class A ADR	149,102	2,142,596
Household Durables - 0.2%
Chervon Holdings Ltd	1,844,770	4,526,752
Gree Electric Appliances Inc of Zhuhai A Shares (China)	622,246	3,866,632
		8,393,384
Textiles, Apparel & Luxury Goods - 0.1%
Best Pacific International Holdings Ltd (c)	5,160,840	1,953,885
Shenzhou International Group Holdings Ltd	360,700	2,715,006
		4,668,891
TOTAL CONSUMER DISCRETIONARY		15,204,871

Consumer Staples - 0.1%
Food Products - 0.0%
Sunjuice Holdings Co Ltd	37,000	144,996
Personal Care Products - 0.1%
Hengan International Group Co Ltd	1,512,171	4,133,683
TOTAL CONSUMER STAPLES		4,278,679

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
China Petroleum & Chemical Corp H Shares	9,281,052	5,097,974
Financials - 0.0%
Financial Services - 0.0%
Far East Horizon Ltd	1,695,606	1,246,913
Health Care - 0.5%
Biotechnology - 0.0%
Essex Bio-Technology Ltd	737,195	272,478
Health Care Providers & Services - 0.4%
Sinopharm Group Co Ltd H Shares	6,596,750	17,397,966
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd	2,368,923	2,134,247
Consun Pharmaceutical Group Ltd	593,931	599,884
		2,734,131
TOTAL HEALTH CARE		20,404,575

Industrials - 0.3%
Air Freight & Logistics - 0.1%
Sinotrans Ltd H Shares	4,551,983	2,167,361
Construction & Engineering - 0.0%
Sinopec Engineering Group Co Ltd H Shares	471,130	376,086
Machinery - 0.1%
Haitian International Holdings Ltd	994,991	2,636,913
Precision Tsugami China Corp Ltd (c)	209,523	321,065
TK Group Holdings Ltd	961,103	239,292
		3,197,270
Marine Transportation - 0.1%
SITC International Holdings Co Ltd	980,848	2,341,377
Trading Companies & Distributors - 0.0%
Horizon Construction Development Ltd	98,440	15,286
Transportation Infrastructure - 0.0%
Qingdao Port International Co Ltd H Shares (c)(d)	2,451,246	1,900,118
TOTAL INDUSTRIALS		9,997,498

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Kingboard Holdings Ltd	8,115,194	20,621,523
VSTECS Holdings Ltd	12,021,337	7,282,012
		27,903,535
Materials - 0.0%
Chemicals - 0.0%
Yip's Chemical Holdings Ltd	502,602	95,465
Utilities - 0.1%
Gas Utilities - 0.1%
China Resources Gas Group Ltd	621,112	2,108,396
TOTAL CHINA		89,944,259
DENMARK - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Scandinavian Tobacco Group A/S Series A (c)(d)	133,655	1,921,222
FRANCE - 2.2%
Communication Services - 0.0%
Media - 0.0%
IPSOS SA	42,763	2,032,682
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Cie Generale des Etablissements Michelin SCA Series B	114,100	3,968,058
Household Durables - 0.0%
SEB SA	20,179	1,922,760
Specialty Retail - 0.0%
Maisons du Monde SA (c)(d)	126,827	539,438
Mr Bricolage SA (b)	79,339	610,713
		1,150,151
TOTAL CONSUMER DISCRETIONARY		7,040,969

Energy - 1.2%
Energy Equipment & Services - 0.0%
Vallourec SACA (b)	52,552	1,002,576
Oil, Gas & Consumable Fuels - 1.2%
TotalEnergies SE ADR	763,072	44,281,069
TOTAL ENERGY		45,283,645

Financials - 0.1%
Capital Markets - 0.1%
Antin Infrastructure Partners SA	294,698	3,448,518
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
Societe BIC SA	5,983	394,750
Ground Transportation - 0.2%
Stef SA	47,046	6,530,179
Professional Services - 0.0%
Synergie SA (b)	19,731	575,177
Trading Companies & Distributors - 0.0%
Thermador Groupe	9,470	694,569
TOTAL INDUSTRIALS		8,194,675

Information Technology - 0.5%
IT Services - 0.5%
Alten SA	22,389	2,072,952
Neurones	10,638	501,028
Sopra Steria Group	85,227	15,879,243
		18,453,223
Software - 0.0%
Linedata Services	5,046	422,965
NetGem SA	46,781	46,104
		469,069
TOTAL INFORMATION TECHNOLOGY		18,922,292

Materials - 0.0%
Containers & Packaging - 0.0%
Groupe Guillin	61,670	1,743,358
TOTAL FRANCE		86,666,139
GERMANY - 0.4%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Mercedes-Benz Group AG	67,136	4,084,563
Financials - 0.1%
Capital Markets - 0.0%
DWS Group GmbH & Co KGaA (c)(d)	22,845	1,130,462
Insurance - 0.1%
Talanx AG	35,184	2,996,640
TOTAL FINANCIALS		4,127,102

Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Takkt AG (a)	233,036	1,975,111
Machinery - 0.0%
JOST Werke SE (c)(d)	9,679	466,906
Stabilus SE	32,990	1,093,451
		1,560,357
TOTAL INDUSTRIALS		3,535,468

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
BRANICKS Group AG (a)(b)	175,700	458,411
Instone Real Estate Group SE (c)(d)	226,127	1,947,048
		2,405,459
TOTAL GERMANY		14,152,592
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	164,349	1,954,110
GREECE - 1.2%
Consumer Discretionary - 0.8%
Distributors - 0.0%
Autohellas Tourist and Trading SA	27,710	314,485
Specialty Retail - 0.8%
JUMBO SA	1,054,223	28,653,655
TOTAL CONSUMER DISCRETIONARY		28,968,140

Consumer Staples - 0.1%
Personal Care Products - 0.1%
Sarantis SA	480,340	5,680,674
Financials - 0.2%
Banks - 0.2%
Eurobank Ergasias Services and Holdings SA	1,960,902	4,907,605
National Bank of Greece SA	473,335	4,114,896
		9,022,501
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Metlen Energy & Metals SA	89,171	3,215,508
Transportation Infrastructure - 0.0%
Athens International Airport SA	85,852	763,269
TOTAL INDUSTRIALS		3,978,777

TOTAL GREECE		47,650,092
HONG KONG - 0.4%
Communication Services - 0.0%
Media - 0.0%
Pico Far East Holdings Ltd	2,688,581	728,052
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.0%
Cross-Harbour Holdings Ltd/The	206,015	176,880
Leisure Products - 0.0%
Dream International Ltd	398,506	276,176
Specialty Retail - 0.1%
Goldlion Holdings Ltd	3,302,664	606,118
Textiles, Apparel & Luxury Goods - 0.0%
Sun Hing Vision Group Holdings Ltd	1,805,618	85,740
Texwinca Holdings Ltd	5,009,523	482,186
Victory City International Holdings Ltd (b)(e)	4,590,144	6
		567,932
TOTAL CONSUMER DISCRETIONARY		1,627,106

Consumer Staples - 0.0%
Food Products - 0.0%
Pacific Andes International Holdings Ltd (b)(e)	3,104,000	4
Pacific Andes Resources Development Ltd (b)(e)	1,379,862	10
		14
Financials - 0.0%
Consumer Finance - 0.0%
Aeon Credit Service Asia Co Ltd	2,101,740	1,553,668
Health Care - 0.0%
Pharmaceuticals - 0.0%
Dawnrays Pharmaceutical Holdings Ltd	8,967,580	1,381,062
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Lion Rock Group Ltd	2,652,278	452,718
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.2%
PAX Global Technology Ltd	7,024,746	4,318,399
Semiconductors & Semiconductor Equipment - 0.1%
ASMPT Ltd	398,365	3,632,469
TOTAL INFORMATION TECHNOLOGY		7,950,868

Materials - 0.0%
Chemicals - 0.0%
EcoGreen International Group Ltd (e)	6,170,931	7
TOTAL HONG KONG		13,693,495
INDIA - 0.5%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Oil & Natural Gas Corp Ltd	876,869	2,645,623
Oil India Ltd	346,100	1,673,608
Petronet LNG Ltd	809,600	2,945,522
		7,264,753
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Redington Ltd	4,351,922	10,343,229
Utilities - 0.0%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	10,333	35,907
TOTAL INDIA		17,643,889
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Selamat Sempurna Tbk PT	10,296,200	1,114,860
IRELAND - 0.5%
Financials - 0.3%
Banks - 0.3%
AIB Group PLC	1,192,810	7,047,114
Bank of Ireland Group PLC	506,138	5,055,350
		12,102,464
Industrials - 0.2%
Machinery - 0.0%
Mincon Group Plc	216,673	98,901
Marine Transportation - 0.1%
Irish Continental Group PLC unit	701,450	3,725,743
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	32,506	3,107,574
TOTAL INDUSTRIALS		6,932,218

TOTAL IRELAND		19,034,682
ISLE OF MAN - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Strix Group PLC (b)	442,876	264,128
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Max Stock Ltd	204,678	755,694
ITALY - 0.8%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Brembo NV	313,536	3,062,669
Pirelli & C SpA (c)(d)	320,800	1,938,215
		5,000,884
Household Durables - 0.0%
Emak SpA	491,599	477,346
TOTAL CONSUMER DISCRETIONARY		5,478,230

Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	245,896	8,567,309
Consumer Staples Distribution & Retail - 0.0%
MARR SpA (a)	40,766	426,290
MARR SpA	9,186	96,058
		522,348
TOTAL CONSUMER STAPLES		9,089,657

Financials - 0.1%
Capital Markets - 0.1%
Banca Generali SpA	65,083	3,270,529
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	93,261	5,684,002
Industrials - 0.1%
Machinery - 0.1%
Interpump Group SpA	45,704	2,167,737
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Sesa SpA	42,040	2,983,081
Materials - 0.1%
Construction Materials - 0.1%
Buzzi SpA	60,045	2,467,957
TOTAL ITALY		31,141,193
JAPAN - 7.7%
Communication Services - 0.1%
Entertainment - 0.1%
GungHo Online Entertainment Inc	82,587	1,731,918
Media - 0.0%
RKB Mainichi Holdings Corp	5,255	162,310
Trenders Inc	15,698	87,205
		249,515
TOTAL COMMUNICATION SERVICES		1,981,433

Consumer Discretionary - 0.9%
Automobile Components - 0.0%
Daikyonishikawa Corp	74,301	304,465
Automobiles - 0.1%
Isuzu Motors Ltd	181,390	2,438,677
Broadline Retail - 0.1%
ASKUL Corp	290,128	3,180,502
Distributors - 0.2%
Arata Corp	139,123	2,835,603
Central Automotive Products Ltd	34,606	1,024,819
PALTAC Corp	182,683	5,104,815
		8,965,237
Diversified Consumer Services - 0.0%
Aucnet Inc	31,448	531,990
Gakkyusha Co Ltd	28,489	380,392
JP-Holdings Inc	130,137	546,730
		1,459,112
Household Durables - 0.3%
First Juken Co Ltd	123,292	789,873
FJ Next Holdings Co Ltd	201,685	1,509,503
Open House Group Co Ltd	23,116	756,205
Pressance Corp	273,287	4,198,462
Token Corp	33,625	2,690,358
		9,944,401
Leisure Products - 0.0%
Roland Corp	49,877	1,270,133
Specialty Retail - 0.2%
ARCLANDS CORP	151,843	1,681,667
Fuji Corp/Miyagi	61,405	774,541
Hamee Corp	92,968	778,612
Nafco Co Ltd	253,599	3,105,408
Syuppin Co Ltd	44,624	317,474
		6,657,702
TOTAL CONSUMER DISCRETIONARY		34,220,229

Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 1.1%
Belc Co Ltd	153,069	6,197,801
Cosmos Pharmaceutical Corp	207,902	9,730,324
Create SD Holdings Co Ltd	330,399	6,023,392
G-7 Holdings Inc	237,350	2,232,402
Genky DrugStores Co Ltd	306,328	6,190,583
Halows Co Ltd	180,286	4,424,446
YAKUODO Holdings Co Ltd	19,924	246,658
Yaoko Co Ltd	109,400	6,398,065
		41,443,671
Food Products - 0.0%
Axyz Co Ltd	3,154	54,759
Pickles Holdings Co Ltd	45,969	316,892
S Foods Inc	119,005	1,923,452
		2,295,103
Household Products - 0.0%
Transaction Co Ltd	67,963	846,239
TOTAL CONSUMER STAPLES		44,585,013

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Inpex Corp	29,923	357,103
Iwatani Corp	58,651	642,255
		999,358
Financials - 0.3%
Financial Services - 0.3%
Fuyo General Lease Co Ltd	21,637	1,612,619
Zenkoku Hosho Co Ltd (a)	241,676	8,574,132
		10,186,751
Health Care - 0.4%
Health Care Equipment & Supplies - 0.2%
Fukuda Denshi Co Ltd	161,507	6,991,677
Nakanishi Inc	58,771	969,438
Techno Medica Co Ltd	3,289	37,339
		7,998,454
Health Care Providers & Services - 0.2%
Ci Medical Co Ltd	64,403	341,169
Ship Healthcare Holdings Inc	336,113	4,587,292
WIN-Partners Co Ltd	313,932	2,696,305
		7,624,766
Health Care Technology - 0.0%
Software Service Inc	6,591	502,507
TOTAL HEALTH CARE		16,125,727

Industrials - 2.6%
Air Freight & Logistics - 0.2%
AIT Corp	20,948	230,514
AZ-COM MARUWA Holdings Inc	406,331	2,997,553
Hamakyorex Co Ltd	636,893	5,572,829
Senko Group Holdings Co Ltd	74,282	744,748
		9,545,644
Building Products - 0.1%
Kondotec Inc	205,267	1,776,346
Nihon Dengi Co Ltd	79,074	1,937,639
Nihon Flush Co Ltd	143,809	747,395
Sekisui Jushi Corp	2,214	27,998
		4,489,378
Commercial Services & Supplies - 0.1%
Aeon Delight Co Ltd	30,043	790,773
Ajis Co Ltd	35,260	527,673
CTS Co Ltd	55,979	302,059
Green Cross Holdings Co Ltd	60,917	462,808
Prestige International Inc	354,598	1,600,036
		3,683,349
Construction & Engineering - 0.2%
Dai-Dan Co Ltd	29,646	702,807
Daiichi Kensetsu Corp	151,818	2,390,933
MIRAIT ONE corp	41,073	609,970
Raiznext Corp	446,432	4,458,889
		8,162,599
Electrical Equipment - 0.1%
Aichi Electric Co Ltd	46,629	1,228,808
Chiyoda Integre Co Ltd	37,681	706,894
Fuji Electric Co Ltd	2,065	98,386
		2,034,088
Ground Transportation - 0.1%
Sakai Moving Service Co Ltd	329,054	5,112,788
Machinery - 0.4%
Anest Iwata Corp	55,884	486,850
Daiwa Industries Ltd	108,319	1,116,677
Estic Corp	55,725	330,248
Hosokawa Micron Corp	16,268	454,070
IHI Corp (a)	50,494	3,020,968
Nadex Co Ltd	86,737	492,672
Shinwa Co Ltd/Nagoya	38,292	730,049
Takeuchi Manufacturing Co Ltd	67,123	2,349,561
Teikoku Electric Manufacturing Co Ltd	46,835	843,357
Tocalo Co Ltd	303,530	3,517,702
Trinity Industrial Corp	137,043	972,142
Yamada Corp	8,158	247,157
		14,561,453
Professional Services - 0.3%
Altech Corp	55,958	895,022
Artner Co Ltd (a)	36,694	435,598
Careerlink Co Ltd	24,437	390,743
Creek & River Co Ltd	1,837	19,683
Gakujo Co Ltd	40,939	593,862
Ifis Japan Ltd	23,022	77,423
Persol Holdings Co Ltd	2,732,968	4,163,769
Quick Co Ltd	132,759	1,895,781
WDB Holdings Co Ltd	106,185	1,181,717
Will Group Inc	133,234	864,699
		10,518,297
Trading Companies & Distributors - 1.1%
Chori Co Ltd	152,439	3,396,678
Inaba Denki Sangyo Co Ltd	62,497	1,488,553
ITOCHU Corp	365,336	16,821,558
Mitani Corp	419,563	5,295,665
Parker Corp	209,536	1,118,147
Sanyo Trading Co Ltd	41,934	405,376
Senshu Electric Co Ltd	158,836	5,150,674
Totech Corp	329,409	5,026,557
Yamazen Corp	19,241	165,714
Yuasa Trading Co Ltd	67,421	1,915,278
		40,784,200
Transportation Infrastructure - 0.0%
Daito Koun Co Ltd	2,888	13,553
TOTAL INDUSTRIALS		98,905,349

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.4%
Daiwabo Holdings Co Ltd	259,461	5,049,535
Dexerials Corp	235,128	3,064,048
Maruwa Co Ltd/Aichi	12,295	3,010,319
Nippo Ltd	81,277	1,125,846
Riken Keiki Co Ltd	37,441	749,878
Shibaura Electronics Co Ltd	113,205	2,317,446
		15,317,072
IT Services - 0.3%
Argo Graphics Inc	118,377	3,751,865
Asahi Intelligence Service Co Ltd	11,612	70,943
Avant Group Corp	34,063	423,892
Densan System Holdings Co Ltd	21,263	310,004
DTS Corp	88,361	2,409,998
Future Corp	56,699	663,243
Himacs Ltd	4,156	37,186
Information Planning Co (a)	18,629	511,679
TDC Soft Inc	156,141	1,407,919
TIS Inc	135,741	3,001,408
		12,588,137
Semiconductors & Semiconductor Equipment - 0.5%
Japan Material Co Ltd	42,126	470,306
Renesas Electronics Corp	952,849	12,762,918
SUMCO Corp	644,163	4,755,863
		17,989,087
Software - 0.2%
Cresco Ltd	161,348	1,187,604
Focus Systems Corp	59,575	425,068
Fukui Computer Holdings Inc	29,660	551,650
Justsystems Corp	25,303	547,046
KSK Co Ltd/Inagi	82,610	1,788,526
NSW Inc/Japan	25,990	485,703
Pro-Ship Inc	72,470	726,926
System Research Co Ltd	33,231	347,551
WingArc1st Inc	97,340	2,148,962
		8,209,036
Technology Hardware, Storage & Peripherals - 0.1%
Elecom Co Ltd	81,710	785,673
MCJ Co Ltd	341,497	2,992,418
		3,778,091
TOTAL INFORMATION TECHNOLOGY		57,881,423

Materials - 0.6%
Chemicals - 0.3%
C Uyemura & Co Ltd	117,012	7,756,683
JCU Corp	56,051	1,301,468
Kansai Paint Co Ltd	158,779	2,151,815
Muto Seiko Co	29,674	319,656
		11,529,622
Construction Materials - 0.1%
Mitani Sekisan Co Ltd	140,883	4,608,910
Vertex Corp/Japan	4,424	55,903
		4,664,813
Containers & Packaging - 0.2%
Chuoh Pack Industry Co Ltd	48,868	425,144
Kohsoku Corp	213,253	3,423,232
Pack Corp/The (a)	195,173	4,434,279
		8,282,655
Metals & Mining - 0.0%
CK-San-Etsu Co Ltd	4,478	113,934
TOTAL MATERIALS		24,591,024

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Arealink Co Ltd	66,519	996,954
Starts Corp Inc	51,049	1,268,110
		2,265,064
Utilities - 0.1%
Electric Utilities - 0.1%
Kansai Electric Power Co Inc/The	517,464	5,709,067
TOTAL JAPAN		297,450,438
KOREA (SOUTH) - 1.6%
Consumer Discretionary - 0.4%
Automobile Components - 0.1%
Motonic Corp	78,004	450,738
Snt Holdings Co Ltd	137,162	2,421,837
		2,872,575
Broadline Retail - 0.0%
Gwangju Shinsegae Co Ltd	32,697	652,469
Household Durables - 0.0%
Cuckoo Holdings Co Ltd	78,740	1,224,693
Textiles, Apparel & Luxury Goods - 0.3%
Handsome Co Ltd	217,100	2,190,720
Youngone Corp	39,664	1,189,313
Youngone Holdings Co Ltd	123,265	6,894,331
		10,274,364
TOTAL CONSUMER DISCRETIONARY		15,024,101

Consumer Staples - 0.3%
Food Products - 0.1%
Ottogi Corp	12,083	3,173,038
Sunjin Co Ltd	233,500	899,903
		4,072,941
Tobacco - 0.2%
KT&G Corp	76,650	5,794,219
TOTAL CONSUMER STAPLES		9,867,160

Financials - 0.0%
Capital Markets - 0.0%
Korea Ratings Corp	16,800	1,050,785
Financial Services - 0.0%
Nice Information & Telecom Inc	46,280	548,535
TOTAL FINANCIALS		1,599,320

Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
InBody Co Ltd	85,500	1,412,625
Interojo Co Ltd (e)	15,800	263,402
Value Added Technology Co Ltd	67,587	881,822
Vieworks Co Ltd	43,800	635,381
		3,193,230
Pharmaceuticals - 0.2%
Daewon Pharmaceutical Co Ltd	52,430	524,094
Daihan Pharmaceutical Co Ltd	50,300	885,792
DongKook Pharmaceutical Co Ltd	140,880	1,458,246
Huons Co Ltd	83,366	1,426,829
Korea United Pharm Inc	6,200	75,874
Kwang Dong Pharmaceutical Co Ltd	464,252	1,736,020
		6,106,855
TOTAL HEALTH CARE		9,300,085

Industrials - 0.3%
Commercial Services & Supplies - 0.2%
Fursys Inc	34,044	963,059
S-1 Corp	108,060	4,414,834
		5,377,893
Electrical Equipment - 0.1%
Korea Electric Terminal Co Ltd	71,007	3,817,456
Vitzrocell Co Ltd	12,100	205,689
		4,023,145
Machinery - 0.0%
Hy-Lok Corp	10,500	205,357
SIMPAC Inc	225,160	616,953
		822,310
Professional Services - 0.0%
e-Credible Co Ltd	31,187	275,082
TOTAL INDUSTRIALS		10,498,430

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
IDIS Holdings Co Ltd	29,056	183,535
MAKUS Inc	69,400	427,372
SAMT Co Ltd	15,500	27,820
		638,727
IT Services - 0.0%
Gabia Inc	97,100	1,068,557
Software - 0.0%
Hecto Innovation Co Ltd	63,500	512,488
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	325,020	11,570,883
TOTAL INFORMATION TECHNOLOGY		13,790,655

Materials - 0.0%
Chemicals - 0.0%
Miwon Commercial Co Ltd	5,490	640,852
Soulbrain Co Ltd	20,342	2,333,726
		2,974,578
TOTAL KOREA (SOUTH)		63,054,329
MALAYSIA - 0.1%
Materials - 0.0%
Chemicals - 0.0%
Scientex BHD	1,340,200	1,211,585
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp BHD	2,572,200	2,467,328
TOTAL MALAYSIA		3,678,913
MEXICO - 0.2%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Corporativo Fragua SAB de CV	42,327	1,157,221
Food Products - 0.0%
Gruma SAB de CV Series B	58,579	1,015,224
TOTAL CONSUMER STAPLES		2,172,445

Financials - 0.0%
Insurance - 0.0%
Qualitas Controladora SAB de CV	123,450	1,026,764
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Medica Sur SAB de CV	148,984	244,448
Pharmaceuticals - 0.1%
Genomma Lab Internacional SAB de CV	1,935,619	2,636,934
TOTAL HEALTH CARE		2,881,382

TOTAL MEXICO		6,080,591
NETHERLANDS - 1.3%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Acomo NV	17,378	327,027
Financials - 0.6%
Capital Markets - 0.1%
Van Lanschot Kempen NV depository receipt	121,287	6,001,763
Insurance - 0.5%
ASR Nederland NV	210,826	10,421,574
NN Group NV	155,297	7,148,234
		17,569,808
TOTAL FINANCIALS		23,571,571

Industrials - 0.7%
Electrical Equipment - 0.1%
TKH Group NV depository receipt	136,135	5,024,837
Machinery - 0.6%
Aalberts NV (b)	617,538	21,973,744
TOTAL INDUSTRIALS		26,998,581

TOTAL NETHERLANDS		50,897,179
NEW ZEALAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hallenstein Glasson Holdings Ltd	98,744	473,676
NORWAY - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Europris ASA (c)(d)	387,622	2,840,719
Specialty Retail - 0.0%
Kid ASA (c)(d)	28,938	398,838
TOTAL CONSUMER DISCRETIONARY		3,239,557

Financials - 0.3%
Banks - 0.3%
SpareBank 1 Nord Norge	322,205	3,718,308
Sparebank 1 Oestlandet	307,228	4,534,035
SpareBank 1 Sor-Norge ASA	175,503	2,502,600
		10,754,943
Capital Markets - 0.0%
ABG Sundal Collier Holding ASA	850,954	524,013
TOTAL FINANCIALS		11,278,956

Industrials - 0.0%
Construction & Engineering - 0.0%
Norconsult Norge AS	171,558	660,090
Professional Services - 0.0%
Multiconsult ASA (c)(d)	31,943	557,373
TOTAL INDUSTRIALS		1,217,463

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Selvaag Bolig ASA	63,621	199,540
TOTAL NORWAY		15,935,516
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Intercorp Financial Services Inc (United States) (c)	80,512	2,397,647
PHILIPPINES - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Century Pacific Food Inc	2,842,900	1,783,032
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Robinsons Land Corp	5,406,784	1,161,903
TOTAL PHILIPPINES		2,944,935
POLAND - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Eurocash SA (a)	364,800	772,849
PORTUGAL - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ibersol SGPS SA (a)	178,037	1,569,912
Materials - 0.1%
Containers & Packaging - 0.1%
Corticeira Amorim SGPS SA	222,591	1,951,240
TOTAL PORTUGAL		3,521,152
PUERTO RICO - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (b)	340,111	2,084,880
Financials - 0.5%
Banks - 0.2%
First BanCorp/Puerto Rico	322,052	6,685,800
Financial Services - 0.3%
EVERTEC Inc	396,114	12,861,822
TOTAL FINANCIALS		19,547,622

TOTAL PUERTO RICO		21,632,502
SINGAPORE - 0.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hour Glass Ltd/The	276,953	317,713
Consumer Staples - 0.1%
Food Products - 0.1%
Delfi Ltd	1,116,953	616,138
Food Empire Holdings Ltd	1,430,713	1,036,981
		1,653,119
Industrials - 0.0%
Construction & Engineering - 0.0%
Boustead Singapore Ltd	900,125	668,105
Professional Services - 0.0%
HRnetgroup Ltd (c)	684,724	344,973
Trading Companies & Distributors - 0.0%
KS Energy Ltd (e)	921,857	6
TOTAL INDUSTRIALS		1,013,084

Real Estate - 0.0%
Industrial REITs - 0.0%
Mapletree Industrial Trust	732,208	1,128,829
TOTAL SINGAPORE		4,112,745
SPAIN - 0.9%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
CIE Automotive SA	340,192	9,105,212
Financials - 0.1%
Banks - 0.0%
Bankinter SA	300,484	2,566,096
Insurance - 0.1%
Grupo Catalana Occidente SA	81,436	3,252,546
TOTAL FINANCIALS		5,818,642

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Prim SA	129,998	1,302,747
Pharmaceuticals - 0.1%
Faes Farma SA (a)	491,376	1,804,527
TOTAL HEALTH CARE		3,107,274

Industrials - 0.1%
Air Freight & Logistics - 0.1%
Logista Integral SA	163,903	4,961,562
Information Technology - 0.4%
IT Services - 0.4%
Indra Sistemas SA	504,863	9,715,467
Materials - 0.0%
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	70,768	961,733
TOTAL SPAIN		33,669,890
SWEDEN - 1.2%
Consumer Discretionary - 0.8%
Automobile Components - 0.4%
Autoliv Inc	114,141	11,032,870
Automobiles - 0.0%
Kabe Group AB B Shares	41,254	1,127,362
Broadline Retail - 0.1%
Rusta AB	465,567	3,485,097
Hotels, Restaurants & Leisure - 0.2%
Betsson AB B Shares (b)	476,878	6,517,622
Household Durables - 0.1%
JM AB	227,532	3,381,850
Specialty Retail - 0.0%
BHG Group AB (b)	655,531	1,602,202
TOTAL CONSUMER DISCRETIONARY		27,147,003

Consumer Staples - 0.0%
Beverages - 0.0%
Viva Wine Group AB	440,100	1,524,183
Industrials - 0.4%
Building Products - 0.0%
Inwido AB	2,445	44,984
Electrical Equipment - 0.2%
AQ Group AB	577,581	8,282,561
Machinery - 0.1%
Beijer Alma AB B Shares	243,250	3,869,956
Trading Companies & Distributors - 0.1%
Alligo AB B Shares	36,075	461,357
Bergman & Beving AB B Shares	50,437	1,464,737
Momentum Group AB B Shares	120,394	1,911,051
		3,837,145
TOTAL INDUSTRIALS		16,034,646

Information Technology - 0.0%
IT Services - 0.0%
KNOW IT AB (a)	55,778	697,237
Proact IT Group AB	93,384	1,007,299
		1,704,536
Materials - 0.0%
Chemicals - 0.0%
Kb Components Ab	227,700	1,061,716
Metals & Mining - 0.0%
Boliden AB	22,255	669,187
TOTAL MATERIALS		1,730,903

TOTAL SWEDEN		48,141,271
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Vontobel Holding AG	35,340	2,615,335
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A (a)	9,460	2,113,763
TOTAL SWITZERLAND		4,729,098
TAIWAN - 1.3%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Formosa Optical Technology Co Ltd	161,000	539,755
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hi-Clearance Inc	273,882	1,166,551
Pharmaceuticals - 0.0%
Syngen Biotech Co Ltd	55,000	204,380
TOTAL HEALTH CARE		1,370,931

Industrials - 0.0%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	46,200	707,095
Trading Companies & Distributors - 0.0%
Lumax International Corp Ltd	148,200	481,383
TOTAL INDUSTRIALS		1,188,478

Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.7%
FLEXium Interconnect Inc	92,700	178,572
Hon Hai Precision Industry Co Ltd	721,900	3,828,073
Simplo Technology Co Ltd	924,000	11,139,667
Thinking Electronic Industrial Co Ltd	646,900	3,175,321
Tripod Technology Corp	572,000	3,331,620
Yageo Corp	234,408	3,778,132
		25,431,385
IT Services - 0.0%
Dimerco Data System Corp	177,318	654,880
Semiconductors & Semiconductor Equipment - 0.5%
Parade Technologies Ltd	74,000	1,555,921
Powertech Technology Inc	961,000	3,312,567
Taiwan Semiconductor Manufacturing Co Ltd	153,000	5,070,836
Topco Scientific Co Ltd	931,031	8,104,204
		18,043,528
Technology Hardware, Storage & Peripherals - 0.1%
TSC Auto ID Technology Co Ltd	420,046	2,635,912
TOTAL INFORMATION TECHNOLOGY		46,765,705

TOTAL TAIWAN		49,864,869
UNITED KINGDOM - 5.9%
Communication Services - 0.2%
Media - 0.2%
Reach PLC	818,892	895,534
WPP PLC	925,880	8,801,561
		9,697,095
Consumer Discretionary - 2.2%
Broadline Retail - 0.2%
B&M European Value Retail SA	2,281,418	9,167,915
Distributors - 0.3%
Inchcape PLC	1,206,971	10,101,533
Diversified Consumer Services - 0.0%
Photo-Me International PLC	1,151,654	3,055,782
Hotels, Restaurants & Leisure - 0.1%
Hollywood Bowl Group PLC	580,950	2,024,099
J D Wetherspoon PLC	325,066	2,519,058
		4,543,157
Household Durables - 1.1%
Barratt Redrow PLC	2,751,658	15,540,661
Bellway PLC	559,031	18,174,198
Vistry Group PLC (b)	1,010,460	7,498,423
		41,213,282
Specialty Retail - 0.4%
Dunelm Group PLC	150,295	1,841,146
JD Sports Fashion PLC	7,866,100	8,692,032
Pets at Home Group Plc	1,823,607	5,110,064
		15,643,242
Textiles, Apparel & Luxury Goods - 0.1%
Dr Martens PLC (a)	3,707,868	3,330,805
TOTAL CONSUMER DISCRETIONARY		87,055,716

Consumer Staples - 0.5%
Beverages - 0.0%
AG Barr PLC	308,929	2,336,551
Food Products - 0.3%
Carr's Group PLC	711,232	1,106,730
Nomad Foods Ltd	486,699	8,692,444
Tate & Lyle PLC	263,184	2,145,566
		11,944,740
Tobacco - 0.2%
Imperial Brands PLC	177,600	5,990,033
TOTAL CONSUMER STAPLES		20,271,324

Energy - 0.1%
Energy Equipment & Services - 0.1%
John Wood Group PLC (b)	3,403,884	3,057,735
Financials - 1.0%
Capital Markets - 0.2%
Rathbones Group PLC	440,863	9,478,495
Insurance - 0.8%
Direct Line Insurance Group PLC	8,083,416	26,840,597
Hiscox Ltd	75,128	1,018,143
		27,858,740
TOTAL FINANCIALS		37,337,235

Industrials - 1.4%
Aerospace & Defense - 0.0%
QinetiQ Group PLC	389,242	1,799,212
Building Products - 0.0%
Norcros PLC	129,114	373,005
Commercial Services & Supplies - 0.2%
Mitie Group PLC	6,583,451	9,550,501
Electrical Equipment - 0.0%
Volex PLC (a)	280,577	1,008,873
Industrial Conglomerates - 0.7%
DCC PLC	310,556	21,563,270
Machinery - 0.0%
Luxfer Holdings PLC	91,066	1,288,584
Passenger Airlines - 0.1%
JET2 PLC	254,113	4,823,794
Professional Services - 0.0%
Wilmington PLC	358,938	1,722,333
Trading Companies & Distributors - 0.4%
RS GROUP PLC	1,720,843	13,879,544
TOTAL INDUSTRIALS		56,009,116

Information Technology - 0.1%
Software - 0.1%
Pinewood Technologies Group PLC	701,843	2,989,188
Materials - 0.2%
Chemicals - 0.0%
Essentra PLC	1,085,518	1,677,033
Construction Materials - 0.1%
SigmaRoc PLC (b)	4,344,121	3,931,982
Metals & Mining - 0.1%
Hill & Smith PLC	82,361	2,036,261
TOTAL MATERIALS		7,645,276

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LSL Property Services PLC	197,860	721,260
Savills PLC	431,110	5,708,816
		6,430,076
TOTAL UNITED KINGDOM		230,492,761
UNITED STATES - 60.6%
Communication Services - 0.6%
Interactive Media & Services - 0.2%
Cars.com Inc (b)	451,411	8,089,285
Media - 0.4%
Comcast Corp Class A	359,447	12,098,986
Nexstar Media Group Inc	14,744	2,259,076
Thryv Holdings Inc (b)	87,455	1,531,337
		15,889,399
Wireless Telecommunication Services - 0.0%
Gogo Inc (b)	12,994	109,669
TOTAL COMMUNICATION SERVICES		24,088,353

Consumer Discretionary - 6.9%
Automobile Components - 1.1%
Adient PLC (b)	484,399	8,443,075
LCI Industries (a)	159,416	16,705,203
Lear Corp	119,845	11,276,216
Patrick Industries Inc	71,741	6,968,920
		43,393,414
Automobiles - 0.6%
General Motors Co	272,835	13,494,419
Harley-Davidson Inc (a)	381,030	10,310,672
		23,805,091
Broadline Retail - 0.3%
eBay Inc	59,201	3,994,883
Macy's Inc (a)	553,320	8,620,726
		12,615,609
Diversified Consumer Services - 0.1%
Carriage Services Inc	3,800	155,610
Frontdoor Inc (b)	1,551	92,874
Laureate Education Inc (b)	233,882	4,378,271
		4,626,755
Household Durables - 1.0%
DR Horton Inc	36,550	5,186,445
Helen of Troy Ltd (b)	174,450	10,777,521
Tempur Sealy International Inc	237,093	14,970,052
TopBuild Corp (b)	25,752	8,824,695
		39,758,713
Leisure Products - 0.2%
BRP Inc Subordinate Voting Shares	69,728	3,334,431
Brunswick Corp/DE	84,304	5,685,462
		9,019,893
Specialty Retail - 1.3%
Academy Sports & Outdoors Inc	217,685	11,387,102
Advance Auto Parts Inc (a)	147,209	7,139,637
Dick's Sporting Goods Inc	69,295	16,634,265
Sally Beauty Holdings Inc (b)	565,775	6,149,974
Sportsman's Warehouse Holdings Inc (b)	23,777	48,505
Ulta Beauty Inc (b)	23,899	9,849,973
		51,209,456
Textiles, Apparel & Luxury Goods - 2.3%
Crocs Inc (b)	96,960	9,896,707
Kontoor Brands Inc	119,826	11,006,018
Levi Strauss & Co Class A	577,024	10,980,767
Oxford Industries Inc (a)	66,060	5,539,792
PVH Corp	128,359	11,500,966
Samsonite International SA (c)(d)	981,415	2,846,543
VF Corp (a)	547,191	14,210,550
Wolverine World Wide Inc	864,041	19,294,036
		85,275,379
TOTAL CONSUMER DISCRETIONARY		269,704,310

Consumer Staples - 2.3%
Beverages - 0.9%
Primo Brands Corp Class A	1,056,128	34,186,863
Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos Inc	300,000	6,015,000
BJ's Wholesale Club Holdings Inc (b)	63,737	6,313,150
Performance Food Group Co (b)	203,132	18,344,851
		30,673,001
Food Products - 0.6%
Armanino Foods of Distinction Inc	203,916	1,502,351
Lamb Weston Holdings Inc (a)	293,987	17,621,581
Rocky Mountain Chocolate Factory Inc (b)	64,810	116,009
Smithfield Foods Inc	157,689	3,390,314
		22,630,255
Personal Care Products - 0.0%
Edgewell Personal Care Co	10,936	364,169
TOTAL CONSUMER STAPLES		87,854,288

Energy - 5.5%
Energy Equipment & Services - 0.3%
Cactus Inc Class A	224,282	13,391,878
Oil, Gas & Consumable Fuels - 5.2%
Antero Resources Corp (b)	486,720	18,164,390
Chord Energy Corp	237,199	26,673,028
Civitas Resources Inc	289,680	14,704,157
Core Natural Resources Inc	170,410	15,394,839
Diamondback Energy Inc	75,827	12,462,926
Energy Transfer LP	95,005	1,945,702
Enterprise Products Partners LP	253,676	8,282,521
Expand Energy Corp	96,119	9,765,690
Gulfport Energy Corp (b)	43,095	7,692,888
Northern Oil & Gas Inc	366,646	13,180,924
Ovintiv Inc	897,685	37,900,262
Range Resources Corp	557,101	20,635,021
Shell PLC	350,435	11,506,447
Unit Corp	27,616	802,590
		199,111,385
TOTAL ENERGY		212,503,263

Financials - 16.8%
Banks - 7.7%
ACNB Corp	54,826	2,253,349
Associated Banc-Corp	728,939	18,325,526
Bar Harbor Bankshares	72,506	2,296,990
Cadence Bank	599,122	21,089,094
Camden National Corp	52,394	2,376,592
Citigroup Inc	250,759	20,419,305
Community Trust Bancorp Inc	4,524	242,079
East West Bancorp Inc	121,063	12,465,857
First Bancorp Inc/The	11,478	296,592
First Foundation Inc	3,005	15,475
FNB Corp/PA	981,839	15,405,054
Greene County Bancorp Inc	18,226	482,989
KeyCorp	766,197	13,776,222
Nicolet Bankshares Inc	28,210	3,163,187
Oak Valley Bancorp	10,654	275,619
Old National Bancorp/IN	72,820	1,736,757
Plumas Bancorp	26,916	1,227,370
QCR Holdings Inc	71,705	5,575,781
Southern Missouri Bancorp Inc	42,350	2,506,273
Synovus Financial Corp	446,741	25,205,127
Union Bankshares Inc/Morrisville VT	18,831	600,709
United Community Banks Inc/GA	514,868	17,078,172
US Bancorp	331,740	15,850,537
Washington Trust Bancorp Inc	87,476	2,866,589
Webster Financial Corp	262,225	15,796,434
Wells Fargo & Co	953,627	75,145,808
West BanCorp Inc	102,950	2,257,694
Wintrust Financial Corp	133,299	17,436,842
		296,168,023
Capital Markets - 2.8%
Bank of New York Mellon Corp/The	14,090	1,210,753
Federated Hermes Inc Class B	392,144	15,595,567
Lazard Inc Class A	409,453	22,261,960
LPL Financial Holdings Inc	50,256	18,438,424
Raymond James Financial Inc	189,557	31,936,563
SEI Investments Co	20,248	1,753,072
Stifel Financial Corp	164,922	19,106,214
		110,302,553
Consumer Finance - 0.9%
Discover Financial Services	125,770	25,291,089
OneMain Holdings Inc	187,202	10,397,199
		35,688,288
Financial Services - 1.4%
Corpay Inc (b)	80,308	30,556,391
Enact Holdings Inc	19,640	663,439
Essent Group Ltd	252,372	14,700,669
Federal Agricultural Mortgage Corp Class C	42,538	8,413,166
		54,333,665
Insurance - 4.0%
American Financial Group Inc/OH	97,682	13,339,454
First American Financial Corp	165,973	10,492,813
Hartford Financial Services Group Inc/The	87,109	9,717,009
Primerica Inc	60,774	17,634,792
Reinsurance Group of America Inc	197,204	44,934,903
Selective Insurance Group Inc	209,512	17,626,245
Stewart Information Services Corp	96,438	6,286,793
The Travelers Companies, Inc.	3,004	736,520
Unum Group	403,791	30,789,064
		151,557,593
TOTAL FINANCIALS		648,050,122

Health Care - 7.4%
Biotechnology - 0.6%
Gilead Sciences Inc	231,839	22,534,751
Health Care Equipment & Supplies - 0.1%
Embecta Corp (a)	275,445	4,938,729
Utah Medical Products Inc	1,160	71,027
		5,009,756
Health Care Providers & Services - 5.6%
Cigna Group/The	83,832	24,664,213
CVS Health Corp	344,576	19,461,652
Elevance Health Inc	33,731	13,347,357
Henry Schein Inc (b)	235,119	18,809,520
Labcorp Holdings Inc	104,194	26,027,661
Quest Diagnostics Inc	62,849	10,250,672
Tenet Healthcare Corp (b)	50,693	7,142,136
UnitedHealth Group Inc	123,199	66,834,226
Universal Health Services Inc Class B	161,423	30,437,921
		216,975,358
Life Sciences Tools & Services - 0.5%
ICON PLC (b)	94,172	18,747,762
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co	124,665	7,349,002
Elanco Animal Health Inc (b)	683,034	8,216,899
GSK PLC	286,512	4,990,924
Sanofi SA	34,691	3,770,287
Sanofi SA ADR	3,396	184,538
		24,511,650
TOTAL HEALTH CARE		287,779,277

Industrials - 8.0%
Aerospace & Defense - 0.7%
Cadre Holdings Inc	187,558	7,230,361
Huntington Ingalls Industries Inc	82,644	16,302,355
V2X Inc (b)	103,038	5,371,371
		28,904,087
Air Freight & Logistics - 0.0%
Radiant Logistics Inc (b)	64,847	455,226
Building Products - 0.8%
Builders FirstSource Inc (b)	79,627	13,320,005
Hayward Holdings Inc (b)	802,377	12,083,798
Janus International Group Inc (a)(b)	833,695	6,911,331
		32,315,134
Commercial Services & Supplies - 0.6%
Brady Corp Class A	129,190	9,623,363
Civeo Corp	65,025	1,530,689
CoreCivic Inc (b)	164,879	3,373,424
VSE Corp (a)	66,864	6,843,530
		21,371,006
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (b)	73,294	1,863,866
Electrical Equipment - 0.5%
Acuity Brands Inc	39,165	13,018,054
Allient Inc	86,236	2,174,010
GrafTech International Ltd (a)(b)	2,093,622	3,140,433
		18,332,497
Ground Transportation - 0.3%
Proficient Auto Logistics Inc (a)	254,869	2,507,911
Universal Logistics Holdings Inc	235,243	10,402,445
		12,910,356
Machinery - 2.0%
Allison Transmission Holdings Inc	9,412	1,106,286
Blue Bird Corp (b)	142,526	5,076,776
Enpro Inc	68,995	12,812,372
Esab Corp	60,581	7,502,351
Gates Industrial Corp PLC (b)	257,926	5,336,489
Hillenbrand Inc	500,967	17,027,869
Miller Industries Inc/TN	74,820	4,935,875
Terex Corp	201,496	9,689,943
Timken Co/The	150,951	12,116,837
		75,604,798
Professional Services - 1.8%
Barrett Business Services Inc	85,798	3,717,627
CACI International Inc (b)	9,122	3,523,464
Genpact Ltd	371,727	18,099,388
KBR Inc	284,552	15,485,320
Leidos Holdings Inc	4,963	704,895
Maximus Inc	230,593	17,361,347
Science Applications International Corp	67,064	7,261,690
		66,153,731
Trading Companies & Distributors - 1.3%
Beacon Roofing Supply Inc (b)	82,977	9,819,498
Core & Main Inc Class A (b)	217,140	12,255,382
Ferguson Enterprises Inc	40,526	7,340,069
Global Industrial Co	225,810	5,579,765
GMS Inc (b)	105,566	8,903,436
Rush Enterprises Inc Class A	139,093	8,449,900
		52,348,050
TOTAL INDUSTRIALS		310,258,751

Information Technology - 7.8%
Electronic Equipment, Instruments & Components - 4.2%
Advanced Energy Industries Inc	123,936	14,262,555
Belden Inc	126,893	14,779,228
CDW Corp/DE	17,861	3,556,840
Crane NXT Co	388,097	24,826,565
Flex Ltd (b)	6,107	254,357
Insight Enterprises Inc (b)	64,459	11,135,292
Jabil Inc	101,124	16,423,549
Methode Electronics Inc	316,556	3,583,414
Sanmina Corp (b)	17,843	1,493,994
TD SYNNEX Corp	308,036	43,898,210
Vontier Corp	721,027	27,795,591
		162,009,595
IT Services - 1.5%
Amdocs Ltd	425,368	37,513,204
Cognizant Technology Solutions Corp Class A	258,551	21,358,898
		58,872,102
Semiconductors & Semiconductor Equipment - 1.4%
Diodes Inc (b)	188,159	11,097,618
Micron Technology Inc	110,936	10,121,801
MKS Instruments Inc	209,060	23,682,317
Skyworks Solutions Inc	95,280	8,457,052
		53,358,788
Technology Hardware, Storage & Peripherals - 0.7%
Dell Technologies Inc Class C	51,610	5,346,796
Seagate Technology Holdings PLC	262,137	25,259,521
		30,606,317
TOTAL INFORMATION TECHNOLOGY		304,846,802

Materials - 3.1%
Chemicals - 1.0%
Axalta Coating Systems Ltd (b)	512,218	18,409,115
Element Solutions Inc	317,595	8,197,127
LyondellBasell Industries NV Class A1	79,627	6,027,764
Tronox Holdings PLC	685,737	7,042,519
		39,676,525
Construction Materials - 0.5%
Eagle Materials Inc	63,393	16,275,519
GCC SAB de CV	23,795	221,116
RHI Magnesita NV	59,271	2,590,526
		19,087,161
Containers & Packaging - 1.4%
Graphic Packaging Holding CO	295,329	8,100,874
International Paper Co	234,311	13,034,721
Packaging Corp of America	62,586	13,309,539
Silgan Holdings Inc	330,464	18,182,129
		52,627,263
Metals & Mining - 0.2%
Warrior Met Coal Inc (a)	175,884	9,281,399
TOTAL MATERIALS		120,672,348

Real Estate - 0.8%
Industrial REITs - 0.1%
STAG Industrial Inc Class A	108,152	3,696,635
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (b)	59,163	16,731,297
Residential REITs - 0.3%
Camden Property Trust	63,197	7,186,131
Mid-America Apartment Communities Inc	24,223	3,695,945
		10,882,076
Specialized REITs - 0.0%
Outfront Media Inc	32,100	590,640
TOTAL REAL ESTATE		31,900,648

Utilities - 1.4%
Electric Utilities - 1.4%
PG&E Corp	3,494,720	54,692,368
TOTAL UNITED STATES		2,352,350,530
TOTAL COMMON STOCKS (Cost $3,146,232,304)		3,678,250,536

Money Market Funds - 6.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	197,200,573	197,240,013
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	48,493,888	48,498,737
TOTAL MONEY MARKET FUNDS (Cost $245,738,749)			245,738,750

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $3,391,971,053)	3,923,989,286
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(39,621,567)
NET ASSETS - 100.0%	3,884,367,719

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $21,504,452 or 0.6% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,486,882 or 0.4% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	165,742,152	598,856,125	567,358,264	3,087,250	-	-	197,240,013	197,200,573	0.3%
Fidelity Securities Lending Cash Central Fund	31,295,357	213,708,843	196,505,463	45,510	-	-	48,498,737	48,493,888	0.2%
Total	197,037,509	812,564,968	763,863,727	3,132,760	-	-	245,738,750	245,694,461

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	44,218,848	31,116,302	13,102,546	-
Consumer Discretionary	540,907,840	476,009,967	64,897,867	6
Consumer Staples	252,082,274	186,431,882	65,650,378	14
Energy	308,392,771	288,622,213	19,770,558	-
Financials	801,271,767	783,462,094	17,809,673	-
Health Care	351,531,696	315,973,742	35,294,552	263,402
Industrials	568,006,621	456,401,280	111,605,335	6
Information Technology	512,257,279	383,476,267	128,781,012	-
Materials	186,528,040	157,750,846	28,777,187	7
Real Estate	48,040,334	43,139,205	4,901,129	-
Utilities	65,013,066	56,800,764	8,212,302	-

Money Market Funds	245,738,750	245,738,750	-	-
Total Investments in Securities:	3,923,989,286	3,424,923,312	498,802,539	263,435
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of January 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $46,296,354) - See accompanying schedule:
Unaffiliated issuers (cost $3,146,232,304)	$3,678,250,536
Fidelity Central Funds (cost $245,738,749)	245,738,750

Total Investment in Securities (cost $3,391,971,053)		$3,923,989,286
Cash		26,280
Foreign currency held at value (cost $93,687)		93,687
Receivable for investments sold		11,610,059
Receivable for fund shares sold		3,165,399
Dividends receivable		4,453,878
Distributions receivable from Fidelity Central Funds		608,453
Other receivables		7,008
Total assets		3,943,954,050
Liabilities
Payable for investments purchased	$1,990,556
Payable for fund shares redeemed	6,090,301
Accrued management fee	1,604,376
Other payables and accrued expenses	1,403,769
Collateral on securities loaned	48,497,329
Total liabilities		59,586,331
Net Assets		$3,884,367,719
Net Assets consist of:
Paid in capital		$3,239,711,291
Total accumulated earnings (loss)		644,656,428
Net Assets		$3,884,367,719
Net Asset Value, offering price and redemption price per share ($3,884,367,719 ÷ 258,173,517 shares)		$15.05
Statement of Operations
Six months ended January 31, 2025 (Unaudited)
Investment Income
Dividends		$36,849,424
Income from Fidelity Central Funds (including $45,510 from security lending)		3,132,760
Total income		39,982,184
Expenses
Management fee	$9,943,567
Independent trustees' fees and expenses	8,830
Total expenses before reductions	9,952,397
Expense reductions	(3,030)
Total expenses after reductions		9,949,367
Net Investment income (loss)		30,032,817
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $906,327)	183,217,832
Redemptions in-kind	20,893,417
Foreign currency transactions	(221,513)
Total net realized gain (loss)		203,889,736
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $901,742)	(271,968,617)
Assets and liabilities in foreign currencies	(49,311)
Total change in net unrealized appreciation (depreciation)		(272,017,928)
Net gain (loss)		(68,128,192)
Net increase (decrease) in net assets resulting from operations		$(38,095,375)
Statement of Changes in Net Assets

	Six months ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,032,817	$73,511,679
Net realized gain (loss)	203,889,736	332,835,133
Change in net unrealized appreciation (depreciation)	(272,017,928)	221,143,350
Net increase (decrease) in net assets resulting from operations	(38,095,375)	627,490,162
Distributions to shareholders	(401,958,881)	(224,506,444)

Share transactions
Proceeds from sales of shares	452,902,456	1,122,888,527
Reinvestment of distributions	399,526,943	224,505,132
Cost of shares redeemed	(670,184,797)	(939,183,681)

Net increase (decrease) in net assets resulting from share transactions	182,244,602	408,209,978
Total increase (decrease) in net assets	(257,809,654)	811,193,696

Net Assets
Beginning of period	4,142,177,373	3,330,983,677
End of period	$3,884,367,719	$4,142,177,373

Other Information
Shares
Sold	29,216,012	73,201,915
Issued in reinvestment of distributions	26,158,767	15,807,532
Redeemed	(43,399,154)	(61,541,724)
Net increase (decrease)	11,975,625	27,467,723

Financial Highlights
Fidelity® Low-Priced Stock K6 Fund

	Six months ended (Unaudited) January 31, 2025	Years ended July 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.82	$15.23	$14.18	$15.52	$10.82	$11.19
Income from Investment Operations
Net investment income (loss) A,B	.12	.31	.29	.24	.17	.20
Net realized and unrealized gain (loss)	(.27)	2.29	1.25	(.76)	4.72	(.27)
Total from investment operations	(.15)	2.60	1.54	(.52)	4.89	(.07)
Distributions from net investment income	(.36)	(.29)	(.22)	(.20)	(.19)	(.22)
Distributions from net realized gain	(1.27)	(.72)	(.27)	(.63)	-	(.08)
Total distributions	(1.62) C	(1.01)	(.49)	(.82) C	(.19)	(.30)
Net asset value, end of period	$15.05	$16.82	$15.23	$14.18	$15.52	$10.82
Total Return D,E	(.82) %	18.41%	11.23%	(3.56)%	45.81%	(.74)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.50% H	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50 % H	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% H	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.51% H	2.07%	2.06%	1.63%	1.23%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$3,884,368	$4,142,177	$3,330,984	$2,855,310	$2,937,045	$1,861,492
Portfolio turnover rate I,J	36 % H	34%	48%	25%	27%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended January 31, 2025

1. Organization.
Fidelity Low-Priced Stock K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$782,158,949
Gross unrealized depreciation	(264,417,248)
Net unrealized appreciation (depreciation)	$517,741,701
Tax cost	$3,406,247,585

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Low-Priced Stock K6 Fund	690,495,389	921,052,899

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Low-Priced Stock K6 Fund	3,969,173	20,893,417	60,172,663

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Low-Priced Stock K6 Fund	4,380,237	68,417,726

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Low-Priced Stock K6 Fund	3,747,615	22,380,026	58,088,029

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Low-Priced Stock K6 Fund	23,077,570	354,982,117

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Low-Priced Stock K6 Fund	13,262

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Low-Priced Stock K6 Fund	52,674,949	36,213,377	6,532,523

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Low-Priced Stock K6 Fund	4,927	97	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,030.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9883998.107
LPSK6-SANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2025